AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2003

                         FILE NOS. 33-76566 AND 811-8416
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 18
                                       AND
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 19

                        TOUCHSTONE VARIABLE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, including Area Code: (513) 362-8000
                                 TINA D. HOSKING
                         INTEGRATED FUND SERVICES, INC.
             221 EAST FOURTH STREET, STE 300, CINCINNATI, OHIO 45202
                     (Name and Address of Agent for Service)

                                   copies to:

     Robert L. Hickey, Esq.                       Patrick T. Bannigan
     Sullivan & Worcester LLC                     Touchstone Securities, Inc.
     1666 K Street, NW, Suite 700                 221 East Fourth Street
     Washington, DC 20006                         Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[x]  on April 28, 2003 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest
================================================================================

Touchstone Variable Series Trust
--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                  April 28, 2003



o  Touchstone International Equity Fund

o  Touchstone Baron Small Cap Fund

o  Touchstone Emerging Growth Fund

o  Touchstone Third Avenue Value Fund

o  Touchstone Large Cap Growth Fund

o  Touchstone Enhanced 30 Fund

o  Touchstone Value Plus Fund

o  Touchstone Growth & Income Fund

o  Touchstone Balanced Fund

o  Touchstone High Yield Fund

o  Touchstone Core Bond Fund

o  Touchstone Money Market Fund


The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Notes
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Information About The Funds ...............................................    4

Touchstone International Equity Fund ......................................    5

Touchstone Baron Small Cap Fund ...........................................    9

Touchstone Emerging Growth Fund ...........................................   13

Touchstone Third Avenue Value Fund ........................................   17

Touchstone Large Cap Growth Fund ..........................................   21

Touchstone Enhanced 30 Fund ...............................................   25

Touchstone Value Plus Fund ................................................   29

Touchstone Growth & Income Fund ...........................................   33

Touchstone Balanced Fund ..................................................   37

Touchstone High Yield Fund ................................................   41


Touchstone Core Bond Fund .................................................   45


Touchstone Money Market Fund ..............................................   49

Investment Strategies And Risks ...........................................   53

The Funds' Management .....................................................   62

Investing With Touchstone .................................................   69

Choosing a Class of Shares ................................................   69

Distributions And Taxes ...................................................   71

Financial Highlights ......................................................   72

For More Information ......................................................   80

--------------------------------
Touchstone Variable Series Trust
--------------------------------

4

INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Variable Series Trust ("TVST") is a group of 12 mutual funds (each a "Fund," collectively, the "Funds"). Touchstone Variable Trust is part of the Touchstone Family of Funds which also consists of Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds and Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds. Each Fund has a different investment goal and risk level.

Shares of each Fund described in this Prospectus can be purchased by insurance company separate accounts.


You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. When you purchase a variable annuity contract or variable life policy, you decide how to invest your purchase payments by selecting from the available investment options. The investment options may include the following Sub-Accounts that invest in the Funds of TVST:
Touchstone International Equity Fund, Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund, Touchstone Third Avenue Value Fund, Touchstone Large Cap Growth Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Core Bond Fund and Touchstone Money Market Fund - Service Class ("SC") and Institutional Class ("I").


You should read the prospectus for the variable annuity contract or variable life policy that you want to purchase to learn about purchasing a contract and selecting your investment options. That prospectus also contains information about the contract, your investment options, the Sub-Accounts and expenses related to purchasing a variable annuity contract or variable life policy.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The investment objective of the Touchstone International Equity Fund is to seek long-term growth of capital through investment in equity securities of foreign issuers.

ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks long-term growth of capital. This means the Fund looks for investments that may increase in value over a period of 3 to 5 years. Under normal circumstances, the Fund will invest at least 80% of its assets in the common stock and preferred stock of foreign companies in at least 3 countries outside the United States. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund focuses on mid- and large-cap companies located in Europe, Australia and the Far East. The Fund may invest up to 15% of its assets in securities issued by companies quoted in emerging market countries.


The portfolio managers at Bank of Ireland Asset Management (U.S.) Ltd. ("BIAM (U.S.)"), the sub-advisor to the Fund, utilize a broad framework of global and economic trends to focus their research efforts. These trends are driven by factors such as demographics, consumption patterns, and technology. The portfolio managers do not allocate by country, but focus on highly liquid companies with superior products and services that are best placed to take advantage of these trends. The portfolio managers aim to hold stocks for 3 to 5 years. In addition, the portfolio managers aim to limit their investments to the most liquid and best regulated markets, thus limiting the risk profile of the Fund.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     o Because securities of companies in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities

     o If the stocks in the Fund's portfolio do not grow over the long term as expected

     o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies


     o Because value oriented funds may underperform when growth investing is in favor


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

6

--------------------------------------------------------------------------------

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone International Equity Fund. The bar chart shows changes in the Fund's performance from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE INTERNATIONAL EQUITY FUND PERFORMANCE*

[BAR CHART]

YEARS             TOTAL RETURN

1995                      5.45%

1996                     11.47%

1997                     14.76%

1998                     20.21%

1999                     36.47%

2000                    -18.93%

2001                    -29.67%

2002                    -23.58%


* Performance shown prior to 2002 reflects that of the Fund's prior Sub-Advisor.


During the periods shown in the bar chart, the highest quarterly return was 28.12% (for the quarter ended 12/31/99) and the lowest quarterly return was -23.07% (for the quarter ended 9/30/02).

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.


The table compares the Fund's average annual returns to those of the MSCI EAFE Index. The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 21 exchanges in Europe, Australia and the Far East.



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                      Since
                                              1 Year    5 Years    Fund Started*
                                             -----------------------------------
TOUCHSTONE INTERNATIONAL EQUITY FUND         -23.58%    -6.50%         -1.06%
--------------------------------------------------------------------------------

                     MSCI EAFE INDEX         -15.66%    -2.62%          0.81%

--------------------------------------------------------------------------------
* The Fund began operations on November 21, 1994.


FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity contract or variable life policy fees or other expenses were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                   ---------------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                                ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           0.95%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                           1.72%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     2.67%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement*                 1.42%
--------------------------------------------------------------------------------
Net Expenses                                             1.25%
--------------------------------------------------------------------------------

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.25% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2003.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

8

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $127           $694           $1,288         $2,898
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE BARON SMALL CAP FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Baron Small Cap Fund seeks long-term capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Sub-Advisor (BAMCO, Inc.) seeks securities that it believes have (1) favorable price to value characteristics based on the Sub-Advisor's assessment of their prospects for future growth and profitability and (2) the potential to increase in value at least 50% over two subsequent years. Securities are selected for their capital appreciation potential and investment income is not a consideration in BAMCO's stock selection process.


The Fund will not sell positions just because their market values have increased. Subject to the Fund's 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in the Sub-Advisor's opinion, the company is still an attractive investment.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued


     o Because growth oriented funds may underperform when value investing is in favor

     o If the companies in which the Fund invests do not grow as rapidly as expected

     o Because, though the Fund is diversified, the Fund may establish significant positions in companies in which the Sub-Advisor has the greatest conviction and if the stock price of one or more of those companies should decrease, it could cause the Fund's net asset value to drop


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

10

--------------------------------------------------------------------------------

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone Baron Small Cap Fund. The bar chart shows changes in the Fund's performance from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE BARON SMALL CAP FUND PERFORMANCE*

[BAR CHART]

YEARS                 TOTAL RETURN

1993                      0.00%

1994                     -1.97%

1995                     19.54%

1996                     18.54%

1997                     25.08%

1998                     -0.61%

1999                     -2.57%

2000                      1.24%

2001                      6.60%


2003                    -14.08%

PERFORMANCE SHOWN PRIOR TO NOVEMBER 1, 2000 REFLECTS THAT OF THE FUND'S PRIOR SUB-ADVISOR.

* Effective April 28, 2003, substantially all of the assets of the Baron Small Cap Portfolio, a series of The Legends Fund, Inc., were transferred to the Touchstone Baron Small Cap Fund, for which shareholders of the Legends Baron Small Cap Portfolio received shares of the Touchstone Baron Small Cap Fund. The performance and accounting history of the Legends Baron Small Cap Portfolio have been assumed by the Touchstone Baron Small Cap Fund and are reflected in the bar chart above and performance table shown below.

During the periods shown in the bar chart, the highest quarterly return was 19.51% (for the quarter ended 6/30/01) and the lowest quarterly return was -18.90% (for the quarter ended 9/30/98).

The year-to-date return for the Fund as of March 31, 2003 is -3.19%


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.


The table compares the Fund's average annual returns to those of the Russell 2000 Index. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                              1 Year    5 Years       10 years
                                             -----------------------------------


     TOUCHSTONE BARON SMALL CAP FUND         -14.08%    -2.13%          5.70%
--------------------------------------------------------------------------------
                  RUSSELL 2000 INDEX         -20.48%    -1.36%          7.16%
--------------------------------------------------------------------------------

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                                ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           1.05%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                           1.27%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     2.32%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement*                 0.67%
--------------------------------------------------------------------------------
Net Expenses                                             1.65%
--------------------------------------------------------------------------------

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.65% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least April 30, 2005.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

12

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Baron Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $168           $660           $1,179         $2,604
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE EMERGING GROWTH FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in emerging growth companies. Emerging growth companies can include companies that have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that the portfolio managers believe are undervalued, including companies with unrecognized asset values or undervalued growth and companies undergoing a turnaround. The Fund will invest in common stocks of small cap and mid cap companies. The Fund may also invest in companies in the technology sector.


The Fund is sub-advised by two separate management teams, a growth style team and a value style team, that use different style methodologies when evaluating which stocks and bonds to buy or sell in their portfolio's holdings. In selecting securities for the Fund, both portfolio management teams evaluate companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

The growth style management team will sell a security if the predetermined sell price is achieved, if it is concluded that the original case for investment is no longer valid or if more attractive alternative investments are available. The value style management team will sell a security if it is believed to be fairly valued, if the Fund's holding in a security becomes larger than a predetermined percentage of the Fund's portfolio or if the goals for a security cannot be achieved according to its evaluation process.


THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued

     o    If the stocks in the Fund's portfolio are not undervalued as expected

     o If the companies in which the Fund invests do not grow as rapidly as expected

     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

14

--------------------------------------------------------------------------------

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone Emerging Growth Fund. The bar chart shows changes in the Fund's performance from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE EMERGING GROWTH FUND PERFORMANCE

[BAR CHART]

YEARS                TOTAL RETURN

1995                     19.57%

1996                     11.16%

1997                     33.67%

1998                      3.28%

1999                     46.75%

2000                     29.62%

2001                     -2.62%

2002                    -22.31%

During the periods shown in the bar chart, the highest quarterly return was 21.54% (for the quarter ended 12/31/01) and the lowest quarterly return was -19.60% (for the quarter ended 9/30/01).

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------


The table compares the Fund's average annual returns to those of the Russell 2000 Index and the Russell 2500 Index. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance. The Russell 2500 Index is a widely recognized unmanaged index of the smallest 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED
DECEMBER 31, 2002

                                                                       Since
                                              1 Year    5 Years    Fund Started*
                                             -----------------------------------
     TOUCHSTONE EMERGING GROWTH FUND         -22.31%     8.25%         12.86%
--------------------------------------------------------------------------------


                  RUSSELL 2000 INDEX         -20.48%    -1.36%          7.17%
--------------------------------------------------------------------------------
                  RUSSELL 2500 INDEX          _____%    _____%         _____%
--------------------------------------------------------------------------------
* The Fund began operations on November 21, 1994.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                               ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                           0.50%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.30%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement*                 0.15%
--------------------------------------------------------------------------------
Net Expenses                                             1.15%
--------------------------------------------------------------------------------

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.15% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2003.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

16

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $117           $397           $699           $1,555
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Third Avenue Value Fund seeks long-term capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what Third Avenue Management LLC (the "Sub-Advisor") believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stocks and debt instruments that it believes are undervalued. Acquisitions of these senior securities will generally be limited to those providing (1) protection against the issuer taking certain actions which could reduce the value of the security and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The mix of the Fund's investments at any time will depend on the industries and types of securities the Sub-Advisor believes hold the most value.


THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

     o Because the Fund frequently finds value in industries that are temporarily depressed and the prices of securities in these industries may tend to go down more than those of companies in other industries

     o Because the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing potentially smaller gains than a Fund invested solely in stocks

     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

     o    If the stocks in the Fund's portfolio are not undervalued as expected

     o If the companies in which the Fund invests do not grow as rapidly as expected

     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one company and the securities of that company may not increase in value as expected


     o Because value oriented funds may underperform when growth investing is in favor


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

18

--------------------------------------------------------------------------------

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone Third Avenue Value Fund. It shows the changes in the Fund's performance from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE THIRD AVENUE VALUE FUND PERFORMANCE*

[BAR CHART]

YEAR                 TOTAL RETURN

1993                      4.66%

1994                     -2.07%

1995                     43.65%

1996                     24.51%

1997                     30.42%

1998                     18.41%

1999                    -12.14%

2000                     11.16%

2001                     15.22%

2002                    -17.49%


PERFORMANCE SHOWN PRIOR TO NOVEMBER 1, 2000 REFLECTS THAT OF THE FUND'S PRIOR SUB-ADVISOR.

* Effective April 28, 2003, substantially all of the assets of the Third Avenue Value Portfolio, a series of The Legends Fund, Inc., were transferred to the Touchstone Small Cap Value Fund, for which shareholders of the Legends Third Avenue Value Portfolio received shares of the Touchstone Small Cap Value Fund. Also effective April 28, 2003, the Touchstone Small Cap Value Fund was renamed the Touchstone Third Avenue Value Fund. The performance and accounting history of the Legends Third Avenue Value Portfolio have been assumed by the Touchstone Third Avenue Value Fund and are reflected in the bar chart above and performance table shown below. On April 28, 2003, the Fund replaced its previous sub-advisor, Ark Asset Management, Inc., with Third Avenue Management LLC. Third Avenue Management LLC has managed the Third Avenue Value Portfolio of The Legends Funds, Inc. since November 1, 2000.

During the period shown in the bar chart, the highest quarterly return was 16.34% (for the quarter ended 12/31/98) and the lowest quarterly return was -22.41% (for the quarter ended 9/30/02).


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------


The year-to-date return for the Fund as of March 31, 2003 is -5.48%


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figure for the period.


The table compares the Fund's average annual returns to those of the Standard & Poor's 500 Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED
DECEMBER 31, 2002*

                                              1 Year    5 Years       10 Years
                                             -----------------------------------
  TOUCHSTONE THIRD AVENUE VALUE FUND         -17.49%     1.91%         10.60%
--------------------------------------------------------------------------------
                       S&P 500 INDEX         -22.10%    -0.59%          9.34%
--------------------------------------------------------------------------------

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                               ANNUAL OPERATING EXPENSES*
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                            .47%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.27%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement**                0.22%
--------------------------------------------------------------------------------
Net Expenses                                             1.05%
--------------------------------------------------------------------------------

* The expense information in the table above has been restated to reflect current fees.

** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.05% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least April 30, 2005.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

20

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $107           $381           $676           $1,515
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Large Cap Growth Fund seeks long-term capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of assets in a diversified portfolio of common stocks of large cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund invests primarily in stocks of established companies with proven records of superior and consistent earnings growth. In selecting equity securities for the Fund, the portfolio manager looks for successful companies which have exhibited superior growth in revenues and earnings, strong product lines and proven management ability over a variety of business cycles.

The Fund may invest all or a portion of its assets in cash and cash equivalents if the portfolio manager considers the securities markets to be overvalued. When the portfolio manager believes unusual circumstances warrant a defensive posture, the Fund may temporarily invest all of its assets in cash, U.S. Government securities or money market instruments, including repurchase agreements.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

     o If the detailed fundamental analysis of companies in the stock screening process is not accurate

     o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected


     o Because growth oriented funds may underperform when value investing is in favor


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

22

--------------------------------------------------------------------------------

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone Large Cap Growth Fund. The bar chart shows changes in the Fund's performance from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE LARGE CAP GROWTH FUND PERFORMANCE*

[BAR CHART]

YEARS                 TOTAL RETURN

1993                     -1.38%

1994                      2.64%

1995                     29.93%

1996                     13.95%

1997                     34.78%

1998                     35.65%

1999                     35.51%

2000                    -22.45%

2001                    -27.94%

2002                    -30.47%


PERFORMANCE SHOWN PRIOR TO NOVEMBER 1, 2000 REFLECTS THAT OF THE FUND'S PRIOR SUB-ADVISOR.

* Effective April 28, 2003, substantially all of the assets of the Harris Bretall Sullivan & Smith Equity Growth Portfolio, a series of The Legends Fund, Inc., and the Touchstone Growth/Value Fund were transferred to the Touchstone Large Cap Growth Fund, for which shareholders of the Legends Harris Bretall Sullivan & Smith Equity Growth Portfolio and the Touchstone Growth/Value Fund received shares of the Touchstone Large Cap Growth Fund. The performance and accounting history of the Legends Harris Bretall Sullivan & Smith Equity Growth Portfolio have been assumed by the Touchstone Large Cap Growth Fund and are reflected in the bar chart above and performance table shown below. On April 28, 2003, the Fund replaced its previous sub-advisor, Fort Washington Investment Advisors, Inc., with Harris Bretall Sullivan & Smith, LLC.

During the periods shown in the bar chart, the highest quarterly return was 34.54% (for the quarter ended 12/31/98) and the lowest quarterly return was -25.66% (for the quarter ended 9/30/01).

The year-to-date return for the Fund as of March 31, 2003 is -0.76%


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figure for all periods.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------


The table compares the Fund's average annual returns to those of the Standard & Poor's 500 Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED
DECEMBER 31, 2002

                                              1 Year    5 Year         10 Year
                                             -----------------------------------
    TOUCHSTONE LARGE CAP GROWTH FUND         -30.47%    -6.51%          4.16%
--------------------------------------------------------------------------------
         STANDARD & POOR'S 500 INDEX         -22.10%    -0.59%          9.34%
--------------------------------------------------------------------------------


FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                               ANNUAL OPERATING EXPENSES*
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                           0.79%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.54%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement**                0.49%
--------------------------------------------------------------------------------
Net Expenses                                             1.05%
--------------------------------------------------------------------------------

* The expense information in the table above has been restated to reflect current fees.

** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.05% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least April 30, 2005.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

24

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Large Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $107           $438           $793           $1,793
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE ENHANCED 30 FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the Dow Jones Industrial Average by substituting stocks that offer above average growth potential for those stocks in the Dow Jones Industrial Average that appear to have less growth potential. The Fund's portfolio will at all times consist of 30 stocks and up to 1/3 of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

The portfolio manager uses a database of 4,000 stocks from which to choose the companies that will be substituted in the enhanced portion of the portfolio. A specific process is followed to assist the portfolio manager in its selections:

     o The 4,000 stocks are reduced to 1,400 by screening for quality and market capitalization ($10 billion minimum)

     o A model is applied to select stocks that the portfolio manager believes are priced at a discount to true value. This model reduces the stock choices to about 300 companies

     o The portfolio manager then searches for those companies which have excellent earnings potential

Stocks are sold when the portfolio manager believes they are overpriced or face a significant reduction in earnings prospects. The portfolio is rebalanced periodically or as needed due to changes in the Dow Jones Industrial Average or the other securities in the portfolio.

The portfolio manager's selection process is expected to cause the Fund's portfolio to have the following characteristics:

     o    Attractive valuation

     o    Above-average earnings and dividend growth

     o    Above-average market capitalization ratio

     o    Dominant industry position

     o    Seasoned management

     o    Above-average quality

Unlike the Dow Jones Industrial Average, the Touchstone Enhanced 30 Fund is not price-weighted.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

26

--------------------------------------------------------------------------------

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o    If the stock selection model falters in its stock screening process

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

     o If the stocks in the Fund's portfolio are not as undervalued as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone Enhanced 30 Fund. The bar chart shows changes in the Fund's performance from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE ENHANCED 30 FUND PERFORMANCE

[BAR CHART]

YEAR                 TOTAL RETURN

2000                     -2.95%

2001                    -11.45%

2002                    -22.67%

During the period shown in the bar chart, the highest quarterly return was 11.85% (for the quarter ended 12/31/01) and the lowest quarterly return was -20.30% (for the quarter ended 9/30/02).

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figure for the period.


The table compares the Fund's average annual returns to those of the Dow Jones Industrial Average. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks.


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002


                                                             Since
                                              1 Year     Fund Started*
                                             -------------------------
         TOUCHSTONE ENHANCED 30 FUND         -22.67%        -9.11%
----------------------------------------------------------------------

        DOW JONES INDUSTRIAL AVERAGE         -15.01%        -5.10%
----------------------------------------------------------------------

* The Fund began operations on May 1, 1999.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                               ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                           0.87%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.52%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement*                 0.77%
--------------------------------------------------------------------------------
Net Expenses                                             0.75%
--------------------------------------------------------------------------------

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2003.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

28

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Enhanced 30 Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $82            $410           $761           $1,751
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE VALUE PLUS FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Value Plus Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily (at least 65% of total assets) in common stocks of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These may include companies in the technology sector.


At least 70% of total assets will be invested in large cap companies and the remainder will generally be invested in mid cap companies.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

     o    If the stocks in the Fund's portfolio are not undervalued as expected

     o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors


     o Because value oriented funds may underperform when growth investing is in favor


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

30

--------------------------------------------------------------------------------

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone Value Plus Fund. The bar chart shows changes in the Fund's performance from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE VALUE PLUS FUND PERFORMANCE

[BAR CHART]

YEARS                TOTAL RETURN

1999                     15.02%

2000                      2.64%

2001                     -0.88%


2002                    -26.65%


During the periods shown in the bar chart, the highest quarterly return was 13.79% (for the quarter ended 12/31/99) and the lowest quarterly return was -19.20% (for the quarter ended 9/30/02).

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all the periods.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------


The table compares the Fund's average annual returns to those of the Standard & Poor's 500, the S&P/Barra Value Index and the Russell 1000 Value Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The S&P/Barra Value Index is a capitalization-weighted index comprised of stocks of the S&P 500 with low price-to-book ratios relative to the S&P 500 as a whole. Each company of the S&P 500 is assigned to either the S&P 500 Value Index or S&P Growth Index so that the sum of the indices reflects the total S&P 500. The Russell 1000 Value Index is a widely recognized unmanaged index of the Russell 1000 securities that have a less-than-average growth orientation.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED
DECEMBER 31, 2002
                                                                    Since
                                              1 Year            Fund Started*
                                             -----------------------------------
          TOUCHSTONE VALUE PLUS FUND         -26.65%                -2.79%
--------------------------------------------------------------------------------
                       S&P 500 INDEX         -22.10%                -3.57%
--------------------------------------------------------------------------------
               S&P/BARRA VALUE INDEX         -20.85%                -3.44%
--------------------------------------------------------------------------------
            RUSSELL 1000 VALUE INDEX          _____%                _____%
--------------------------------------------------------------------------------

* The Fund began operations on May 1, 1998.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                               ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                           1.41%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     2.16%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement*                 1.01%
--------------------------------------------------------------------------------
Net Expenses                                             1.15%
--------------------------------------------------------------------------------

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.15% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least April 30, 2005.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

32

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $117           $579           $1,067         $2,413
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE GROWTH & INCOME FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Growth & Income Fund seeks to increase the value of Fund shares over the long-term, while receiving dividend income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund generally invests (at least 50% of total assets) in dividend paying common stocks, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities which do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. Although the yield of the Fund's portfolio usually will be greater than the yield of the S&P 500 Index and similar to the yield of a value-oriented benchmark like the Russell 1000 Value Index, not every stock in the Fund will have a premium yield.

The Fund invests in stocks with lower valuations than the broad market, that, in the portfolio manager's view, have good long-term dividend and earnings fundamentals. The portfolio manager utilizes screening techniques based on price/earnings ratios, financial strength and long-term earnings and dividend growth to identify attractive investment opportunities within a universe of large capitalization equities and American Depository Receipts (ADRs). These companies are subject to further fundamental analysis, which enables the portfolio manager to evaluate value oriented and cheap cyclical growth companies that pay little or no dividends.

The Fund may invest up to 20% of its total assets in securities of foreign companies, including ADRs and American Depository Shares ("ADSs"). The Fund may also invest up to 20% of its total assets in investment grade non-convertible debt securities or in convertible debt securities rated as low as the highest level of non-investment grade.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o If any of the stocks in the Fund's portfolio do not increase in value as expected

     o If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     o Because the issuers of non-investment grade debt securities held by the Fund are more likely to be unable to make timely payments of interest or principal


     o Because growth oriented funds may underperform when value investing is in favor


--------------------------------
Touchstone Variable Series Trust
--------------------------------

34

--------------------------------------------------------------------------------

     o Because the Fund may, at various times, invest a significant percentage of its assets in the securities of a single sector and when the Fund is over weighted in a sector, it may be more sensitive to any single economic, business, political or regulatory occurrence than a fund that is not sector over weighted in a sector

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone Growth & Income Fund. The bar chart shows changes in the Fund's performance from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE GROWTH & INCOME FUND PERFORMANCE

[BAR CHART]

YEARS                TOTAL RETURN

1999                      2.39%

2000                     12.16%

2001                     -5.28%

2002                    -14.90%

During the periods shown in the bar chart, the highest quarterly return was 10.92% (for the quarter ended 6/30/99) and the lowest quarterly return was -19.43% (for the quarter ended 9/30/02).

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------


The table compares the Fund's average annual returns to those of the S&P 500 Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED
DECEMBER 31, 2002
                                                              Since
                                              1 Year      Fund Started*
                                             -----------------------------------
     TOUCHSTONE GROWTH & INCOME FUND         -14.90%          -1.91%
--------------------------------------------------------------------------------


                       S&P 500 INDEX         -22.10%          -6.78%
--------------------------------------------------------------------------------

* The Fund began operations on January 1, 1999.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                               ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                           0.47%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.27%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement*                 0.42%
--------------------------------------------------------------------------------
Net Expenses                                             0.85%
--------------------------------------------------------------------------------

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.85% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2003.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

36

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $87            $361           $657           $1,497
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE BALANCED FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Balanced Fund seeks to achieve both an increase in share price and current income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25% of total assets). The debt securities will be rated investment grade or at the 2 highest levels of non-investment grade.

The Fund may also invest in:

     o    Warrants

     o    Preferred stocks

     o    Convertible securities

The Fund may also invest up to 1/3 of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries.

In choosing equity securities for the Fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o If the stocks in the Fund's portfolio do not increase in value as expected

     o If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

     o Because the issuers of non-investment grade debt securities held by the Fund are more likely to be unable to make timely payments of interest or principal

     o Because investments in securities of foreign companies may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     o Because securities of companies in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities

--------------------------------
Touchstone Variable Series Trust
--------------------------------

38

--------------------------------------------------------------------------------


     o Because value oriented funds may underperform when growth investing is in favor


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone Balanced Fund. The bar chart shows changes in the Fund's performance from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE BALANCED FUND PERFORMANCE

[BAR CHART]

YEARS                TOTAL RETURN

1995                     24.56%

1996                     16.78%

1997                     18.61%

1998                      5.44%

1999                      9.62%

2000                     12.71%

2001                      2.67%

2002                     -9.09%

During the periods shown in the bar chart, the highest quarterly return was 10.08% (for the quarter ended 6/30/97) and the lowest quarterly return was -9.20% (for the quarter ended 9/30/02).

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------


The table compares the Fund's average annual returns to those of the S&P 500 Index, the Lehman Brothers Aggregate Index and a blended index made up of 60% S&P 500 Index and 40% LB Aggregate Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Lehman Brothers Aggregate Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of approximately 10 years.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED
DECEMBER 31, 2002
                                                                       Since
                                              1 Year    5 Years    Fund Started*
                                             -----------------------------------
            TOUCHSTONE BALANCED FUND          -9.09%     3.99%          9.79%
--------------------------------------------------------------------------------


                       S&P 500 INDEX         -22.10%    -0.59%         10.34%
--------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE INDEX          10.26%     7.54%          8.57%
--------------------------------------------------------------------------------
BLEND--60% S&P 500, 40% LB AGGREGATE          -9.49%     3.31%         10.16%
--------------------------------------------------------------------------------
* The Fund began operations on November 21, 1994.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                               ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                           0.53%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.33%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement*                 0.43%
--------------------------------------------------------------------------------
Net Expenses                                             0.90%
--------------------------------------------------------------------------------

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.90% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2003.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

40

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Balanced Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $92            $379           $688           $1,564
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE HIGH YIELD FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal. Capital appreciation is a secondary consideration.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of assets), under normal circumstances, in non-investment grade debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity between 6 and 10 years, but it may vary between 4 and 12 years.


In selecting securities for the Fund, the Fund's Sub-Advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the Sub-Advisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.


THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:


     o Because the issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession


     o If interest rates go up, causing the value of any debt securities held by the Fund to decline


     o Because securities with longer maturities may lose more value due to increases in Interest rates than securities with shorter maturities


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

42

--------------------------------------------------------------------------------

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone High Yield Fund. It shows changes in the performance of the Fund from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE HIGH YIELD FUND PERFORMANCE

[BAR CHART]

YEAR                 TOTAL RETURN

2000                     -0.68%

2001                      6.93%

2002                      2.82%

During the period shown in the bar chart, the highest quarterly return was 7.57% (for the quarter ended 12/31/02) and the lowest quarterly return was -4.88% (for the quarter ended 3/31/00).

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figure for the period.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------


The table compares the Fund's average annual returns to those of the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index is an unmanaged index consisting of non-investment grade bonds with maturities of 1 year or more.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED
DECEMBER 31, 2002
                                                              Since
                                              1 Year      Fund Started*
                                             -----------------------------------
           TOUCHSTONE HIGH YIELD FUND          2.82%          0.09%
--------------------------------------------------------------------------------


MERRILL LYNCH HIGH YIELD MASTER INDEX         -1.14%         -0.02%
--------------------------------------------------------------------------------

 * The Fund began operations on May 1, 1999.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:


                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                               ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           0.52%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                           0.56%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.08%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement*                 0.28%
--------------------------------------------------------------------------------
Net Expenses                                             0.80%
--------------------------------------------------------------------------------

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.80% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least April 30, 2004.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

44

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $82            $316           $568           $1,292
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE CORE BOND FUND
--------------------------------------------------------------------------------


THE FUND'S INVESTMENT GOAL


The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.


ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily, under normal circumstances, at least 80% of assets in bonds. Bonds include mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment-grade debt securities.

In deciding what securities to buy and sell for the Fund, the Fund's sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. The sub-advisor follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.


THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

     o    Because   fluctuations   in  interest  rates  generally  have  a  more
          pronounced effect on longer term debt securities


     o Because securities with longer maturities may lose more value due to increases in Interest rates than securities with shorter maturities


     o If the issuer of a security is unable to make timely payments of principal or interest when due

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

46

--------------------------------------------------------------------------------

THE FUND'S PERFORMANCE


The bar chart and table below give some indication of the risks of investing in the Touchstone Core Bond Fund. The bar chart shows changes in the Fund's performance from year to year.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE CORE BOND FUND PERFORMANCE

[BAR CHART]

YEARS                TOTAL RETURN

1999                     -1.28%

2000                      9.20%

2001                      7.85%

2002                      7.93%

During the periods shown in the bar chart, the highest quarterly return was 4.54% (for the quarter ended 9/30/01) and the lowest quarterly return was -0.89% (for the quarter ended 6/30/99).

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------


The table compares the Fund's average annual returns to those of the Lehman Brothers Aggregate Index. The Lehman Brothers Aggregate Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of approximately 10 years.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED
DECEMBER 31, 2002
                                                              Since
                                               1 Year     Fund Started*
                                             -----------------------------------


           TOUCHSTONE CORE BOND FUND           7.93%          5.84%
--------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE INDEX          10.26%          7.25%
--------------------------------------------------------------------------------

* The Fund began operations on January 1, 1999.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                                ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
Management Fee                                           0.55%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  N/A
--------------------------------------------------------------------------------
Other Expenses                                           0.41%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     0.96%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement*                 0.21%
--------------------------------------------------------------------------------
Net Expenses                                             0.75%
--------------------------------------------------------------------------------

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2003.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

48

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          -----------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
          -----------------------------------------------------
          $77            $285           $510           $1,159
          -----------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE MONEY MARKET FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations, including certificates of deposit, bankers' acceptances and time deposits

     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government

     o    Short-term corporate debt obligations

     o    Taxable and tax-exempt municipal securities

     o    Variable and floating rate securities

     o    Repurchase agreements


Like all money market funds, when buying and selling securities, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00.


THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease.

     o If issuers are unable to make timely payments of interest or principal.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

50

--------------------------------------------------------------------------------

THE FUND'S PERFORMANCE


The following bar chart and table below give some indication of the risks of investing in the Touchstone Money Market Fund. The bar chart shows changes in the Fund's Class I shares from year to year since the Fund started. The returns for Service Class (Class SC) shares offered by the Fund will differ from the returns of Class I shares shown in the bar chart, depending on the expenses of that class.


The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE MONEY MARKET FUND - CLASS I PERFORMANCE

[BAR CHART]

YEARS                TOTAL RETURN

2002                      1.58%


During the period shown in the bar chart, the highest quarterly return was 0.46% (for the quarter ended 3/31/02) and the lowest quarterly return was 0.33% (for the quarter ended 12/31/02).


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

To obtain current yield information, call 1.800.545.0407.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED
DECEMBER 31, 2002
                                                                  Since
                                              1 Year          Fund Started*
                                             -----------------------------------
TOUCHSTONE MONEY MARKET FUND - CLASS I         1.58%              2.21%
--------------------------------------------------------------------------------

* The Fund began operations on May 1, 2001.


Performance information is only shown for that class of shares which has had a full calendar year of operations. Since Service Class shares of the Touchstone Money Market Fund began operations on April 28, 2003, there is no performance information included in this Prospectus.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included expenses would be higher:

                                                    SHAREHOLDER FEES
                                       (fees paid directly from your investment)
                                       -----------------------------------------
Maximum Sales Charges Imposed on Purchases                 N/A
--------------------------------------------------------------------------------
Maximum Deferred Sales Charges                             N/A
--------------------------------------------------------------------------------

                                               ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
                                              Service
                                               Class              Class I
                                               Shares              Shares
--------------------------------------------------------------------------------
Management Fee                                 0.18%               0.18%*
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.25%               N/A
--------------------------------------------------------------------------------
Other Expenses                                 0.53%               0.96%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           0.96%**             1.14%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement***     0.41%               0.86%
--------------------------------------------------------------------------------
Net Expenses                                   0.55%               0.28%
--------------------------------------------------------------------------------

* The expense information in the table above has been restated to reflect current fees.

**   Based on estimated amounts for the current fiscal year

*** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Service Class Net Expenses to 0.55% and Class I Net Expenses to 0.28% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2005.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

52

--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years        5 Years        10 Years
                         -----------------------------------------------------
Service Class Shares     $56            $176           $307           $689
--------------------------------------------------------------------------------
Class I Shares           $29            $345           $685           $1,645
--------------------------------------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?


The International Equity Fund, Core Bond Fund and Third Avenue Value Fund may engage in active trading to achieve their investment goals, although the Third Avenue Value Fund does not currently intend to do so. Frequent trading increases transaction costs, which would lower a fund's performance.


CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each Fund may change its investment goal(s) by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

INTERNATIONAL EQUITY FUND. The International Equity Fund may also invest in:


     o Certain debt securities issued by U.S. and non-U.S. entities (up to 20% of total assets), including non-investment grade debt securities rated as low as B


     o    American Depository Receipts (ADRs)

     o    Initial Public Offerings

BARON SMALL CAP FUND.  The Baron Small Cap Fund may also invest in:

     o    Preferred stocks and convertible preferred stocks


     o    Convertible bonds and debentures


     o    Warrants (up to 5% of net assets)

     o    Securities of foreign companies (up to 10% of total assets)

     o    U.S. Government securities

     o    Mortgage-related securities (up to 5%)

     o Debt securities that are rated in the medium to lowest rating categories by S&P and Moody's (up to 20% of total assets)

EMERGING GROWTH FUND.  The Emerging Growth Fund may also invest in:

     o    Large cap company stocks


     o    Securities of foreign companies (up to 20% of total assets)

     o American Depository Receipts (ADRs), American Depository Shares (ADSs) and other depository receipts (up to 20% of total assets)


     o    Securities of emerging market countries (up to 10%)

--------------------------------
Touchstone Variable Series Trust
--------------------------------

54

--------------------------------------------------------------------------------

     o Securities designed to replicate an index, an industry or a sector of the economy

     o    Cash equivalents

     o    Initial public offerings

THIRD AVENUE VALUE FUND.  The Third Avenue Value Fund may also invest in:

     o    Non-investment grade debt securities (up to 35% of total assets)

     o    Securities of foreign companies (up to 25% of total assets)

     o    U.S. Government securities

     o    Mortgage-related securities


     o    Warrants (up to 5% of net assets)


LARGE CAP GROWTH FUND.  The Large Cap Growth Fund may also invest in:

     o    U.S. Government securities

     o    Mortgage-related securities


     o    Warrants (up to 5% of net assets)


VALUE PLUS FUND. The Value Plus Fund may also invest in:

     o    Preferred stocks

     o    Investment grade debt securities

     o    Convertible securities


In addition, the Value Plus Fund may invest up to 10% of it total assets in:


     o    Cash equivalent investments

     o    Short-term debt securities

GROWTH & INCOME FUND.  The Growth & Income Fund may also invest in:

     o    Non-convertible, non-investment grade debt securities (up to 5%)

     o    Real Estate Investment Trusts (REITs) (up to 10%)

HIGH YIELD FUND.  The High Yield Fund may also invest in:

     o Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar

     o    Debt securities of issuers in emerging market countries

     o    Mortgage-related   securities  and  other  types  of  loans  and  loan
          participations

     o    U.S. Government securities and securities of foreign governments



CORE BOND FUND. The Core Bond Fund may also invest in:


     o    Preferred stock

     o Non-investment grade U.S. and foreign debt securities rated as low as B (up to 35% of total assets)

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

     o Debt securities denominated in foreign currencies (up to 20% of total assets)

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS


ASSETS. A Fund's assets are defined as net assets plus the amount of any borrowings for investment purposes. This definition applies to the discussion of the Funds' principal investment strategies.


MONEY MARKET INSTRUMENTS include:

     o    Bank obligations

     o    Short-term government securities

     o    Short-term corporate debt securities

     o    Short-term municipal securities

     o    Variable and floating rate securities

BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal

     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange

     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds


     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Small Business Administration and Tennessee Valley Authority and the Overseas Private Investment Corporation (OPIC)


     o    U.S. Treasuries issued without interest coupons (STRIPS)

     o Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES. Corporate debt securities are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES. Municipal securities are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligation bonds are secured

--------------------------------
Touchstone Variable Series Trust
--------------------------------

56

--------------------------------------------------------------------------------

by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

FOREIGN DEBT SECURITIES. Foreign debt securities are obligations of a country other than the U.S. to pay interest and repay principal.

FOREIGN COMPANIES. A foreign company is a company that meets one or more of the following criteria:

     o    It is organized under the laws of a foreign country

     o    It maintains its principal place of business in a foreign country

     o The principal trading market for its securities is located in a foreign country

     o It derives at least 50% of its revenues or profits from operations in foreign countries

     o    It has at least 50% of its assets located in foreign countries

Some portfolio managers may define the parameters for a foreign company differently.

AMERICAN DEPOSITORY RECEIPTS (ADRs)/AMERICAN DEPOSITORY SHARES (ADSs). ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of the foreign security and are traded on U.S. exchanges.

INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's").

NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example credit card receivables, that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by:

     o    The Government National Mortgage Association (GNMA)

     o    The Federal National Mortgage Association (FNMA)

     o    The Federal Home Loan Mortgage Corporation (FHLMC)

The loans may be grouped together by private issuers such as:

     o    Commercial banks

     o    Savings and loan institutions

     o    Mortgage bankers

     o    Private mortgage insurance companies

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

Mortgage-related securities include Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgagees secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

REAL ESTATE INVESTMENT TRUSTS (REITS). REITs pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.

"LARGE CAP," "MID CAP" AND "SMALL CAP" COMPANIES. Generally companies are categorized as follows:

     o A large cap company has a market capitalization of more than $10 billion

     o A mid cap company has a market capitalization between $2.5 billion and $10 billion

     o A small cap company has a market capitalization of less than $2.5 billion

Some portfolio managers may define the parameters for a category differently.

EMERGING GROWTH COMPANIES. Emerging Growth companies include:

     o Companies that have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates

     o Companies that the portfolio managers believe have unrecognized asset values, undervalued growth or emerging growth

     o    Companies undergoing a turnaround


EMERGING MARKET COUNTRIES. Emerging Market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meets one or more of the following criteria:


     o    It is organized under the laws of an emerging market country

     o It maintains its principal place of business in an emerging market country

     o It derives at least 50% of its revenues or profits from operations within emerging market countries

     o    It has at least 50% of its assets located in emerging market countries

     o The principal trading market for its securities is located in an emerging market country

Some portfolio managers may define the parameters for an emerging market country differently.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

58

--------------------------------------------------------------------------------

UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

     o    Price relative to earnings

     o    Price relative to cash flow

     o    Price relative to financial strength

REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WARRANTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. It should also be noted that the prices of warrants do not necessarily move parallel to the prices of the underlying securities. It should also be noted that if the market price of the underlying security never exceeds the exercise price, the Fund will lose the entire investment in the warrant. Moreover, if a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price and the right to purchase the underlying security.


TO-BE-ANNOUNCED SECURITIES. To-be-announced securities are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If a Fund invests in to-be-announced securities, it will maintain a segregated account of cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUNDS

MARKET RISK. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

     o Small Cap Companies. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

     o Mid Cap Companies. Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

     o Emerging Growth Companies. Investment in emerging growth companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.

     o Real Estate Investment Trusts (REITs). Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are more sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

     o Technology Securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and the risk that new products will not meet expectations or even reach the marketplace.

     o Initial Public Offerings (IPOs). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

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60

--------------------------------------------------------------------------------

INTEREST RATE RISK. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Money Market Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and decrease when interest rates decrease.

     o Mortgage-related securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities. In addition, loans and loan participations may be more difficult to sell than other investments and are subject to the risk of borrower default.

CREDIT RISK. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     o Non-Investment Grade Securities. Non-investment grade securities are sometimes referred to as "junk bonds" and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in non-investment grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade securities can also be more difficult to sell for good value.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as loss of value due to fluctuation in currency exchange rates and other factors, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past,

                                                --------------------------------
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                                                --------------------------------

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                                                                              61

--------------------------------------------------------------------------------

equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     o Emerging Market Countries. Investments in a country that is still relatively under-developed involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

     o Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest a significant percentage of its assets in the securities of a single company. Because the Fund's holdings may be concentrated in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

OTHER INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies, including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iSharesSM (formerly called World Equity Benchmark Shares or "WEBS"), S&P's Depositary Receipts ("SPDRs") and similar securities of other issuers. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

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62

THE FUNDS' MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Touchstone Advisors, Inc., (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 is the investment advisor of the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisors Act of 1940, as amended (the "Advisors Act") since 1994. As of December 31, 2002, Touchstone Advisors had $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting Fund sub-advisors who have shown good investment performance in their areas of expertise ("Fund Sub-Advisors"). The Board of Trustees of the Trust reviews and must approve the Advisor's selections. Touchstone Advisors considers various factors in evaluating Fund Sub-Advisors, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over 5 years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service


Touchstone Advisors will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with Fund Sub-Advisors. Touchstone Advisors discusses its expectations for performance with each Fund Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund Sub-Advisor's contract should be renewed, modified or terminated.


The Trust and Touchstone Advisors have applied for, and the SEC has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain circumstances, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. A Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of any changes in the sub-advisor to that Fund.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.


Each Fund pays Touchstone Advisors a fee for its services at an annual rate that is computed daily based on the Fund's average daily net assets and paid monthly. Out of this fee, Touchstone Advisors pays each Fund Sub-Advisor a fee for its services. Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent, accounting services agent and administrator.


                                                --------------------------------
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                                                --------------------------------

--------------------------------------------------------------------------------

The fee paid to Touchstone Advisors by each Fund during its most recent fiscal year is shown in the table below:


      ---------------------------------------------------
      INTERNATIONAL EQUITY FUND                0.95%
      ---------------------------------------------------
           BARON SMALL CAP FUND                1.05%
      ---------------------------------------------------
           EMERGING GROWTH FUND                0.80%
      ---------------------------------------------------
        THIRD AVENUE VALUE FUND                0.65%
      ---------------------------------------------------
          LARGE CAP GROWTH FUND                0.65%
      ---------------------------------------------------
               ENHANCED 30 FUND                0.65%
      ---------------------------------------------------
                VALUE PLUS FUND                0.75%
      ---------------------------------------------------
           GROWTH & INCOME FUND                0.80%
      ---------------------------------------------------
                  BALANCED FUND                0.80%
      ---------------------------------------------------
                HIGH YIELD FUND                0.52%
      ---------------------------------------------------
                 CORE BOND FUND                0.55%
      ---------------------------------------------------
              MONEY MARKET FUND                0.50%
      ---------------------------------------------------

Effective December 31, 2002, the Touchstone Balanced Fund, the Touchstone Core Bond Fund, the Touchstone Value Plus Fund, the Touchstone Enhanced 30 Fund, the Touchstone High Yield Fund, the Touchstone International Equity Fund and the Touchstone Money Market Fund added breakpoints to their advisory fee schedules in order to reduce the advisory fees paid by the Funds when assets reach $100 million and above. The establishment of breakpoints did not affect the amount of advisory fees paid by these Funds during the most recent fiscal year.


FUND SUB-ADVISORS

The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

FUND SUB-ADVISOR TO THE  INTERNATIONAL EQUITY FUND

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LTD. ("BIAM (U.S.)")
75 Holly Hill Lane, Greenwich, CT 06830


BIAM (U.S.) has been registered as an investment advisor under the Advisors Act since 1987. BIAM (U.S.) provides investment advisory services to institutional clients. As of December 31, 2002, BIAM (U.S.) had assets under management of approximately $22 billion. BIAM (U.S.) has managed the Fund since May 1, 2002.


The Fund is managed by a team of BIAM (U.S.) investment professionals. This team of 17 asset managers is headed by Chris Reilly, Chief Investment Officer. Mr. Reilly joined BIAM (U.S.)'s current management team in 1980 and has had overall responsibility for asset management since 1985.

Prior to May 1, 2002,  the Fund was managed by Credit  Suisse  Asset  Management
LLC.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

64

--------------------------------------------------------------------------------

FUND SUB-ADVISOR TO THE BARON SMALL CAP FUND


BAMCO, Inc. ("BAMCO")
767 Fifth Avenue, New York, New York 10153

BAMCO is a subsidiary of Baron Capital Group, Inc. ("Baron Capital"). At December 31, 2002, BAMCO had assets under management of approximately $4.9 billion.


Ronald Baron, the portfolio manager of the Baron Small Cap Portfolio, is the founder, chief executive officer and chairman of BAMCO and Baron Capital and is the principal owner of Baron Capital. Mr. Baron has been the portfolio manager of Baron Asset Fund and Baron Growth Fund since their inception. He has managed money for others since 1975. Baron Capital and its affiliates, including BAMCO, have been managing money since 1982.

FUND SUB-ADVISORS TO THE EMERGING GROWTH FUND

TCW INVESTMENT MANAGEMENT COMPANY ("TCW")
865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017


TCW is wholly-owned by its parent holding company, the TCW Group, Inc. TCW has been registered as an investment advisor under the Advisors Act since 1987. TCW provides investment advisory services to individual and institutional clients. Effective July 6, 2001, the TCW Group, Inc. became an indirect subsidiary of Societe Generale SA upon the sale of a majority of its stock to Societe Generale Asset Management SA. As of December 31, 2002, the TCW Group, Inc. had assets under management of approximately $80 billion.


Nicholas F. Gallucio and Susan I. Schottenfeld have primary responsibility for the day-to-day management of the Fund's assets allocated to TCW. Mr. Gallucio is a Managing Director of TCW and has been with the firm since 1982. Ms. Schottenfeld is a Managing Director of TCW and has been with the firm since 1985.

WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("WESTFIELD")
One Financial Center, Boston, MA 02111


Westfield has been registered as an investment advisor under the Advisors Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of December 31, 2002, Westfield had assets under management of $2.7 billion. Westfield has been managing the Touchstone Emerging Growth Fund since the Fund's inception.

William A.  Muggia is  Co-President,  Chief  Investment  Officer  and  Portfolio
Manager of Westfield and has managed the portion of the Touchstone Emerging Growth Fund's assets allocated to Westfield by the Advisor since April 1999. Mr. Muggia has been with Westfield since 1994.


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

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                                                                              65

--------------------------------------------------------------------------------

FUND SUB-ADVISOR TO THE THIRD AVENUE VALUE FUND

THIRD AVENUE MANAGEMENT LLC ("TAM")
622 Third Avenue, New York, NY 10017


TAM is majority owned by Affiliated Managers Group, Inc. and has been, or its predecessor has been, registered as an investment advisor under the Advisors Act since 1986. TAM provides investment management services to private and institutional investors. As of March 31, 2003, TAM had assets under management of approximately $4.3 billion. TAM has managed the Fund since November 1, 2000.

Martin J. Whitman and Curtis R. Jensen manage the Third Avenue Value Portfolio. Mr. Whitman is Co-Chief Investment Officer of Third Avenue Management LLC, the investment advisor to the Third Avenue Funds as well as to private and institutional clients. Mr. Whitman has managed the Third Avenue Value Fund since its inception on November 1, 1990. Mr. Whitman has served as a Director of various public and private companies, currently including Danielson Holding Corporation and Nabors Industries, Inc. Mr. Whitman has been a Distinguished Management Fellow at the Yale School of Management for 28 years.

Mr. Jensen is Co-Chief Investment Officer of Third Avenue Management LLC. He manages the Third Avenue Small-Cap Value Fund and several sub-advised portfolios. Mr. Jensen is also a senior research analyst for the Third Avenue Value Fund and a portfolio manager for Third Avenue Management's private and institutional advisory business. Mr. Jensen serves as a Director of American Capital Access Holdings, Inc.


FUND SUB-ADVISOR TO ENHANCED 30 FUND

TODD INVESTMENT ADVISORS, INC. ("Todd")
101 South Fifth St.  Suite 3160 Louisville, KY  40202

Todd has been registered as an investment advisor under the Advisors Act since 1967. Todd provides investment advisory services to individual and institutional clients. As of December 31, 2001, Todd had assets under management of $3 billion. Todd has been managing the Touchstone Enhanced 30 Fund since the Fund's inception.


Curtiss M. Scott, Jr., CFA, has primary responsibility for the day-to-day management of the Fund. Mr. Scott joined Todd in 1996. He has 17 years of experience as a portfolio manager and 22 years of industry experience. Mr. Scott is supported by Robert P. Bordogna, President and Chief Executive Officer, and Bosworth M. Todd, founder and Chairman. Mr. Bordogna and Mr. Todd have worked together since 1980.


Todd is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Todd as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.

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--------------------------------

66

--------------------------------------------------------------------------------

FUND SUB-ADVISOR TO THE GROWTH & INCOME FUND


DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
345 Park Avenue, New York, NY 10017

DIMA and its predecessor, Zurich Scudder Investments, Inc., have provided investment advisory services to mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts since 1919. As of December 31, 2002, DIMA had assets under management of $95 billion. DIMA has been managing the Growth & Income Fund since the Fund's inception.

Tom Sassi, Managing Director and Lead Portfolio Manager, has more than 30 years of investment experience. He has been a portfolio manager since 1973 and joined Zurich Scudder in August of 1996. Fred Gaskin, Managing Director, is also a portfolio manager. He has been a portfolio manager since 1993 and joined Zurich Scudder in November of 1996.


FUND SUB-ADVISOR TO THE BALANCED FUND

OPCAP ADVISORS ("OPCAP")
1345 Avenue of the Americas, New York, NY 10105


OpCap is a subsidiary of Oppenheimer Capital. Oppenheimer Capital has been registered as an investment advisor under the Advisors Act since 1968 and its employees perform all investment advisory services provided to the Fund. As of December 31, 2002, Oppenheimer Capital and its subsidiaries had assets under management of $223 billion. OpCap has been managing the Touchstone Balanced Fund since May of 1997.

Louis Goldstein has managed the equity portion of the Touchstone Balanced Fund since April of 1999. Matthew Greenwald has managed the fixed-income portion of the Balanced Fund since 1997. Mr. Goldstein joined Oppenheimer Capital in 1991 and is Managing Director. Mr. Greenwald joined Oppenheimer Capital in 1989 and is Senior Vice President.


FUND SUB-ADVISOR TO THE LARGE CAP GROWTH FUND


HARRIS BRETALL SULLIVAN & SMITH LLC ("Harris Bretall")
One Sansome Street, Suite 3300, San Francisco, California 94104

Harris Bretall has been a registered investment advisor under the Advisors Act since 1971. Harris Bretall provides investment management services to high net worth individuals and institutional clients. As of December 31, 2002, Harris Bretall had assets under management of approximately $2.7 billion. Harris Bretall has been managing the Fund since November 1, 2000.

Joseph Calderazzo is responsible for the day-to-day management of the Fund. Mr. Calderazzo is Portfolio Manager and Director, Institutions and Private Client Group, at Harris. He jointed Harris 1990. Mr. Calderazzo is also the firm's analyst for Political and Governmental Affairs.


                                                --------------------------------
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                                                --------------------------------

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                                                                              67

--------------------------------------------------------------------------------


FUND SUB-ADVISOR TO THE VALUE PLUS FUND, HIGH YIELD FUND, CORE BOND FUND AND MONEY MARKET FUND


FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202


Fort Washington has been registered as an investment advisor under the Advisors Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2001, Fort Washington had assets under management of $20 billion. Fort Washington has been managing the Touchstone High Yield Fund, the Touchstone Value Plus Fund, the Touchstone Core Bond Fund and the Touchstone Money Market Fund since each Fund's inception.

VALUE PLUS FUND: John C. Holden, CFA, has managed the Touchstone Value Plus Fund since May 1998. Mr. Holden joined Fort Washington in May 1997 and is Vice President and Senior Portfolio Manager. Mr. Holden previously served as senior portfolio manager with Mellon Private Asset Management in Pittsburgh, senior portfolio manager and investment analyst for Star Bank's Stellar Performance Group in Cincinnati, and senior employee benefit portfolio manager for First Kentucky Trust Company in Louisville.

HIGH YIELD FUND: Brendan M. White, CFA, has managed the Touchstone High Yield Fund since he joined Fort Washington Investment Advisors in 1993 and is Vice President and Senior Portfolio Manager. He currently manages $750 million in high yield assets. Mr. White has 13 years of fixed income management experience and was with Ohio Casualty prior to joining Fort Washington.

CORE BOND FUND: Timothy J. Policinski, CFA, has managed the Touchstone Core Bond Fund since June 2000 and is Vice President and Senior Portfolio Manager. Mr. Policinski joined Fort Washington Investment Advisors in June of 2001. Prior to joining Fort Washington, he was employed by Lincoln Investment Management, Fort Wayne, Indiana, as Vice President, Public Bond Manager from 1997 until 2000 and Vice President, portfolio manager-mutual funds from 1994-1997.

MONEY MARKET FUND: John J. Goetz, CFA, is primarily responsible for managing the Money Market Fund. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since October 1999. He was employed from 1981 until May 2000 by the Fund's previous investment advisor that was acquired by Fort Washington in May 2000.


Fort Washington is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.

--------------------------------
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--------------------------------

68

--------------------------------------------------------------------------------


Touchstone Advisors pays each Fund Sub-Advisor a fee for the services it provides to the Fund at an annual rate that is computed daily based on the Fund's average daily net assets and paid monthly. The fee paid to each Fund Sub-Advisor by Touchstone Advisors during the Fund's most recent fiscal year is shown in the table below:

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
 Bank of Ireland Asset Management (U.S.)
 Limited (Since May 1, 2002)                                  0.45%
--------------------------------------------------------------------------------
 Credit Suisse Asset Management, LLC
 (January 1, 2002 through April 30, 2002)                     0.85%
--------------------------------------------------------------------------------
BARON SMALL CAP FUND
--------------------------------------------------------------------------------
 BAMCO Inc.                                                   0.80%
--------------------------------------------------------------------------------
EMERGING GROWTH FUND
--------------------------------------------------------------------------------
 TCW Investment Management Company                            0.07%
 Westfield Capital Management Company, Inc.                   0.36%
--------------------------------------------------------------------------------
THIRD AVENUE VALUE FUND
--------------------------------------------------------------------------------
 Third Avenue Management LLC                                  0.50%
 (Since April 28, 2003)
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 Harris Bretall Sullivan & Smith, LLC                         0.40%
 (Since April 28, 2003)
--------------------------------------------------------------------------------
ENHANCED 30 FUND
--------------------------------------------------------------------------------
 Todd Investment Advisors, Inc.                               0.25%
--------------------------------------------------------------------------------
VALUE PLUS FUND
--------------------------------------------------------------------------------
 Fort Washington Investment Advisors, Inc.                    0.45%
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------
 Deutsche Investment Management Americas Inc.                 0.50%
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
 OpCap Advisors                                               0.58%
--------------------------------------------------------------------------------
HIGH YIELD FUND
--------------------------------------------------------------------------------
 Fort Washington Investment Advisors, Inc.                    0.30%
--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------
 Fort Washington Investment Advisors, Inc.                    0.30%
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
 Fort Washington Investment Advisors, Inc.                    0.15%
--------------------------------------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

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INVESTING WITH TOUCHSTONE
--------------------------------------------------------------------------------

CHOOSING THE APPROPRIATE FUNDS TO MATCH YOUR GOALS

Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. Your financial advisor can help you buy a variable annuity contract or variable life policy that would allow you to choose the Funds.

PURCHASING SHARES

You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. You should read this prospectus and the prospectus of the variable annuity contract or variable life policy carefully before you choose your investment options.

     o Investor Alert: Touchstone reserves the right to refuse any purchase order.

SHARE CLASSES

The Touchstone Money Market Fund is composed of two classes of shares, Service Class and Class I shares. Service Class shares have adopted a distribution plan under Rule 12b-1 of the 1940 Act. This plan allows the Fund to pay an annual fee of up to 0.25% of the average daily net assets of Service Class shares for the sale and distribution of shares. Service Class shareholders will receive certain additional services provided by broker-dealers. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

SELLING SHARES

To meet various obligations under the contracts, the separate accounts may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. Proceeds from the sale are usually sent to the separate account on the next business day. The Fund may suspend sales of shares or postpone payment dates when the New York Stock Exchange ("NYSE") is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

PRICING OF FUND SHARES

Each Fund's share price, also called net asset value ("NAV"), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share by dividing the total value of its net assets by the number of its shares outstanding. Shares are purchased or sold at the NAV next determined after your purchase for sale order is received in proper form by Touchstone.

Each Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency

--------------------------------
Touchstone Variable Series Trust
--------------------------------

70

--------------------------------------------------------------------------------

values will be converted into U.S. dollar values. Some specific pricing strategies follow:

     o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.

     o Equity securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

     o Fixed-income securities which have available market quotations are priced according to the most recent bid price quoted by 1 or more of the major market makers.

     o Securities that do not have available market prices are priced at their fair value using consistent procedures established in good faith by the Board of Trustees.

     o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of NAV.

     o Because portfolio securities that are primarily listed on non-U.S. exchanges may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when the separate accounts will not be able to buy or sell shares.

The Money Market Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities which meet its quality standards and present minimal credit risks. The Money Market Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Money Market Fund to maintain a stable net asset value per share. However, there is no assurance that the Money Market Fund will be able to do so.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Touchstone Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Touchstone Fund, other than the Touchstone Large Cap Growth Fund and the Touchstone Money Market Fund, will declare and pay dividends annually. The Touchstone Large Cap Growth Fund will declare and pay dividends quarterly. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly.

Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually.

TAX INFORMATION

Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund's distributions. The separate accounts, which issue your variable annuity contract or variable life policy, as the owner of the Funds' shares, may be affected. Each Fund's distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

[SIDEBAR TEXT]
ooo You should consult with your tax advisor to address your own tax situation.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

72

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
These financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Baron Small Cap Fund, the Third Avenue Value Fund and the Large Cap Growth Fund for the years shown has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request. The information for the International Equity Fund, the Emerging Growth Fund, the Enhanced 30 Fund, the Value Plus Fund, the Growth and Income Fund, the Balanced Fund, the High Yield Fund, the Core Bond Fund and the Money Market Fund for the years ended December 31, 2002, 2001 and 2000 has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request. Financial Highlights for the International Equity Fund, the Emerging Growth Fund, the Enhanced 30 Fund, the Value Plus Fund, the Growth and Income Fund, the Balanced Fund, the High Yield Fund, the Core Bond Fund and the Money Market Fund for the years prior to 1999 were audited by other auditors. The information for the period ended June 30, 2002 is unaudited.

--------------------------------------------------------------------------------------------------------------------------------
Touchstone International Equity Fund
Period Ended                                              12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     7.56     $    10.75     $    17.54     $    13.96     $    12.01
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                 0.04           0.03           0.02           0.06           0.06
   Net realized and unrealized gain (loss) on investments      (1.82)         (3.22)         (3.39)          5.00           2.37
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                         (1.78)         (3.19)         (3.37)          5.06           2.43
--------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          --             --          (0.12)         (0.07)         (0.10)
   Realized capital gains                                         --             --          (3.30)         (1.41)         (0.38)
   Return of capital                                           (0.05)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                        (0.05)            --          (3.42)         (1.48)         (0.48)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     5.73     $     7.56     $    10.75     $    17.54     $    13.96
================================================================================================================================
Total return(a)                                               (23.58)%       (29.67)%       (18.90)%        36.47%         20.21%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $   10,648     $   16,226     $   32,786     $   40,663     $   33,813
Ratios to average net assets:
   Net expenses                                                 1.25%          1.25%          1.25%          1.25%          1.25%
   Net investment income (loss)                                 0.58%          0.36%         (0.02)%         0.37%          0.49%
Portfolio turnover                                               199%           160%           121%           156%           141%
================================================================================================================================

(a) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Fund               (Unaudited)
Period Ended                                  12/31/02         6/30/02       6/30/01       6/30/00       6/30/99       6/30/98
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  12.53         $  12.90      $  11.64      $  12.17      $  17.58      $  14.85
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                  (0.09)           (0.13)        (0.03)         0.21          0.10          0.04
   Net realized and unrealized gain (loss)
    on investments                               (1.61)           (0.24)         1.51         (0.64)        (1.80)         3.48
-------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations           (1.70)           (0.37)         1.48         (0.43)        (1.70)         3.52
-------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
   Net investment income                            --               --         (0.22)        (0.10)        (0.04)        (0.14)
   Realized capital gains                           --               --            --            --         (3.67)        (0.65)
-------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions             --               --         (0.22)        (0.10)        (3.71)        (0.79)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  10.83         $  12.53      $  12.90      $  11.64      $  12.17      $  17.58
===============================================================================================================================
Total return (a)                                (13.57%)(b)       (2.87%)       12.83%        (3.52%)       (9.24%)       23.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $ 10,036         $ 11,978      $  6,698      $  5,917      $ 10,994      $ 14,688
Ratios to average net assets:
   Gross Expenses                                 2.18%            2.32%         3.10%         2.25%         1.64%         1.56%
   Net expenses                                   1.58%(c)         1.55%         1.55%         1.55%         1.54%         1.52%
   Net investment income (loss)                  (1.46%)(c)       (1.33%)       (0.33%)        1.33%         0.71%         0.26%
Portfolio turnover                                  21%(c)           91%          221%          224%           76%          113%
===============================================================================================================================
(a)  Total  returns  would  have  been  lower  had  certain  expenses  not  been reimbursed or waived during the periods shown.
(b)  Not annualized.
(c)  Annualized.

--------------------------------------------------------------------------------------------------------------------------------
Touchstone Emerging Growth Fund
Period Ended                                              12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    18.14     $    20.22     $    19.23     $    15.33     $    15.40
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                (0.14)         (0.13)         (0.05)         (0.05)          0.02
   Net realized and unrealized gain (loss) on investments      (3.90)         (0.39)          5.71           7.13           0.46
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                         (4.04)         (0.52)          5.66           7.08           0.48
--------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          --             --             --             --          (0.03)
   Realized capital gains                                      (0.65)         (1.56)         (4.67)         (3.18)         (0.52)
   Return of capital                                              --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                        (0.65)         (1.56)         (4.67)         (3.18)         (0.55)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $    13.45     $    18.14     $    20.22     $    19.23     $    15.33
================================================================================================================================
Total return(a)                                               (22.31)%        (2.62)%       (29.62)%        46.75%          3.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $   25,408     $   36,305     $   42,117     $   36,879     $   31,264
Ratios to average net assets:
   Net expenses                                                 1.15%          1.15%          1.12%          1.15%          1.15%
   Net investment income (loss)                                (0.89)%        (0.72)%        (0.24)%        (0.34)%         0.14%
Portfolio turnover                                                63%            85%            77%            89%            66%
================================================================================================================================

(a) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

74

-------------------------------------------------------------------------------------------------------------------------------
Touchstone Third Avenue Value Fund            (Unaudited)
Period Ended                                  12/31/02         6/30/02       6/30/01       6/30/00       6/30/99       6/30/98
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  16.08         $  16.79      $  13.97      $  22.06      $  21.02      $  20.63
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.03             0.02          0.15          0.39          0.33          0.26
   Net realized and unrealized gain (loss)
    on investments                               (2.46)           (0.61)         4.31         (5.12)         3.22          4.08
-------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations           (2.43)           (0.59)         4.46         (4.73)         3.55          4.34
-------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
   Net investment income                         (0.03)           (0.12)        (0.40)        (0.33)        (0.28)        (0.26)
   Realized capital gains                        (0.22)              --         (1.24)        (3.03)        (2.23)        (3.69)
-------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions          (0.25)           (0.12)        (1.64)        (3.36)        (2.51)        (3.95)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  13.40         $  16.08      $  16.79      $  13.97      $  22.06      $  21.02
===============================================================================================================================
Total return (a)                                (15.02%)(b)       (3.45%)       35.66%       (23.88%)       18.09%        23.36%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $ 39,264         $ 48,221      $ 35,066      $ 20,994      $ 50,169      $ 46,436
Ratios to average net assets:
   Gross Expenses                                 1.10%            1.08%         1.21%         1.08%         0.96%         0.94%
   Net expenses                                   1.10%(c)         1.08%         1.15%         1.08%         0.96%         0.94%
   Net investment income (loss)                   0.43%(c)         0.23%         1.15%         1.80%         1.56%         1.58%
Portfolio turnover                                   5%(c)           23%          128%           42%           50%           57%
===============================================================================================================================

(a) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.
(b)  Not annualized.
(c)  Annualized.

-------------------------------------------------------------------------------------------------------------------------------
Touchstone Large Cap Growth Fund              (Unaudited)
Period Ended                                  12/31/02         6/30/02       6/30/01       6/30/00       6/30/99       6/30/98
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.85         $  15.93      $  30.25      $  26.00      $  21.11      $  17.53
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                  (0.05)           (0.04)        (0.10)        (0.05)        (0.06)        --(a)
   Net realized and unrealized gain (loss)
    on investments                               (1.12)           (4.73)        (9.42)         4.83          7.17          4.90
-------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations           (1.17)           (4.77)        (9.52)         4.78          7.11          4.90
-------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
   Net investment income                            --               --            --            --            --         (0.02)
   Realized capital gains                           --            (1.31)        (4.80)        (0.53)        (2.22)        (1.30)
-------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions             --            (1.31)        (4.80)        (0.53)        (2.22)        (1.32)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $   8.68         $   9.85      $  15.93      $  30.25      $  26.00      $  21.11
===============================================================================================================================
Total return (b)                                (11.90%)(c)      (30.55%)      (37.42%)       18.89%        35.19%        29.11%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $ 15,010         $ 20,309      $ 32,008      $ 56,879      $ 55,428      $ 37,662
Ratios to average net assets:
   Gross Expenses                                 1.34%            1.17%         1.07%         1.01%         0.96%         0.95%
   Net expenses                                   1.18%(d)         1.15%         1.07%         1.01%         0.96%         0.95%
   Net investment income (loss)                  (0.26%)(d)       (0.33%)       (0.45%)       (0.39%)       (0.29%)       (0.01%)
Portfolio turnover                                  30%(d)           31%           47%           40%           27%           57%
===============================================================================================================================

(a)  Less than $0.01 per share.
(b) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.
(c)  Not annualized.
(d)  Annualized.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

-----------------------------------------------------------------------------------------------------------------
Touchstone Enhanced 30 Fund
Period Ended                                              12/31/02       12/31/01       12/31/00       12/31/99 (a)
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     8.93     $    10.18     $    10.55     $    10.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                 0.10           0.09           0.06           0.05
   Net realized and unrealized gain (loss) on investments      (2.12)         (1.25)         (0.37)          0.55
-----------------------------------------------------------------------------------------------------------------
      Total from investment operations                         (2.02)         (1.16)         (0.31)          0.60
-----------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.10)         (0.09)         (0.06)         (0.05)
   Realized capital gains                                         --             --             --             --
-----------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                        (0.10)         (0.09)         (0.06)         (0.05)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     6.81     $     8.93     $    10.18     $    10.55
=================================================================================================================
Total return(b)                                               (22.67)%       (11.45)%        (3.00)%         5.99%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $    7,561     $   11,020     $   12,701     $   13,532
Ratios to average net assets:
   Net expenses                                                 0.75%          0.75%          0.75%          0.75%(d)
   Net investment income (loss)                                 1.10%          0.90%          0.58%          0.83%(d)
Portfolio turnover                                                27%             6%            27%             9%
=================================================================================================================

(a)  The Fund commenced operations on May 1, 1999.
(b) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.
(c)  Not annualized.
(d)  Annualized.

--------------------------------------------------------------------------------------------------------------------------------
Touchstone Value Plus Fund
Period Ended                                              12/31/02       12/31/01       12/31/00       12/31/99       12/31/98 (a)
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    10.40     $    10.61     $    11.22     $    10.18     $    10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                 0.05           0.04           0.06           0.03           0.03
   Net realized and unrealized gain (loss) on investments      (2.83)         (0.13)          0.24           1.49           0.18
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                         (2.78)         (0.09)           0.3           1.52           0.21
--------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.09)            --          (0.06)         (0.03)         (0.03)
   Realized capital gains                                         --          (0.12)         (0.85)         (0.45)            --
--------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                        (0.09)         (0.12)         (0.91)         (0.48)         (0.03)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     7.53     $    10.40     $    10.61     $    11.22     $    10.18
================================================================================================================================
Total return(b)                                               (26.65)%        (0.88)%         2.60%         15.02%          2.11%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $    5,144     $    7,175     $    6,793     $    7,171     $    3,168
Ratios to average net assets:
   Net expenses                                                 1.15%          1.15%          1.15%          1.15%          1.15%(d)
   Net investment income (loss)                                 0.59%          0.43%          0.49%          0.26%          0.65%(d)
Portfolio turnover                                                68%            50%            55%           101%           100%
================================================================================================================================

(a)  The Fund commenced operations on May 1, 1998.
(b) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.
(c)  Not annualized.
(d)  Annualized.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

76

-----------------------------------------------------------------------------------------------------------------
Touchstone Growth & Income Fund
Period Ended                                              12/31/02       12/31/01       12/31/00       12/31/99(a)
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     9.93     $    11.26     $    10.71     $    10.46
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                        0.19           0.23           0.19           0.23
   Net realized and unrealized gain (loss) on investments      (1.67)         (0.82)          1.11           0.02
-----------------------------------------------------------------------------------------------------------------
      Total from investment operations                         (1.48)         (0.59)          1.30           0.25
-----------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.33)         (0.23)         (0.23)            --
   In excess of net investment income                             --             --             --             --
   Realized capital gains                                      (0.34)         (0.51)         (0.52)            --
-----------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                        (0.67)         (0.74)         (0.75)            --
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     7.78     $     9.93     $    11.26     $    10.71
=================================================================================================================
Total return(b)                                               (14.90)%        (5.28)%        12.20%          2.39%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $   25,263     $   34,123     $   57,335     $   64,779
Ratios to average net assets:
   Net expenses                                                 0.85%          0.85%          0.85%          0.85%
   Net investment income                                        1.78%          1.13%          1.30%          1.49%
Portfolio turnover                                                69%           149%            88%            65%
=================================================================================================================

(a)  The Fund commenced operations on January 1, 1999.
(b) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.

--------------------------------------------------------------------------------------------------------------------------------
Touchstone Balanced Fund
Period Ended                                              12/31/02       12/31/01(a)    12/31/00       12/31/99       12/31/98
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    13.96     $    14.24     $    13.80     $    13.96     $    13.99
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                        0.30           0.38(b)        0.50           0.43           0.35
   Net realized and unrealized gain (loss) on investments      (1.57)            --           1.25           0.90           0.40
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                         (1.27)          0.38           1.75           1.33           0.75
--------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.27)         (0.38)         (0.52)         (0.43)         (0.37)
   In excess of net investment income                             --          (0.07)            --             --             --
   Realized capital gains                                         --          (0.21)         (0.79)         (1.06)         (0.41)
--------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                        (0.27)         (0.66)         (1.31)         (1.49)         (0.78)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $    12.42     $    13.96     $    14.24     $    13.80     $    13.96
================================================================================================================================
Total return(c)                                                (9.09)%         2.67%         12.70%          9.62%          5.44%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $   23,616     $   28,227     $   33,763     $   36,716     $   41,250
Ratios to average net assets:
   Net expenses                                                 0.90%          0.90%          0.92%          0.90%          0.90%
   Net investment income                                        2.22%          2.69%          3.20%          2.55%          2.67%
Portfolio turnover                                                86%            59%            54%            73%            51%
================================================================================================================================

(a) The Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund was a decrease in net investment income of $.013, an increase in net realized and unrealized gains and losses of $.013 and a decrease in the ratio of net investment income from 2.78% to 2.69%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(b)  Calculated using average shares outstanding throughout the period.
(c) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

-----------------------------------------------------------------------------------------------------------------
Touchstone High Yield Fund
Period Ended                                              12/31/02       12/31/01(a)    12/31/00       12/31/99(b)
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     7.47     $     7.73     $     8.61     $    10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                        0.58           0.78(c)        0.82           0.58
   Net realized and unrealized gain (loss) on investments      (0.37)         (0.25)         (0.88)         (1.39)
-----------------------------------------------------------------------------------------------------------------
      Total from investment operations                          0.21           0.53          (0.06)         (0.81)
-----------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.55)         (0.78)         (0.82)         (0.58)
   In excess of net investment income                             --          (0.01)            --             --
   Realized capital gains                                         --             --             --             --
-----------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                        (0.55)         (0.79)         (0.82)         (0.58)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     7.13     $     7.47     $     7.73     $     8.61
=================================================================================================================
Total return(d)                                                 2.82%          6.93%         (0.70)%        (8.11)%(e)
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $   32,529     $   18,024     $   15,748     $   14,916
Ratios to average net assets:
   Net expenses                                                 0.80%          0.80%          0.80%          0.80%(f)
   Net investment income                                        9.72%          9.59%          9.82%          9.41%(f)
Portfolio turnover                                                40%            25%            62%            42%
=================================================================================================================

(a)  The Funds have  adopted the  provisions  of the AICPA Audit and  Accounting
     Guide for Investment Companies and began amortizing debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone High Yield Fund was a decrease in net investment income of $.014, an increase in net realized and unrealized gains and losses of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(b)  The Fund commenced operations on May 1, 1999.
(c)  Calculated using average shares outstanding throughout the period.
(d) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.
(e)  Not annualized.
(f)  Annualized.

-----------------------------------------------------------------------------------------------------------------
Touchstone Core Bond Fund
Period Ended                                              12/31/02       12/31/01(a)    12/31/00       12/31/99(b)
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    10.38     $    10.25     $     9.98     $    10.20
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                        0.40           0.60(c)        0.74           0.76
   Net realized and unrealized gain (loss) on investments       0.42           0.20           0.18          (0.89)
-----------------------------------------------------------------------------------------------------------------
      Total from investment operations                          0.82           0.80           0.92          (0.13)
-----------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.97)         (0.67)         (0.65)         (0.09)
   In excess of net investment income                             --             --             --             --
   Realized capital gains                                         --             --             --             --
   Return of capital                                              --             --             --             --
-----------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                        (0.97)         (0.67)         (0.65)         (0.09)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $    10.23     $    10.38     $    10.25     $     9.98
=================================================================================================================
Total return(d)                                                 7.93%          7.85%          9.20%         (1.28)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $   41,924     $   34,838     $   32,998     $   34,700
Ratios to average net assets:
   Net expenses                                                 0.75%          0.75%          0.75%          0.75%
   Net investment income                                        4.57%          5.59%          6.36%          6.04%
Portfolio turnover                                               152%            92%           123%            45%
=================================================================================================================

(a) The Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Core Bond Fund was a decrease in net investment income of $.013, an increase in net realized and unrealized gains and losses of $.013 and a decrease in the ratio of net investment income from 5.72% to 5.59%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(b)  The Fund commenced operations on January 1, 1999.
(c)  Calculated using average shares outstanding throughout the period.
(d) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

78

-----------------------------------------------------------------------------------
Touchstone Money Market Fund -- Class I
Period Ended                                              12/31/02       12/31/01(a)
Per Share Operating Performance
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     1.00     $     1.00
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                        0.02           0.02(b)
   Net realized and unrealized gain (loss) on investments         --           0.00(c)
-----------------------------------------------------------------------------------
      Total from investment operations                          0.02           0.02
-----------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.02)         (0.02)
   In excess of net investment income                             --             --
   Realized capital gains                                         --          (0.00)(c)
   Return of capital                                              --             --
-----------------------------------------------------------------------------------
      Total dividends and distributions                        (0.02)         (0.02)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     1.00     $     1.00
===================================================================================
Total return(d)                                                 1.58%          2.09%(e)
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $    9,482     $   10,300
Ratios to average net assets:
   Net expenses                                                 0.60%          0.60%(f)
   Net investment income                                        1.53%          2.95%(f)
Portfolio turnover                                                NA             NA
===================================================================================

(a)  The Fund commenced operations on May 1, 2001.
(b)  Calculated using average shares outstanding throughout the period.
(c)  Less than $0.01 per share.
(d) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.
(e)  Not annualized.
(f)  Annualized.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports ("the reports") provide additional information about the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                            Touchstone Service Center
                                  400 Broadway
                             Cincinnati, Ohio 45202
                             800.669.2796 (Press 2)
                         http://www.touchstonefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You can receive information about the operation of the Public Reference Room by call the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's Internet site at

http://www.sec.gov. For a fee, you can get text-only copies of reports and other information, by writing the Public Reference Room of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-8416


--------------------------------
Touchstone Variable Series Trust
--------------------------------

                        TOUCHSTONE VARIABLE SERIES TRUST

                      Touchstone International Equity Fund
                         Touchstone Baron Small Cap Fund
                         Touchstone Emerging Growth Fund
                       Touchstone Third Avenue Value Fund
                        Touchstone Large Cap Growth Fund
                           Touchstone Enhanced 30 Fund
                           Touchstone Value Plus Fund
                         Touchstone Growth & Income Fund
                            Touchstone Balanced Fund
                           Touchstone High Yield Fund

                            Touchstone Core Bond Fund

                          Touchstone Money Market Fund

                       Statement of Additional Information

                                 April 28, 2003


This Statement of Additional Information is not a Prospectus, but it relates to the Prospectus of Touchstone Variable Series Trust dated April 28, 2003.

Financial statements are incorporated by reference into this Statement of Additional Information for the Touchstone International Fund, the Touchstone Emerging Growth Fund, the Touchstone Enhanced 30 Fund, the Touchstone Value Plus Fund, the Touchstone Growth & Income Fund, the Touchstone Balanced Fund, the Touchstone High Yield Fund, the Touchstone Core Bond Fund and the Touchstone Money Market Fund from the Funds' most recent annual report. Financial statements from the Legend Fund, Inc.'s most recent Annual and Semi-annual report are attached for the Touchstone Baron Small Cap Fund, the Touchstone Third Avenue Value Fund and the Touchstone Large Cap Growth Fund.

You can get a free copy of the Prospectus of Touchstone Variable Series Trust or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting your financial advisor or Touchstone at:

                   Touchstone Variable Annuity Service Center
                                 Mail Station 74
                                  400 Broadway
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (Press 2)
                         http://www.touchstonefunds.com

You can view the Funds' Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission.

You can get text-only copies:

For a fee by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102.
Telephone: 202-942-8090.


Free from the Commission's Internet website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Trust and the Funds

Description of the Funds and Their Investments and Risks

Investment Restrictions

Code of Ethics

Management of the Trust

Investment Advisory and Other Services

Brokerage Allocation and Other Practices

Capital Stock and Other Securities

Purchase, Redemption and Pricing of Shares

Taxation of the Funds

Performance Information

Financial Statements

Appendix

                             THE TRUST AND THE FUNDS


     Touchstone Variable Series Trust (the "Trust") is composed of twelve funds:
International Equity Fund, Baron Small Cap Fund, Emerging Growth Fund, Third Avenue Value Fund, Large Cap Growth Fund, Enhanced 30 Fund, Value Plus Fund, Growth & Income Fund, Balanced Fund, High Yield Fund, Core Bond Fund and Money Market Fund (each, a "Fund" and collectively, the "Funds"). Each Fund (except the Third Avenue Value Fund) is an open-end, diversified, management investment company. The Third Avenue Value Fund is an open-end, non-diversified, management investment company. The Trust was formed as a Massachusetts business trust on February 7, 1994.


     Prior to January 1999, the Trust was called Select Advisors Variable Insurance Trust and each existing Fund was referred to as a "Portfolio."

     Touchstone Advisors, Inc. ("Touchstone" or the "Advisor") is the investment advisor of each Fund. The specific investments of each Fund are managed on a day-to-day basis by their respective portfolio advisers (collectively, the "Fund Sub-Advisors"). Integrated Fund Services, Inc. ("Integrated" or the "Administrator") serves as administrator, fund accounting and transfer agent to each Fund.


     Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

     On April 28, 2003, certain Funds of the Trust (each an "Acquiring Fund") were reorganized by acquiring a similar series of The Legends Fund, Inc. or of the Touchstone Variable Series Trust (each a "Acquired Fund") listed next to it in the table below.

     ACQUIRING FUND                     ACQUIRED FUND
     --------------                     -------------

1.   Touchstone Large Cap Growth Fund   Harris Bretall Sullivan & Smith Equity
                                        Growth Portfolio
2.   Touchstone Large Cap Growth Fund   Touchstone Growth/Value Fund
3.   Touchstone Small Cap Value Fund    Third Avenue Value Portfolio
4.   Touchstone Money Market Fund       Touchstone Standby Income Fund
     - Class I
5.   Touchstone Value Plus Fund         Gabelli Large Cap Portfolio

     Each Acquired Fund liquidated by transferring substantially all of its assets to the corresponding Acquiring Fund.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Service Class and Class I shares of the Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (vi) each class offers different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

     Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

     The Prospectus, dated April 28, 2003, provides the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed on the cover. This Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus.




            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT GOALS

     The investment goal(s) of each Fund is described in the Prospectus. There can be no assurance that any Fund will achieve its investment goal(s).

INVESTMENT STRATEGIES AND RISKS

     The following provides additional information about the investment policies and types of securities which may be invested in by one or more Funds.

FIXED-INCOME AND OTHER DEBT INSTRUMENT SECURITIES

     Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage-related securities including government stripped mortgage-related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. The market value of the obligations held by a Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally will increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

     Ratings made available by Standard & Poor's Corp. ("S&P") and Moody's Investor Service, Inc. ("Moody's"), are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Fund Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long term ability of the issuers to pay principal and interest and general economic trends.

     Fixed-income   securities   may   be   purchased   on  a   when-issued   or
delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     For a description of commercial paper ratings, see the Appendix.

SECTION 4(2) PAPER

     Commercial paper issues which include securities issued by major corporations without registration under the Securities Act of 1933 Act (the "1933 Act") in reliance on the exemption from registration afforded by Section 3(a)(3) of the 1933 Act, and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must also be made through an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.
Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described under "Illiquid Securities" below. The Funds' percentage limitations on investments in illiquid securities include
Section 4(2) paper other than Section 4(2) paper that the Fund Sub-Advisor has determined to be liquid pursuant to guidelines established by the Fund's Board of Trustees. The Board has delegated to the Fund Sub-Advisors the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Board that require the Fund Sub-Advisors to take into account the same factors described under "Illiquid Securities" below for other restricted securities and require the Fund Sub-Advisors to perform the same monitoring and reporting functions.

MEDIUM AND LOWER RATED AND UNRATED SECURITIES

     Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

     Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

     The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Fund Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees of the Trust has instructed the Fund Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Fund Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.

     While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

     In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

     In considering investments for the Fund, the Fund Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Fund Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

     Third Avenue Value Fund may invest up to 35% of its total assets in lower-rated debt securities. Third Avenue Value Fund may also purchase or retain debt obligations of issuers not currently paying interest or in default (i.e., with a rating from Moody's of C or lower or Standard & Poor's of C1 or lower). In addition, the Fund may purchase securities of companies that have filed for protection under Chapter 11 of the United States Bankruptcy Code. Defaulted securities will be purchased or retained if, in the opinion of the Fund Sub-Advisor, they may present an opportunity for subsequent price recovery, the issuer may resume payments, or other advantageous developments appear likely.

     Baron Small Cap Fund may invest up to 20% of its total assets in debt securities that are rated in the medium rating category or lowest rating category by S&P and Moody's. The Fund will rely on the Fund Sub-Advisor's judgment, analysis and experience in evaluating debt securities. The Fund Sub-Advisor believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. Ratings by S&P and Moody's evaluate only the safety of principal and interest payments, not market value risk. Because the creditworthiness of an issuer may change more rapidly than can be timely reflected in changes in credit ratings, the Fund Sub-Advisor monitors the issuers of corporate debt securities held in the Fund's portfolio. The credit ratings assigned by a rating agency to a security are not considered by the Fund Sub-Advisor in selecting a security. The Fund Sub-Advisor examines the intrinsic value of a security in light of market conditions and the underlying fundamental values. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objective when investing in such securities is dependent on the credit analysis of the Fund Sub-Advisor. The Fund Sub-Advisor could be wrong in its analysis. If the Fund purchased primarily higher rated debt securities, risks would be substantially reduced.

ILLIQUID SECURITIES

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically  hold a  significant  amount of these  restricted  securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Each Fund Sub-Advisor will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Fund Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

RELATED INVESTMENT POLICIES

     No Fund may invest more than 15% of its net assets in securities which are illiquid or otherwise not readily marketable. The Money Market Fund and the Large Cap Growth Fund may not invest more than 10% of its net assets in such securities. The Trustees of the Trust have adopted a policy that the International Equity Fund may not invest in illiquid securities other than Rule 144A securities. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless to do so would not be in the best interests of shareholders.

     Each Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Fund's 15% (10% in the case of the Money Market Fund and the Large Cap Growth
Fund) limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Fund Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Fund Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, a Fund's illiquidity could be increased and the Fund could be adversely affected.

     No Fund will invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

FOREIGN SECURITIES

     Investing  in  securities  issued  by  foreign  companies  and  governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

     The Baron Small Cap Fund and the Third Avenue Value Fund may invest up to 10% and 25%, respectively, of total assets at the time of purchase in the securities of foreign issuers, including Emerging Market Securities.

EMERGING MARKET SECURITIES

     Emerging Market Securities are securities that are issued by a company that
(i) is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Holland, Hong Kong, Ireland, Italy, Japan, Luxembourg, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States, (ii) has its principal trading market for its stock in an emerging market country, or (iii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries.

The following Funds may invest in Emerging Market Securities:

          Third Avenue Value - up to 25% of total assets, Baron Small Cap Fund - up to 10% of total assets,
          International Equity Fund - up to 15% of total assets, Emerging Growth Fund - up to 10% of total assets, Balanced Fund - up to 15% of total assets, and High Yield Fund.

     Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

CURRENCY EXCHANGE RATES

     A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

OPTIONS

     Baron Small Cap Fund will attempt to limit losses from all options transactions to 5% of its average net assets per year, or cease options transactions until in compliance with the 5% limitation, but there can be no absolute assurance of adherence to these limits.

OPTIONS ON SECURITIES

     The respective Funds may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

     When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

     When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

     A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

     When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

     When a Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When a Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

     A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     Each Fund has adopted certain other nonfundamental policies concerning option transactions which are discussed below.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Fund Sub-Advisor will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Board of Trustees.

RELATED INVESTMENT POLICIES

     Each Fund which invests in equity securities may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

OPTIONS ON SECURITIES INDEXES

     Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

     Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if the Fund Sub-Advisor believes the option can be closed out.

     Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor and the respective Fund Sub-Advisor each believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

     Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

     When a Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

     Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Fund Sub-Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

RELATED INVESTMENT POLICIES

     Each Fund may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

     To the extent permitted by U.S. federal or state securities laws, the International Equity Fund may invest in options on foreign stock indexes in lieu of direct investment in foreign securities. The Fund may also use foreign stock index options for hedging purposes.

OPTIONS ON FOREIGN CURRENCIES

     Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     Options on foreign currencies may be written for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates; it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     Certain Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

     Certain Funds also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

RELATED INVESTMENT POLICIES

     Each Fund that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Fund Sub-Advisor anticipates that the currency will appreciate in value.

     There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

FORWARD CURRENCY CONTRACTS

     Because, when investing in foreign securities, a Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Funds from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

     A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Fund Sub-Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Fund Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

     While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts in the manner set forth in the Prospectus may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

     The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     The successful use of such instruments draws upon the Fund Sub-Advisor's skill and experience with respect to such instruments and usually depends on the Fund Sub-Advisor's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES CONTRACTS

     A Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indexes including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

     At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

     The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     When a Fund enters into a futures contract for any purpose, the Fund will establish a segregated account with the Fund's custodian to collateralize or "cover" the Fund's obligation consisting of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Fund Sub-Advisor may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although each applicable Fund Sub-Advisor believes that use of such contracts will benefit the respective Fund, if the Fund Sub-Advisor's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

     Each Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

     The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

     Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United
States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

FUTURES CONTRACTS AND RELATED OPTIONS

     Each Fund may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the agreement of the Fund Sub-Advisor that such contracts are necessary or appropriate in the management of the Fund's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase.

     No Fund will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Fund will buy futures or write puts whose underlying value exceeds 25% of its total assets, and no Fund will buy calls with a value exceeding 5% of its total assets.

     Each Fund, except the Third Avenue Value Fund and the Baron Small Cap Fund, will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

     A  Fund  may  lose  the  expected  benefit  of  these  futures  or  options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Fund Sub-Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

CERTIFICATES OF DEPOSIT,  BANKERS' ACCEPTANCES AND TIME DEPOSITS

     Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments.

     The Money Market Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.

LENDING OF FUND SECURITIES

     By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

     Each Fund may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% (except for the Large Cap Growth Fund) of a Fund's assets taken at value. A Fund's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities. The cash or instruments collateralizing a Fund's loans of securities will be maintained at all times in a segregated account with the Fund's custodian, or with a designated subcustodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Fund is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.


     It is the present intention of the Large Cap Growth Fund to limit the amount of loans of portfolio securities to no more than 25% of the Funds' net assets. The Third Avenue Value Fund and the Baron Small Cap Fund intend to limit the amount of loans of portfolio securities to not more than 10% and 25% of total assets, respectively.

BORROWING

     Each Fund may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. In addition, the Core Bond Fund may enter into reverse repurchase agreements and dollar roll transactions that are treated as borrowing by the Fund. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing or enter into a reverse repurchase agreement or dollar roll transaction that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

     As a matter of current operating policy, and except for the use of reverse repurchase agreements and dollar rolls, the Core Bond Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, for temporary or emergency purposes. The Fund will not purchase any security while outstanding borrowings, other than reverse repurchase agreements and dollar rolls, exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

     Borrowing magnifies the potential for gain or loss on a Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above. See also "Investment Restrictions."

DERIVATIVES

     The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Fund Sub-Advisor will use derivatives only in circumstances where the Fund Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Funds may use and some of their associated risks is found below.

ADRS, ADSS, EDRS, CDRS AND GDRS


     ADRs and ADSs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs") and Global Depository Receipts ("GDRs"), may also be purchased by the Funds. EDRs, GDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs, ADSs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. All Funds except the Third Avenue Value Fund may invest in ADRs, ADSs, EDRs, CDRs and GDRs. The Third
Avenue Value Fund may only invest in ADRs and ADSs. The Large Cap Growth Fund may not invest in ADRs, ADSs, EDRs, CDRs and GDRs.


U.S. GOVERNMENT SECURITIES

     Each Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

     Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

MORTGAGE-RELATED SECURITIES

     Each Fund may invest in mortgage-related securities. There are several risks associated with mortgage-related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage-related security.

     Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

     CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

     Stripped mortgage-related securities are either issued and guaranteed, or privately-issued but collateralized by securities issued, by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans. The Fund will invest in stripped mortgage-related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Fund Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage-related securities may offset all or a portion of any decline in value of the securities held by the Fund.

     Investing in stripped mortgage-related securities involves the risks normally associated with investing in mortgage-related securities. See
"Mortgage-Related Securities" above. In addition, the yields on stripped mortgage- related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage-related securities and increasing the yield to maturity on principal-only stripped mortgage-related securities. Sufficiently high prepayment rates could result in a Fund not fully recovering its initial investment in an interest-only stripped mortgage-related security. Under current market conditions, the Fund expects that investments in stripped mortgage-related securities will consist primarily of interest-only securities. Stripped mortgage-related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Fund will be able to effect a trade of a stripped mortgage-related security at a time when it wishes to do so. The Fund will acquire stripped mortgage-related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage-related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, the Funds will treat government stripped mortgage-related securities and privately-issued mortgage-related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

     Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Sub-Advisor, the investment restriction limiting a Fund's investment in illiquid instruments to not more than 15% (or 10% for the Money Market Fund and the Large Cap Growth Fund) of the value of its net assets will apply. The Baron Small Cap Fund may not invest more than 5% of its net assets in mortgage-related securities, including stripped mortgage-related securities.

ZERO COUPON SECURITIES

     Zero coupon corporate or U.S. Government securities and step-coupon securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Pay-in-kind securities pay interest through the issuance of additional securities. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than securities that make regular payments of interest. The secondary market value of corporate debt securities structured as zero coupon securities or payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accrued, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Investment in such securities also involves certain tax considerations.

     A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

     These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables - see "Trade Claims") or to other parties. Direct debt instruments purchased by a Fund may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand at the time when a Fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

     Baron Small Cap Fund from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. When the Fund purchases a participation interest it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor the Fund Sub-Advisor considers in purchasing a particular indebtedness. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Fund Sub-Advisor believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. There are no established markets for some of this indebtedness and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Fund may purchase loans from national and state chartered banks as well as foreign ones. The Fund may invest in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired. The Fund may also invest in distressed first mortgage obligations and other debt secured by real property. The Fund does not currently anticipate investing more than 5% of its total assets in trade and other claims.

     These instruments will be considered illiquid securities and so will be limited, along with a Fund's other illiquid securities, to not more than 15% of the Fund's net assets.

TRADE CLAIMS

     Third Avenue Value Fund may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. For purchasers such as the Fund, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

     An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

SWAP AGREEMENTS

     To help enhance the value of its portfolio or manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

     In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages.

     In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

     All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Fund's other illiquid securities, to 15% of that Fund's net assets.

CUSTODIAL RECEIPTS

     Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipts ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     To secure prices deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

     Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. The Baron Small Cap Fund will limit its investments in when-issued securities to 5% of its total assets.

REPURCHASE AGREEMENTS

     Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. A Fund may enter into repurchase agreements with respect to U.S. Government securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Fund Sub-Advisor reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. In entering into a repurchase agreement, a Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements are considered to be collateralized loans under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS

     The Funds, except the Third Avenue Value Fund, may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage-backed securities and involve a repurchase of a substantially similar security. At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements are considered to be borrowings by a Fund for purposes of the limitations described in "Investment Restrictions" below. Also see "Borrowings" below.

COVERED DOLLAR ROLLS

     The Core Bond Fund may enter into dollar rolls (also referred to as forward roll transactions) in which the Fund sells mortgage-based or other fixed-income securities and simultaneously commits to repurchase substantially similar, but not identical, securities on a specified future date. The Fund will not use such transactions for leveraging purposes and, accordingly, at the time the Fund enters into a dollar roll, it will set aside permissible liquid assets in a segregated custodial account to secure its obligation for the forward commitment to buy the securities. The value of such segregated assets must be at least equal to the value of the forward commitment or repurchase obligation (principal plus accrued interest), as applicable. The segregated assets effectively collateralize the Fund's right to receive the securities at the end of the roll period, and also serve to minimize the leveraging effect of the transaction.

     In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest, including prepayments, paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar roll transactions are considered to be borrowings by the Fund and the use of such transactions will be subject to the Fund's investment limitations on borrowings. See "Borrowing" and "Investment Restrictions".

     The risks associated with dollar rolls are market risk, since the price of the securities could drop lower than the agreed upon repurchase price during the roll period, or the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held; and credit risk, since the counterparty to the transaction could fail to deliver the securities. If the counterparty to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted. Finally, there can be no assurance that Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

TEMPORARY INVESTMENTS

     For temporary defensive purposes during periods when the Fund Sub-Advisor of a Fund believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, the Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

     In addition, for the same purposes the Fund Sub-Advisor of the International Equity Fund may invest without limit in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least AA by S&P or Aa by Moody's or, if unrated, are determined by the Fund Sub-Advisor to be of equivalent quality. Each Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

INITIAL PUBLIC OFFERINGS (IPOS)

     An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

     The Funds' investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product. The Third Avenue Value Fund intends to invest occasionally in the common stock of selected "unseasoned" companies.

CONVERTIBLE SECURITIES

     Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities.

     While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

REAL ESTATE INVESTMENT TRUSTS

     The Third Avenue Value Fund, the Baron Small Cap Fund and the Growth & Income Fund may invest in the equity securities of real estate investment trusts ("REITs"), which can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

     Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

     The Growth & Income Fund may invest up to 5% of its total assets in SPDRs. SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the portfolio to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.

OTHER INVESTMENT COMPANIES

     The Funds reserve the right to invest in the securities of other investment companies including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iSharesSM (formerly called World Equity Benchmark Shares or "WEBS"), S&P's Depository Receipts ("SPDRs"), business development companies and small business investment companies. A Fund may not invest more than 5% of its total assets in the securities of any one investment company nor in more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by such Fund.

SHORT SALES

     Third Avenue Value Fund and the Baron Small Cap Fund may engage in short sales. When a Fund makes a short sale, it sells a security it does not own in anticipation of a decline in market price. The proceeds from the sale are retained by the broker until the Fund replaces the borrowed security. To deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the security. The Fund may, but will not necessarily, receive interest on such proceeds. The Fund must pay to the broker any dividends or interest payable on the security until it replaces the security.

     The Fund's obligation to replace the security borrowed will be secured by collateral deposited with the broker, consisting of cash or U.S. Government securities or other securities acceptable to the broker. In addition, the Fund will be required to deposit cash or U.S. Government securities as collateral in a segregated account with its custodian in an amount such that the value of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The Fund will receive the interest accruing on any U.S. Government securities held as collateral in the segregated account with the custodian. The deposits do not necessarily limit the Fund's potential loss on a short sale, which may exceed the entire amount of the collateral deposits.

     If the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a capital gain. Any realized capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend, or interest which the Fund may have to pay in connection with such short sale.

     The Third Avenue Value Fund and the Baron Small Cap Fund may enter into short sales against the box. A short sale is against the box when, at all times during which a short position is open, the Fund owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

ASSET-BACKED SECURITIES

     Third Avenue Value Fund may also invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass-through structures similar to the mortgage-related securities described below. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.


OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES

     The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.


FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS

     Third Avenue Value Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Fund will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.

     Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

     The Third Avenue Value Fund does not intend to invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

ASSET COVERAGE

     To assure that a Fund's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with the Trust's custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

WARRANTS AND RIGHTS

     Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Baron Small Cap Fund and the Large Cap Growth Fund may purchase warrants and rights, provided that neither Fund presently intends to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

INVESTMENT IN EQUITY AND DEBT SECURITIES BY THE THIRD AVENUE VALUE FUND

     In selecting common stocks, the Fund Sub-Advisor of Third Avenue Value Fund generally seeks issuing companies that exhibit the following characteristics:

o A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information), where debt service1 consumes a small part of such companies' cash flow.

o    Responsible   management  and  control  groups,  as  gauged  by  managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.

o    Availability  of  comprehensive   and  meaningful   financial  and  related
     information. A key disclosure is audited financial statements and information which the Fund Sub-Advisor believes are reliable benchmarks to aid in understanding the business, its values and its dynamics.

o Availability of the security at a market price which the Fund Sub-Advisor believes is at a substantial discount to the Fund Sub-Advisor's estimate of what the issuer is worth as a private company or as a takeover or merger and acquisition candidate.

     In selecting preferred stocks, the Fund Sub-Advisor will use its selection criteria for either common stocks or debt securities, depending on the Fund Sub-Advisor's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure. Preferred stocks are usually entitled to rights on liquidation, which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

     Third Avenue Value Fund intends its investment in debt securities to be, for the most part, in securities which the Fund Sub-Advisor believes will provide above-average current yields, yields to events, or yields to maturity. In selecting debt instruments for the Fund, the Fund Sub-Advisor requires the following characteristics:

o    Strong covenant protection, and

o Yield to maturity at least 500 basis points above that of a comparable credit.

     In acquiring debt securities for the Fund, the Fund Sub-Advisor generally will look for covenants which protect holders of the debt issue from possible adverse future events such as, for example, the addition of new debt senior to the issue under consideration. Also, the Fund Sub-Advisor will seek to analyze the potential impacts of possible extraordinary events such as corporate restructurings, refinancings, or acquisitions. The Fund Sub-Advisor

--------------------
1 "Debt service" means the current annual required payment of interest and principal to creditors.

will also use its best judgment as to the most favorable range of maturities. In general, Third Avenue Value Fund will acquire debt issues which have a senior position in an issuer's capitalization and will avoid "mezzanine" issues such as non-convertible subordinated debentures. See also "Fixed-Income and Other Debt Investment Securities."

RATING SERVICES

     The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, each Fund Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but a Fund Sub-Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Trust's Prospectuses is set forth in the Appendix.

                                              INVESTMENT RESTRICTIONS

     FUNDAMENTAL POLICIES. The "fundamental policies" of each Fund may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

     NONFUNDAMENTAL OPERATING POLICIES. Each Fund (or the Trust, on behalf of each Fund) has adopted additional restrictions as a matter of "operating policy." These restrictions are nonfundamental and are changeable by the Board of Trustees without a shareholder vote.

THE FOLLOWING FUNDAMENTAL POLICIES ARE APPLICABLE TO ALL FUNDS:

     Each Fund may not:

     (1) issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

     (2) engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

     (3) underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies;

     (4) purchase the securities of an issuer (other than securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (5) purchase or sell real estate except that the Fund may (i) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate;

     (6) purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and
(iv) purchase or sell futures contracts; and

     (7) make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO ALL FUNDS EXCEPT THE EMERGING GROWTH FUND, THE BARON SMALL CAP VALUE FUND, THE THIRD AVENUE VALUE FUND, THE LARGE CAP GROWTH FUND AND THE MONEY MARKET FUND.

     The Fund may not:

(i) INTERNATIONAL EQUITY FUND, ENHANCED 30 FUND, VALUE PLUS FUND, GROWTH & INCOME FUND, BALANCED FUND AND HIGH YIELD FUND - borrow money (including through reverse repurchase agreements or covered dollar rolls involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;


(ii) CORE BOND FUND ONLY - except for the use of reverse repurchase agreements and covered dollar rolls, borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes.


(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v) invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

(vii) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid in accordance with guidelines approved by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations ("NRSRO'S") and the Fund's Board of Trustees have determined the commercial paper to be liquid in accordance with the guidelines approved by the Fund's Board of Trustees; or (ii) if only one NRSRO rates the security, the security is rated in one of the two highest categories by that NRSRO and the Fund Advisor has determined that the commercial paper is equivalent quality and is liquid in accordance with guidelines approved by the Fund's Board of Trustees;

(viii) invest more than 10% of the Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid in accordance with guidelines approved by the Fund's Board of Trustees);

(ix) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

(x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time;

(xi) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

(xii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

(xiii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE EMERGING GROWTH FUND.

(i) The Emerging Growth Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage.

(ii) The following activities will not be considered to be issuing senior securities with respect to the Fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; (c) a pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings; or (d) a pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE BARON SMALL CAP VALUE FUND AND THE THIRD AVENUE VALUE FUND:

(i) The Funds do not currently intend to borrow money or issue senior securities, except that the Third Avenue Value Fund may borrow in an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing. Baron Small Cap Fund may borrow money from banks on an unsecured basis and may pay interest thereon in order to raise additional cash for investment or to meet redemption requests. The Baron Small Cap Fund may not borrow amounts in excess of 20% of its total assets taken at cost or at market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. If such borrowings exceed 5% of the Baron Small Cap Fund's total assets, the Fund will make no further investments until such borrowing is repaid. It is the current intention of the Baron Small Cap Fund not to borrow money in excess of 5% of its assets. A Fund may pledge up to 5% (10% in the case of Baron Small Cap Fund) of its total assets as security for such borrowing. For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of a Fund.

(ii) The Funds do not currently intend to mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a Fund except as may be necessary in connection with permitted borrowings and then not in excess of 5% of the Fund's total assets taken at cost (10% in the case of Baron Small Cap Fund), provided that this does not prohibit escrow, collateral or margin arrangements in connection with the use of options, futures contracts and options on futures contracts by a Fund that may use options or futures strategies.

(iii) The Funds do not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that a Fund that may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.
(iv) The Funds do not currently intend to make short sales of securities or maintain a short position, except to the extent described in the Prospectus or Statement of Additional Information.

(v) BARON SMALL CAP FUND ONLY. The Fund may write call options if the calls written by any of the Fund are covered throughout the life of the option. A call is covered if the Fund (i) owns the optioned securities, (ii) has an immediate right to acquire such securities, without additional consideration, upon conversion or exchange of securities currently held in the Fund or (iii) in the case of options on certain U.S. Government securities or which are settled in cash, the Fund maintains, in a segregated account with the custodian, cash or U.S. Government securities or other appropriate high-grade debt obligations with a value sufficient to meet its obligations under the call.

(vi) BARON SMALL CAP FUND ONLY. The Fund may write listed put options only if they are secured. A put is secured if a Fund (i) maintains in a segregated account with the custodian, cash or U.S. Government securities or other appropriate high-grade debt obligations with a value equal to the exercise price or (ii) holds a put on the same underlying security at an equal or greater exercise price.

(vii) The Funds may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets.

(viii) The Funds do not currently intend to purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and margin and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. For purposes of this guideline, options on futures contracts and foreign currency options traded on a commodities exchange will be considered related options.

(ix) The Funds do not currently intend to enter into futures contracts, options on futures contracts or foreign currency options traded on a commodities exchange for which the aggregate initial margin and premiums exceed 5% of a Fund's total assets (calculated in accordance with CFTC regulations).

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE LARGE CAP GROWTH FUND.

(i) The Fund does not currently intend to borrow money or issue senior securities, except in an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge up to 5% of its total assets as security for such borrowing.

(ii) The Fund does not currently intend to mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with permitted borrowings and then not in excess of 5% of the Fund's total assets taken at cost.

(iii) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions.

(iv) The Fund does not currently intend to purchase any securities issued by any other investment company except (i) by purchase in the open market where no commission or profit, other than a customary broker's commission, is earned by any sponsor or dealer associated with the investment company whose shares are acquired as a result of such purchase, (ii) in connection with the merger, consolidation or acquisition of all the securities or assets of another investment company and (iii) purchases of collateralized mortgage obligations or asset-backed securities, the issuers of which are investment companies.

(v) The Fund does not currently intend to make short sales of securities or maintain a short position.

(vi) The Fund does not currently intend to purchase or sell puts, calls, options, straddles, commodities or commodities futures.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE ONLY TO THE MONEY MARKET FUND.

(i) The Money Market Fund does not currently intend to issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

(ii) The Money Market Fund does not currently intend to borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Money Market Fund does not currently intend to make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets.

(iii) The Money Market Fund does not currently intend to purchase, hold or deal in real estate.

(iv) The Money Market Fund does not currently intend to purchase, hold or deal in commodities.

(v) The Money Market Fund does not currently intend to engage in the purchase or sale of put or call options.

(vi) The Money Market Fund does not currently intend to make loans to other persons if, as a result, more than one-third of the value of the Fund's total assets would be subject to such loans. This limitation does not apply to (a) the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations or (b) engaging in repurchase transactions.

(vii) The Money Market Fund does not currently intend to invest in oil, gas or other mineral explorative or development programs.

(viii) The Money Market Fund does not currently intend to invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

(ix) The Money Market Fund does not currently intend to purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

(x) The Money Market Fund does not currently intend to invest more than 25% of its total assets in a particular industry, except that the Fund may invest more than 25% of total assets in securities of banks. Currently, the Securities and Exchange Commission defines the term "bank" to include U.S. banks and their foreign branches if, in the case of foreign branches, the parent U.S. bank is unconditionally liable for such obligations. These limitations do not apply to obligations of the U.S. government or any of its agencies or instrumentalities. The Money Market Fund does not consider utilities or companies engaged in finance generally to be one industry. Finance companies will be considered a part of the industry they finance (e.g., GMAC-auto; VISA-credit cards). Utilities will be divided according to the types of services they provide; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

(xi) The Money Market Fund does not currently intend to purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities.

(xii) The Money Market Fund does not currently intend to invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

(xiii) The Money Market Fund does not currently intend to purchase securities or evidence of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

(xiv) The Money Market Fund does not currently intend to make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.


THE FOLLOWING NONFUNDAMENTAL OPERATING POLICY IS APPLICABLE ONLY TO THE HIGH YIELD FUND, THE CORE BOND FUND, THE LARGE CAP GROWTH FUND, THE BARON SMALL CAP FUND AND THE INTERNATIONAL EQUITY FUND.

     Each  Fund  may  not  change  its  policy  of   investing,   under   normal
     circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments suggested by the Fund's name as described in the Prospectus, without providing shareholders with at least 60 days' prior notice of such change. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.


                                 CODE OF ETHICS

         The Trust, the Advisor and the Fund Sub-Advisors have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Funds who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Fund. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a

Fund, subject to restrictions on investment practices that may conflict with the interests of the Funds.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust.

     The names, ages, addresses, present position(s) with the Trust, principal occupation(s) for the past 5 years and other directorships held outside the fund complex for each Trustee and principal officer of the Trust are set forth in the following table:

TRUSTEES OF THE TRUST

INTERESTED TRUSTEES:
                                                                                                NUMBER OF
                                                                                                  FUNDS
                                         TERM OF                                                OVERSEEN
                          CURRENT      OFFICE1 AND                                             WITHIN THE   OTHER DIRECTORSHIPS HELD
     NAME/ADDRESS/      POSITION(S)  LENGTH OF TIME     PRINCIPAL OCCUPATION(S) DURING            FUND       BY THE TRUSTEE OUTSIDE
          AGE           WITH TRUST       SERVED                   LAST 5 YEARS                  COMPLEX3           THE TRUST
John F. Barrett2         Trustee     From December    Chairman of the Board, President and         31       Director of The
The Western and                      2000 until       Chief Executive Officer of The Western                Andersons  Inc.,
Southern Life                        retirement at    and Southern Life Insurance Company and               Convergys Corporation
Insurance Company                    age 75 or        Western- Southern Life Assurance                      and Fifth Third Bancorp.
400 Broadway                         until            Company; Director and Vice Chairman of                He is also a Trustee of
Cincinnati, OH                       resignation,     Columbus Life Insurance Company;                      Touchstone Strategic
Age: 53                              removal or a     Director of Eagle Realty Group, Inc.,                 Trust, Touchstone
                                     successor is     and Chairman of Fort Washington                       Investment Trust and
                                     duly elected.    Investment Advisors, Inc.                             Touchstone Tax-Free

Jill T. McGruder2        Trustee     From February    President and a director of IFS              31       Director of LaRosa's (a
Touchstone Advisors,                 1999 - June      Financial Services, Inc. (a holding                   restaurant chain).  She
Inc.                                 1999. From       company), Touchstone Advisors, Inc. (the              is also a Trustee of
221 East Fourth Street               December 2000    Trust's investment advisor) and                       Touchstone Strategic
Cincinnati, OH                       - Present        Touchstone Securities, Inc. (the Trust's              Trust, Touchstone
Age: 47                              until            distributor).  She is Senior Vice                     Investment Trust and
                                     retirement at    President of The Western and Southern                 Touchstone Tax-Free
                                     age 75 or        Life Insurance Company and a director of              Trust.
                                     until            Capital Analysts Incorporated (a
                                     resignation,     registered investment advisor and
                                     removal or a     broker-dealer), Integrated Fund
                                     successor is     Services, Inc. (the Trust's
                                     duly elected.    administrator and transfer agent) and
                                                      IFS Fund Distributors, Inc. (a
                                                      registered broker-dealer). She is also
                                                      President and a director of IFS Agency
                                                      Services, Inc. (an insurance agency),
                                                      IFS Insurance Agency, Inc. and Fort
                                                      Washington Brokerage Services, Inc. (a
                                                      registered broker-dealer).

INDEPENDENT TRUSTEES:


J. Leland Brewster  II   Trustee     From December    Retired Senior Partner of Frost Brown        31       Director of Consolidated
c/o Touchstone                       2000 until       Todd LLC (a law firm).                                Health Services, Inc. He
Advisors, Inc.                       retirement in                                                          is also a Trustee of
221 East Fourth Street               2005 or until                                                          Touchstone Strategic
Cincinnati, OH                       resignation,                                                           Trust, Touchstone
Age: 69                              removal or a                                                           Investment Trust and
                                     successor is                                                           Touchstone Tax-Free
                                     duly elected.                                                          Trust.

                                       36

William O. Coleman       Trustee     From December    Retired Vice President of The Procter &      31       Director of LCA-Vision
c/o Touchstone                       1999 until       Gamble Company. A Trustee of The Procter              (a laser vision
Advisors, Inc.                       retirement at    & Gamble Profit Sharing Plan and the                  correction company)and
221 East Fourth Street               age 75 or        Procter & Gamble Employee Stock                       Millennium Bancorp. He
Cincinnati, OH                       until            Ownership Plan.                                       is also a Trustee of
Age: 74                              resignation,                                                           Touchstone Strategic
                                     removal or a                                                           Trust, Touchstone
                                     successor is                                                           Investment Trust and
                                     duly elected.                                                          Touchstone Tax-Free
                                                                                                            Trust.

Phillip R. Cox           Trustee     From July 1994   President an Chief Executive Officer of      31       Director of the Federal
c/o Touchstone                       until            Cox Financial Corp. (a financial                      Reserve Bank of
Advisors, Inc.                       retirement at    services company).                                    Cleveland; Broadwing,
221 East Fourth Street               age 75 or                                                              Inc. (a communications
Cincinnati, OH                       until                                                                  company); and Cinergy
Age: 55                              resignation,                                                           Corporation (a utility
                                     removal or a                                                           company).  He is also a
                                     successor is                                                           Trustee of Touchstone
                                     duly elected.                                                          Strategic Trust,
                                                                                                            Touchstone Investment
                                                                                                            Trust and Touchstone
                                                                                                            Tax-Free Trust.


H. Jerome Lerner         Trustee     From December    Principal of HJL Enterprises (a              31       Trustee of Touchstone
c/o Touchstone                       2000 until       privately held investment company);                   Strategic Trust,
Advisors, Inc.                       retirement at    Chairman of Crane Electronics, Inc. (a                Touchstone Investment
221 East Fourth Street               age 75 or        manufacturer of electronic connectors).               Trust and Touchstone
Cincinnati, OH                       until                                                                  Tax-Free Trust.
Age: 64                              resignation,
                                     removal or a
                                     successor is
                                     duly elected.

Oscar P. Robertson       Trustee     From December    President of Orchem, Inc. (a chemical        31       Director of Countrywide
c/o Touchstone                       2000 until       specialties distributor), Orpack Stone                Credit Industries, Inc.
Advisors, Inc.                       retirement at    Corporation (a corrugated box                         (a mortgage company).
221 East Fourth Street               age 75 or        manufacturer) and ORDMS (a solution                   He is also a Trustee of
Cincinnati, OH                       until            planning firm).                                       Touchstone Strategic
Age: 64                              resignation,                                                           Trust, Touchstone
                                     removal or a                                                           Investment Trust and
                                     successor is                                                           Touchstone Tax-Free
                                     duly elected.                                                          Trust.


Robert               E.  Trustee     From July 1994   Retired Partner and Director of KPMG LLP     31       Trustee of Tri-Health,
Stautberg                            until            (a certified public accounting firm).                 Inc.,  Good Samaritan
c/o Touchstone                       retirement at    He is Vice President of St. Xavier High               Hospital and Bethesda
Advisors, Inc.                       age 75 or        School.                                               Hospital.  He is also a
221 East Fourth Street               until                                                                  Trustee of Touchstone
Cincinnati, OH                       resignation,                                                           Strategic Trust,
Age: 68                              removal or a                                                           Touchstone Investment
                                     successor is                                                           Trust and Touchstone
                                     duly elected.                                                          Tax-Free Trust.

John P. Zanotti          Trustee     Until            CEO and Chairman of Avaton, Inc. (a           31      None
5400 Waring Drive                    retirement at    wireless entertainment company).  CEO
Cincinnati, OH                       age 75 or        and Chairman of Astrum Digital
Age: 54                              until he         Information (an information monitoring
                                     resigns or is    company) from 2000 until 2001; President
                                     removed          of Great American Life Insurance Company
                                                      from 1999 until 2000; A Director of
                                     Trustee since    Chiquita Brands International, Inc.
                                     2002             until 2000; Senior Executive of American
                                                      Financial Group, Inc. (a financial
                                                      services company) from 1996 until 1999.


1 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.
2 Mr. Barrett and Ms. McGruder are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his or her relationship with The Western and Southern Life Insurance Company and IFS Financial Services, Inc., respectively. Touchstone Advisors, Inc. (the "Advisor") serves as the investment advisor to the Trust and, accordingly, as investment advisor to each of the Funds. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western Southern Life Assurance Company is a wholly owned subsidiary of The Western and Southern Life Insurance Company.
3 The Touchstone Family of Funds consists of twelve series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and six series of Touchstone Investment Trust.

PRINCIPAL OFFICERS:

                                                                                                    NUMBER OF
                                                                                                      FUNDS                OTHER
                                           TERM OF                                                  OVERSEEN           DIRECTORSHIPS
                           CURRENT       OFFICE1 AND                                               WITHIN THE          HELD BY THE
     NAME/ADDRESS/       POSITION(S)   LENGTH OF TIME     PRINCIPAL OCCUPATION(S) DURING              FUND           TRUSTEE OUTSIDE
          AGE             WITH TRUST       SERVED                   YEARS LAST 5                     COMPLEX            THE TRUST
Patrick T. Bannigan       President    From November    Senior Vice President of Touchstone            31                  N/A
Touchstone                             2002 for an      Advisors, Inc. and Touchstone
Advisors, Inc.                         indefinite       Securities,  Inc.;  Senior Vice President
Executive Officer                      term or until    of Evergreen Investment Services until
"interested trustees."                 a successor is   March 2002.
221 East Fourth Street                 duly elected
Since February 1999                    and qualified.
Cincinnati, OH
Age: 47

Michael S. Spangler       Vice         From November    Vice President of Touchstone Advisors,         31                  N/A
Touchstone                President    2002 for an      Inc. and Touchstone Securities, Inc.;
Advisors, Inc.                         indefinite       Vice President of Evergreen Investment
221 East Fourth Street                 term or until    Services until July 2002.
Cincinnati, OH                         a successor is
Age: 36                                duly elected
                                       and qualified.

Terrie A. Wiedenheft     Controller    From June 2000   Senior Vice President, Chief Financial         31                  N/A
Touchstone Advisors,                   for an           Officer and Treasurer of Integrated Fund
Inc.                                   indefinite       Services, Inc.,  IFS Fund Distributors,
221 East Fourth Street                 term or until    Inc. and Fort Washington Brokerage
Cincinnati, OH                         a successor is   Services, Inc. She is Chief Financial
Age: 40                                duly elected     Officer of IFS Financial Services, Inc.,
                                       and qualified.   Touchstone Advisors, Inc. and Touchstone
                                                        Securities, Inc. and Assistant Treasurer
                                                        of Fort Washington Investment Advisors,
                                                        Inc.


Scott A. Englehart       Treasurer     From December    President of Integrated Fund Services,         31                  N/A
Integrated Fund                        2000 for an      Inc. From 1998 until 2000, he was a
Services, Inc.                         indefinite       Director, Transfer Agency and Mutual
221 East Fourth Street                 term or until    Fund Distribution for Nationwide
Cincinnati, OH                         a successor is   Advisory Services, Inc. From 1990 until
Age: 40                                duly elected     1998, he was Vice President, Client
                                       and qualified.   Services for BISYS Fund Services.

Tina D. Hosking          Secretary     From June 2000   Vice President and Managing Attorney of        31                  N/A
Integrated Fund                        for an           Integrated Fund Services, Inc. and IFS
Services, Inc.                         indefinite       Fund Distributors, Inc.
221 East Fourth Street                 term or until
Cincinnati, OH                         a successor is
Age: 34                                duly elected
                                       and qualified.


1 Officers are elected to hold such offices until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

Messrs. Brewster, Lerner and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. There were four Audit Committee meetings in the fiscal year ended December 31, 2002.

Messrs. Coleman, Cox and Robertson are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. There were four Valuation Committee meetings in the fiscal year ended December 31, 2002.


Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. There were no Nominating Committee meetings in the fiscal year ended December 31, 2002. The Nominating Committee does not consider nominees recommended by shareholders.

TRUSTEES' OWNERSHIP IN FUNDS

The following table reflects the Trustees' beneficial ownership as of December 31, 2002:

                                    Dollar Range of          Aggregate Dollar
                                  Equity Securities in      Range of Shares in
                                  Touchstone Variable      the Touchstone Family
                                      Series Trust          of Funds Complex(2)

John F. Barrett                           None                 $1 - $10,000
J. Leland Brewster II                     None               $10,001 - $50,000
William O. Coleman                        None                 $1 - $10,000
Phillip R. Cox                            None                     None
H. Jerome Lerner                          None              $50,001 - $100,000
Jill T. McGruder                          None              $50,001 - $100,000
Oscar P. Robertson                        None                 Over $100,000
Robert E. Stautberg                       None               $10,001 - $50,000
John P. Zanotti                           None                 $1 - $10,000

The following table reflects the Trustees fees paid for the year ended December 31, 2002;

TRUSTEES' COMPENSATION TABLE

                                                                 Total Trustees'
                                                 Deferred          Compensation
                             Trustees'         Compensation      from the Trust
                            Compensation         Accrued          and the Fund
                           from the Trust      From Trust(1)       Complex(2)


J. Leland Brewster II          $1,240             $3,010             $17,000
William O. Coleman             $4,875               $0               $19,500
Phillip R. Cox                 $4,875               $0               $19,500
H. Jerome Lerner               $4,625               $0               $18,500
Oscar P. Robertson              $984              $2,391             $13,500
Robert E. Stautberg            $1,422             $3,453             $19,500
John P. Zanotti                 $109               $266              $1,500

(1) Effective January 1, 2001, each Trustee who is not an interested person of the Trust (an "Independent Trustee") is eligible to participate in the Touchstone Trustee Deferred Compensation Plan which allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended December 31, 2002 is as follows: J. Leland Brewster II - $12,402, Oscar P. Robertson - $9,562, Robert E. Stautberg - $13,812 and John P. Zanotti - $1,063.


(2) The Touchstone family of funds consists of twelve series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and six series of Touchstone Investment Trust. Each Trustee, except Mr. Barrett, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust.


For the fiscal year ended December 31, 2002, each Independent Trustee received a quarterly retainer of $2,500 and a fee of $1,500 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member received a fee of $750 for each committee meeting attended in person and $250 for attendance by telephone. All fees were split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

Effective January 1, 2003, each Independent Trustee receives a quarterly retainer of $3,000 and a fee of $3,000 for each Board meeting attended in person and $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for each committee meeting attended in person and $300 for attendance by telephone. The lead Trustee and Committee Chairmen receive an additional $500 quarterly retainer. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

     As of April 3, 2003, the Trustees and officers of the Trust did not own shares in the Funds and the Trust (all series taken together).

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

     As of April 3, 2003, (i) Separate Account 1 of Western-Southern Life Assurance Company, 400 Broadway, Cincinnati, Ohio 45202, an Ohio corporation ("WSLAC"), was the record owner of 68.90% of the outstanding shares of the Growth & Income Fund, 32.51% of the outstanding shares of the Bond Fund, 66.75% of the outstanding shares of the Emerging Growth Fund, 93.69% of the outstanding shares of the International Equity Fund, 78.41% of the outstanding shares of the Balanced Fund, 52.56% of the outstanding shares of the Value Plus Fund, 14.96% of the outstanding shares of the Third Avenue Value Fund (fka the Small Cap Value Fund), 29.83% of the outstanding shares of the High Yield Fund, 16.10% of the outstanding shares of the Enhanced 30 Fund and 26.06% of the Money Market Fund; (ii) Western and Southern Life Insurance Company ("WSLIC"), 400 Broadway, MS 80, Cincinnati, Ohio 45202, an Ohio corporation, was the record owner of 75.42% of the outstanding shares of the Third Avenue Value Fund (fka the Small Cap Value Fund), 6.26% of the outstanding shares of the High Yield Fund, 77.78% of the outstanding shares of the Enhanced 30 Fund, 11.54% of the Value Plus Fund and 43.42% of the Large Cap Growth Fund ; (iii) Separate Account A of WSLIC, 400 Broadway, Cincinnati, Ohio 45202, an Ohio corporation ("WSLIC"), was record owner of 26.81% of the outstanding shares of the Growth and Income Fund, 41.18% of the outstanding shares of the Bond Fund, and 28.57% of the outstanding shares of the Large Cap Growth Fund; (iv) Integrity Life Insurance Company, 515 W. Market Street, Louisville, Kentucky, an Ohio corporation, was record owner of
21.87% of the outstanding shares of the Money Market Fund, 16.98% of the outstanding shares of the Bond Fund, 8.45% of the outstanding shares of the Emerging Growth Fund, 12.59% of the outstanding shares of the Balanced Fund, 5.65% of the outstanding shares of the Third Avenue Value Fund (fka the Small Cap Value Fund), 5.23% of the Value Plus Fund and 45.81% of the High Yield Fund;
(v) WSLAC was the record owner of 21.53% of the outstanding shares of the Emerging Growth Fund and 20.50% of the outstanding shares of the Money Market Fund; (vi) Separate Account I of the Columbus Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202, an Ohio Corporation, was record owner of 29.78% of the Value Plus Fund and 21.64% of the Large Cap Growth Fund; and (vii) National Integrity Life Insurance Company, 515 W. Market Street, Louisville, Kentucky, a New York corporation, was record owner of 21.57% of the Money Market Fund and 13.27% of the High Yield Fund.

     WSLAC, Columbus Life Insurance Company and Integrity Life Insurance Company are wholly owned subsidiaries of WSLIC. National Integrity Life Insurance Company is a subsidiary of Integrity Life Insurance Company. Because it is the owner of record of more than 25% of the Fund's outstanding shares as of April 3, 2003, Separate Account 1 of WSLAC may be deemed to control the Growth & Income Fund, the Bond Fund, the Emerging Growth Fund, the International Equity Fund, the Balanced Fund, the Value Plus Fund, the High Yield Fund and the Money Market Fund; WASLIC Company II may be deemed to control the Third Avenue Value Fund (fka the Small Cap Value Fund), the Enhanced 30 Fund and the Large Cap Growth Fund, Separate Account A of WSLIC may be deemed to control the Growth & Income Fund, the Bond Fund and the Large Cap Growth Fund. Integrity Life may be deemed to control the High Yield Fund. Columbus Life may be deemed to control the Value Plus Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

     Touchstone Advisors, Inc., located at 221 East Fourth Street, Cincinnati, Ohio 45202, serves as the investment advisor to the Trust and, accordingly, as investment advisor to each of the Funds. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance

Company. Western Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.

     Touchstone Advisors provides service to each Fund pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The services provided by the Advisor consist of directing and supervising each Fund Sub-Advisor, reviewing and evaluating the performance of each Fund Sub-Advisor and determining whether or not any Fund Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Advisory Agreement will continue in effect if such continuance is specifically approved at least annually by the Trustees and by a majority of the Board of Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

     The Advisory Agreement is terminable, with respect to a Fund without penalty on not more than 60 days' nor less than 30 days' written notice by (1) the Trust when authorized either by (a) in the case of a Fund, a majority vote of the Fund's shareholders or (b) a vote of a majority of the Board of Trustees or (2) the Advisor. The Advisory Agreement will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Advisor nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Funds, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

     In considering whether to approve the continuation of the Advisory Agreement between the Trust and the Adviser, the Board of Trustees requested, and the Adviser furnished, information necessary for a majority of the Trustees, including a majority of the Independent Trustees to make the determination that continuance of the Advisory Agreement was in the best interest of each Fund and its shareholders. In re-approving the Advisory Agreement, and in evaluating the fairness of the compensation to be received by the Adviser pursuant to the Agreement, the Board considered the overall quality of the Adviser's services in light of the fees paid by the Funds. The Advisor proposed and the Board approved an amendment to the Advisory Agreement adding breakpoints for each Fund's advisory fee. Specifically, the Board's analysis focused on: (1) the nature and quality of services to be performed for the Funds; (2) the costs of providing services to the Funds; (3) comparative information on fees and expenses borne by other funds; (4) comparative funds' performance and other competitive factors; and (5) the existence of economies of scale that might be reflected in fee rates or schedules by means of breakpoints or other measures. In addition, counsel to the Independent Trustees provided them with a memorandum discussing their duties and responsibilities in connection with the contractual arrangements involving the Funds and met separately with the Independent Trustees to discuss this matter.



     For the periods indicated, each Fund incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of each Fund.


                                          For the       For the       For the
                                            Year          Year          Year
                          Advisory Fee     Ended         Ended         Ended
Advisory Fees                 Rate        12/31/02      12/31/01      12/31/00
                          ------------  ------------  ------------  ------------


International Equity Fund     0.95%       $130,375      $208,114      $349,024
Emerging Growth Fund          0.80%       $243,643      $293,271      $317,955
Enhanced 30 Fund              0.65%       $61,961       $ 75,435      $ 80,920
Value Plus Fund               0.75%       $44,362       $ 51,558      $ 50,525
Growth & Income Fund          0.80%       $241,453      $345,077      $450,219
Balanced Fund                 0.80%       $201,843      $244,148      $268,744
High Yield Fund               0.50%       $129,152      $105,765      $ 91,933
Core Bond Fund                0.55%       $207,233      $186,182      $182,029
Money Market Fund*            0.50%       $55,274       $ 20,618        N/A

* Fund commenced operations on May 1, 2001

                                           For the      For the       For the
                                            Year          Year          Year
                          Advisory Fee      Ended        Ended         Ended
Advisory Fees                 Rate        06/30/02      06/30/01      06/31/00
                          ------------  ------------  ------------  ------------

Baron Small Cap Fund          1.05%        $94,655       $58,345       $84,455
Third Avenue Value Fund       0.80%       $281,854      $159,863      $207,748
Large Cap Growth Fund         0.75%       $171,282      $291,766      $348,422

     The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor under which the Advisor provides oversight of the various service providers to the Trust. Pursuant to the Sponsor Agreement, the Advisor is entitled to a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund such that after such waivers and reimbursements, the aggregate Operating Expenses of each Fund (as used herein, "Operating Expenses" include amortization of organizational expenses but is exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed that Fund's expense cap (the "Expense Cap"). Each Fund's Expense Cap is as follows: International Equity Fund - 1.25%; Baron Small Cap Fund - 1.65%; Emerging Growth Fund - 1.15%; Third Avenue Value Fund - 1.05%; Large Cap Growth Fund - 1.05%, Enhanced 30 Fund - 0.75%; Value Plus Fund - 1.15%; Growth & Income Fund - 0.85%; Balanced Fund - 0.90%; High Yield Fund - 0.80%; Core Bond Fund - 0.75%; Money Market Fund-Service Class - 0.55% and Money Market-Class I - 0.28%. With respect to the International Equity Fund, the Emerging Growth Fund, the Growth & Income Fund, Enhanced 30 Fund, the Balanced Fund and the Core Bond Fund, an Expense Cap may be terminated with respect to a Fund upon 30 days prior written notice by the Sponsor after December 31, 2003. With Respect to the High Yield Fund, an Expense Cap may be terminated upon 30 days prior written notice by the Sponsor after April 30, 2004. With respect to the Baron Small Cap Fund, the Third Avenue Value Fund, the Large Cap Growth Fund and the Value Plus Fund, an Expense Cap may be terminated with respect to a Fund upon 30 days prior written notice by the Sponsor after April 30, 2005. With respect to the Money Market Fund-Service Class and Class I, an Expense Cap may be terminated upon 30 days prior written notice by the Sponsor after December 31, 2005. The Advisor waived $318,568 in fees under the Sponsor Agreement through December 31, 2002. In addition to waiving its fees under the Sponsor Agreement, for the periods indicated, the Advisor reimbursed each Fund the following amounts:

                                    For the         For the          For the
                                      Year            Year             Year
                                     Ended           Ended            Ended
Fees Reimbursed                     12/31/02        12/31/01         12/31/00
                                    --------        --------         --------

International Equity Fund           $166,687        $165,925         $115,014
Emerging Growth Fund                $20,896           N/A              N/A
Enhanced 30 Fund                    $54,505         $ 96,890         $ 89,981
Value Plus Fund                     $47,688         $ 61,101         $ 54,478
Growth & Income Fund                $67,161         $132,393         $135,332
Balanced Fund                       $57,454         $ 99,446         $ 88,713
High Yield Fund                     $20,763         $ 80,143         $ 77,000
Core Bond Fund                      $27,585         $ 48,329         $ 46,231
Money Market Fund*                  $73,296         $ 62,945           N/A

* Fund commenced operations on May 1, 2001

                              For the          For the        For the
                                Year            Year            Year
                               Ended            Ended          Ended
Fees Reimbursed               06/30/02        06/30/01        06/31/00
                              --------        --------        --------

Baron Small Cap Fund          $69,514          $86,353        $56,672
Third Avenue Value Fund          $0            $14,262          N/A
Large Cap Growth Fund          $5,908            N/A            N/A


FUND SUB-ADVISORS

     The Advisor has, in turn, entered into a portfolio advisory agreement (each, a "Fund Agreement") with each Fund Sub-Advisor selected by the Advisor for a Fund. Under the direction of the Advisor and, ultimately, of the Board of Trustees, each Fund Sub-Advisor is responsible for making all of the day-to-day investment decisions for the respective Fund (or portion of a Fund).

     Each Fund Sub-Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund Agreement contains provisions similar to those described above with respect to the Advisory Agreement.

     The Trust's Prospectus contains a description of fees payable to each Fund Sub-Advisor for the services it provides under each Fund Agreement.

THE DISTRIBUTOR

     Touchstone Securities, Inc. ("Touchstone") is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. Touchstone currently allows concessions to dealers who sell shares of the Funds. Touchstone receives that portion of the sales charge that is not reallowed to dealers who sell shares of a Fund. Touchstone retains the entire sales charge on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

     Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Barrett may be deemed to be an affiliate of Touchstone because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

     The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in a Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.


DISTRIBUTION PLAN

     SERVICE CLASS SHARES. On April 28, 2003, the Trust adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Service Class shares of the Money Market Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the average daily net assets of the Service Class shares of the Money Market Fund.

     GENERAL INFORMATION -- Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Money Market Fund's shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

     The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Service Class shares of the Money Market Fund. In the event the Plan is terminated in accordance with its terms, the Service Class shares of the Money Market Fund will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares the Service Class shares of the Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of the Independent Trustees will be at the discretion of the existing Independent Trustees during such period.

     John F. Barrett and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.


ADMINISTRATOR, FUND ACCOUNTING AGENT, CUSTODIAN AND TRANSFER AGENT

     Prior to March 17, 2002, Investors Bank & Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts 02116, served as administrator, fund accounting agent, custodian and transfer agent for the Trust. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956.

     As administrator and fund accounting agent, Investors Bank provided, on behalf of the Trust and its Funds, accounting, clerical and bookkeeping services; the daily calculation of net asset values and unit values; corporate secretarial services; assistance in the preparation of management reports; preparation and filing of tax returns, registration statements, and reports to shareholders and to the Securities and Exchange Commission. Investors Bank also provided personnel to serve as certain officers of the Trust.

     As transfer agent, Investors Bank was responsible for the issuance and redemption of shares and the establishment and maintenance of shareholder accounts for the Trust and its Funds.

     For its services as administrator and fund accounting agent, the Trust paid fees to Investors Bank, which were computed and paid monthly. Such fees equal, in the aggregate, 0.12% on an annual basis of the average daily net assets of all the Funds for which Investors Bank acts as fund accounting agent and administrator up to $1 billion in assets and 0.08% on an annual basis of average daily net assets which exceed $1 billion, subject to certain annual minimum fees.

     As of March 17, 2002, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, serves as administrator, accounting agent and transfer agent to the Trust. Integrated is a wholly-owned indirect subsidiary of IFS Holdings, Inc., which in turn is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. Integrated is an affiliate of the Advisor, certain Fund Sub-Advisors and Touchstone by reason of common ownership.

     For its services as administrator and accounting agent, the Trust pays fees to Integrated that are computed daily and paid monthly. Such fees are based on the average daily net assets of all the Funds for which Integrated acts as administration and accounting agent.


     The Funds incurred and paid the following administration fees for the periods indicated. For periods prior to March 17, 2002, the fees were paid to Investors Bank, and all fees incurred on or after March 17, 2002 were paid to Integrated.

                                 For the Period from         For the            For the           For the
                                  03/17/02 through        Period Ended         Year Ended        Year Ended
Administration Fees                   12/31/02              03/16/02*          12/31/01*         12/31/00*
                                      --------              ---------          ---------         ---------
International Equity Fund              $28,355               $72,078            $196,523          $197,435
Baron Small Cap Fund**                   N/A                   N/A                N/A               N/A
Emerging Growth Fund                   $22,684               $18,909            $ 86,304          $ 90,002
Third Avenue Value Fund**                N/A                   N/A                N/A               N/A
Large Cap Growth Fund**                  N/A                   N/A                N/A               N/A
Enhanced 30 Fund                       $22,684               $16,397            $ 90,735          $ 88,823
Value Plus Fund                        $22,684               $18,044            $ 78,780          $ 75,880
Growth & Income Fund                   $22,684               $9,962             $ 95,949          $ 99,594
Balanced Fund                          $22,684               $19,118            $ 92,717          $ 85,159
High Yield Fund                        $22,684               $21,893            $ 92,986          $ 89,043
Core Bond Fund                         $22,684               $15,778            $ 77,343          $ 77,106
Money Market Fund***                   $22,684               $23,680            $ 58,707            N/A

*    Amounts include custody and fund accounting fees
**   Prior to April 28, 2003 the Fund did not pay administration fees.
***  Fund commenced operations on May 1, 2001


CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, provides custodial services for the Trust.

COUNSEL AND INDEPENDENT AUDITORS


     Frost Brown Todd, LLC, 2200 PNC Center, 201 East Fifth Street, Cincinnati, OH 45202-4182, serves as counsel to the Trust. Ernst & Young LLP, serves as independent auditors of the Trust and each Fund, providing audit services, tax return review and assistance and consultation in connection with the review of filings with the SEC.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     The Fund Sub-Advisors are responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, the Advisor, the Fund Sub-Advisors or their subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Fund Sub-Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     The Fund Sub-Advisors seek to evaluate the overall reasonableness of the brokerage commissions paid through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. In placing orders for the purchase and sale of securities for a Fund, the Fund Sub-Advisors take into account such factors as price, commission (if any, negotiable in the case of national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker-dealer. The Fund Sub-Advisors review on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     The Fund Sub-Advisors are authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. A Fund Sub-Advisor may use this research information in managing a Fund's assets, as well as the assets of other clients.

     Consistent with the policy stated above, the Rules of Conduct of the National Association of Securities Dealers, Inc. and such other policies as the Board of Trustees may determine, the Fund Sub-Advisors may consider sales of shares of the Trust or the Funds as a factor in the selection of broker-dealers to execute portfolio transactions. The Fund Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.


     In order to reduce total operating expenses, the Funds may apply a portion of their brokerage commission dollars to offset custody expenses through a Commission Share Program offered by the Custodian. Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.


     Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the corresponding Fund Sub-Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Fund Sub-Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Fund Sub-Advisor's staff. Such information may be useful to the Fund Sub-Advisor in providing services to clients other than the Funds, and not all such information is used by the Fund Sub-Advisor in connection with the Funds. Conversely, such information provided to the Fund Sub-Advisor by brokers and dealers through whom other clients of the Fund Sub-Advisor effect securities transactions may be useful to the Fund Sub-Advisor in providing services to the Funds.

     In certain instances there may be securities which are suitable for a Fund as well as for one or more of the respective Fund Sub-Advisor's other clients. Investment decisions for a Fund and for the Fund Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

COMMISSIONS

     The Funds paid the following brokerage commissions for the periods indicated:


                                    For the          For the           For the
                                     Year             Year              Year
                                     Ended            Ended             Ended
Commissions                        12/31/02         12/31/01          12/31/00
                                   --------         --------          --------


International Equity Fund           $46,974         $106,756          $140,267
Emerging Growth Fund                $82,261         $ 66,958          $ 67,521
Enhanced 30 Fund                    $9,315           $ 2,424           $ 6,420
Value Plus Fund                     $14,331          $ 9,543           $ 9,628
Growth & Income Fund                $64,736         $115,911          $117,824
Balanced Fund                       $48,739         $ 43,960          $ 41,347
High Yield Fund                       $0               $0                $0
Core Bond Fund                        $0               $0              $ 1,548
Money Market Fund*                    $0               $0                N/A

*Fund commenced operations on May 1, 2001

                              For the          For the        For the
                                Year            Year            Year
                               Ended            Ended          Ended
Commissions                   06/30/02        06/30/01        06/31/00
                              --------        --------        --------

Baron Small Cap Fund          $19,291          $44,006        $24,142
Third Avenue Value Fund       $47,906         $124,925        $47,204
Large Cap Growth Fund         $17,986          $30,311        $32,104


                       CAPITAL STOCK AND OTHER SECURITIES

     Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

     Massachusetts   law  provides   that   shareholders   could  under  certain
circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

OFFERING PRICE

         Shares of the Funds are offered at NAV (as defined in the Prospectus).

VALUATION OF SECURITIES

     The share price, (also called "NAV") and the public offering price (NAV plus the applicable sales charge) of the Funds' shares are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

     Pursuant to Rule 2a-7 of the 1940 Act, the Money Market Fund values its portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the NAV of the Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Fund.

     Pursuant to Rule 2a-7, the Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible. The maturity of U.S. Government obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

     The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review of the Fund's portfolio holdings by the Board of Trustees to determine whether the Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board has also established procedures designed to ensure that the Money Market Fund complies with the quality requirements of Rule 2a-7.

     While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Money Market Fund may tend to be higher than a like computation made by the fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

     Portfolio securities held by the Core Bond Fund or the High Yield Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Board. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

REDEMPTION IN KIND

     Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities a shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares or with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                              TAXATION OF THE FUNDS

     The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

     To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

     As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

FOREIGN TAXES

     Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each applicable Fund's assets to be invested in various countries will vary.

     If a Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, which have invested in the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the investing entities' shareholders and such investing entities' shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such investor will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

     The amount of foreign taxes for which an investor may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

FOREIGN INCOME TAXES: Net income or capital gains earned by any Fund investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced tax rate or even a tax exemption on related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Funds' assets to be invested within various countries is not known. Plus, a Fund may elect to treat foreign income taxes as income taxes paid by its shareholders for U.S. federal income tax purposes, under U.S. federal income tax principals, if a Fund meets certain requirements. These requirements of a Fund include:

          o    qualification as a regulated investment company;
          o    satisfaction of certain distribution requirements; and
          o more than 50% of the value of that Fund's assets at the close of the taxable year must consist of stocks or securities of foreign corporations.

     If a Fund makes this election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders. The shareholders would then be allowed to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct it from their U.S. taxable income, if any. Shortly after any year for which it makes this election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit.

INTERNATIONAL EQUITY FUND: The International Equity Fund is expected to qualify for and elect to treat foreign income taxes as income taxes paid by its shareholders for U.S. federal income tax purposes in most of its taxable years (but not necessarily all).

     >> SPECIAL TAX CONSIDERATION: No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

DISTRIBUTIONS

     Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

FOREIGN WITHHOLDING TAXES

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING

     A Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable in 2003 and 29% payable in 2004 to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER TAXATION

     The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

TAXATION OF VARIABLE CONTRACTS

     For a discussion of tax consequences of variable contracts, please refer to your insurance company's separate account prospectus.

     Variable contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable contract, distributions from the contract may be subject to ordinary income tax and a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

     Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance for tax purposes. The Department of the Treasury has issued regulations prescribing these diversification requirements. Each Fund intends to comply with these requirements.

                             PERFORMANCE INFORMATION

     From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports, if accompanied by performance of your insurance company's corresponding insurance separate account. These performance figures are calculated in the following manner:

YIELD:

     Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.


     Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements. For the 30-day period ended December 31, 2002, the Funds' yields were as follows:

     Balanced Fund 2.12% and High Yield Fund 11.72%.

     Yield quotations on investments in the Money Market Fund may be provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 -1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Money Market Fund does not normally recognize unrealized gains and losses under the amortized cost valuation method). The Money Market Fund 's current and effective yields for the seven days ended December 31, 2002 were 1.12% and 1.13%, respectively.


TOTAL RETURN:


     A Fund's standardized average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate non-standardized total return figures which represent aggregate (not annualized) performance over any period or year-by-year performance. Total returns do not reflect variable annuity contract or variable life policy fees or other expenses. If reflected returns would be lower.

Average Annual
Total Return as of                                                            Since          Inception
December 31, 2002                  One Year    Five Years     Ten Years     Inception           Date
                                  -----------  ------------  ------------  ------------    --------------
International Equity Fund          -23.58%       -6.50%          N/A         -1.06%           11/21/94
Baron Small Cap Fund               -14.08%       -2.13%         5.70%         5.67%           12/14/92
Emerging Growth Fund               -22.31%        8.25%          N/A         12.86%           11/21/94
Third Avenue Value Fund            -17.49%        1.91%        10.60%        10.75%           12/14/92
Large Cap Growth Fund              -30.47%       -6.51%         4.16%         4.18%           12/08/92
Enhanced 30 Fund                   -22.67%         N/A           N/A         -9.11%            5/1/99

                                       52

Value Plus Fund                    -26.65%         N/A           N/A         -2.79%            5/1/98
Growth & Income Fund               -14.90%         N/A           N/A         -1.91%            1/1/99
Balanced Fund                       -9.09%        3.99%          N/A          9.79%           11/21/94
High Yield Fund                      2.82%         N/A           N/A          0.09%            5/1/99
Core Bond Fund                       7.93%         N/A           N/A          5.84%            1/1/99
Money Market Fund - Class I          1.58%         N/A           N/A          2.21%            5/1/01
Money Market Fund - Service          N/A           N/A           N/A           N/A            4/23/03
Class


     Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

     In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services, to the performance of various indices and investments for which reliable performance data is available. The performance figures of unmanaged indices may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The performance of the Funds may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kip linger Magazine, Consumer
Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, The New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, The Wall Street Journal and CDA/Weisenberger Investment Companies Services.

                              FINANCIAL STATEMENTS

     The following financial statements for the Trust at and for the fiscal periods indicated are incorporated herein by reference from their current annual report to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.

     TOUCHSTONE VARIABLE SERIES TRUST
     --------------------------------
     Schedule of Investments, December 31, 2002
     Statement of Assets and Liabilities, December 31, 2002
     Statement of Operations, for the year ended December 31, 2002
     Statement of Changes in Net Assets for the year ended December 31, 2002 Financial Highlights
     Notes to Financial Statements
     Report of Independent Accountants


     THE LEGENDS FUNDS, INC.
     -----------------------
     Schedule of Investments, June 30, 2002
     Statement of Assets and Liabilities, June 30, 2002
     Statement of Operations, for the year ended June 30, 2002
     Statement of Changes in Net Assets for the year ended June 30, 2002 Financial Highlights
     Notes to Financial Statements
     Report of Independent Accountants

     Schedule of Investments, December 31, 2002 (Unaudited)
     Statement of Assets and Liabilities, December 31, 2002 (Unaudited) Statement of Operations, for the year ended December 31, 2002 (Unaudited) Statement of Changes in Net Assets for the year ended December 31, 2002 (Unaudited)
     Financial Highlights (Unaudited)
     Notes to Financial Statements (Unaudited)

[LOGO]  THE LEGENDS FUND, INC.

ANNUAL REPORT

JUNE 30, 2002

                             THE LEGENDS FUND, INC.

                                  ANNUAL REPORT

                                  JUNE 30, 2002


                                    CONTENTS

President's Letter                                                           1
Report of Independent Auditors                                               2
Financial Statements, Financial Highlights, and Schedules of
     Investments:
     Harris Bretall Sullivan & Smith Equity Growth Portfolio                 3
     Third Avenue Value Portfolio                                            7
     Gabelli Large Cap Value Portfolio                                      11
     Baron Small Cap Portfolio                                              15
Notes to Financial Statements                                               20
Portfolio Performance                                                       27

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                         THE LEGENDS FUND, INC.

July 22, 2002

We are pleased to present the 2002 Annual Report for The Legends Fund, Inc. (the "Fund"). Thanks to all of our current investors and we extend a special welcome to all new investors who have joined us during the period.

Total returns for each of the Fund's portfolios and their respective benchmarks for the years ended June 30, 2002 and 2001, respectively, are listed below:

                                                  YEAR ENDED      YEAR ENDED
                 PORTFOLIO                       JUNE 30, 2002   JUNE 30, 2001
----------------------------------------------   -------------   -------------
Harris Bretall Sullivan & Smith Equity Growth      (30.55%)        (37.42%)
BENCHMARK RETURN - S&P 500                         (17.99%)        (14.83%)
Third Avenue Value *                                (3.45%)          35.66%
BENCHMARK RETURN - S&P 500                         (17.99%)        (14.83%)
Gabelli Large Cap Value *                          (34.89%)         (6.58%)
BENCHMARK RETURN - S&P 500                         (17.99%)        (14.83%)
Baron Small Cap *                                   (2.87%)          12.83%
BENCHMARK RETURN - RUSSELL 2000                     (8.45%)           0.68%

* - Performance shown includes that of each Portfolio's previous sub-adviser prior to November 1, 2000.

Included in this Annual Report is detailed information of the investment holdings of each portfolio as of June 30, 2002, as well as other financial information.

The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. The Fund exists for the sole purpose of helping to provide you with valuable tools for meeting your investment objectives.

If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Edward J. Haines

Edward J. Haines
President
The Legends Fund, Inc.

                        REPORT OF INDEPENDENT AUDITORS

The Shareholders and Board of Directors
The Legends Fund, Inc.

We have audited the accompanying statements of assets and liabilities of The Legends Fund, Inc. (the Fund) (comprised of the Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Portfolios), including the schedules of investments, as of June 30, 2002, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at June 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Fund at June 30, 2002, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                          /s/ ERNST & YOUNG LLP

Kansas City, Missouri
August 2, 2002

            HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                     STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2002

ASSETS
   Investments in securities, at value (cost $23,138,151) - See accompanying schedule     $   20,461,910
   Dividends and interest receivable                                                              12,209
   Due from management company                                                                     2,342
   Receivable for capital shares sold                                                              1,023
                                                                                           --------------
     Total assets                                                                             20,477,484

LIABILITIES
   Accrued expenses                                                                               25,798
   Redemptions payable                                                                           142,352
                                                                                           --------------
     Total liabilities                                                                           168,150
                                                                                           --------------

NET ASSETS                                                                                 $  20,309,334
                                                                                           ==============

Net Assets consist of:
   Paid-in capital                                                                         $  28,712,891
   Accumulated net realized loss on investments                                               (5,727,316)
   Net unrealized depreciation on investments                                                 (2,676,241)
                                                                                           --------------

NET ASSETS, for 2,061,840 shares outstanding                                               $  20,309,334
                                                                                           ==============

NET ASSET VALUE, offering and redemption price per share                                   $        9.85
                                                                                           ==============

                            STATEMENT OF OPERATIONS

                            Year Ended June 30, 2002

INVESTMENT INCOME
   Dividends                                                                               $     206,164
   Interest                                                                                       10,249
                                                                                           --------------
     Total investment income                                                                     216,413

EXPENSES
   Investment advisory and management fees                                                       171,282
   Custody and accounting fees                                                                    71,148
   Professional fees                                                                              32,029
   Directors' fees and expenses                                                                   17,651
   Taxes and filing fees                                                                           6,938
   Other expenses                                                                                  9,370
                                                                                           --------------
     Total expenses                                                                              308,418
     Less: expense reimbursement                                                                  (5,908)
                                                                                           --------------
     Total net expenses                                                                          302,510
                                                                                           --------------
Net investment loss                                                                              (86,097)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                                           (5,689,731)
   Net unrealized depreciation during the period on investments                               (3,883,419)
                                                                                           --------------
Net realized and unrealized loss on investments                                               (9,573,150)
                                                                                           --------------

Net decrease in net assets resulting from operations                                       $  (9,659,247)
                                                                                           ==============


SEE ACCOMPANYING NOTES.

                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED JUNE 30,
                                                                           2002            2001
                                                                      -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment loss                                                $    (86,097)   $    (201,604)
   Net realized gain (loss) on investments                              (5,689,731)       2,554,047
   Net unrealized depreciation during the period on investments         (3,883,419)     (23,770,625)
                                                                      -------------   --------------
     Net decrease in net assets resulting from operations               (9,659,247)     (21,418,182)

Distributions to shareholders from:
   Net realized gain                                                    (2,554,047)      (9,009,264)
                                                                      -------------   --------------
     Total distributions to shareholders                                (2,554,047)      (9,009,264)

Capital share transactions:
   Proceeds from sales of shares                                          4,229,741       8,211,106
   Proceeds from reinvested distributions                                 2,554,047       9,009,264
   Cost of shares redeemed                                              (6,269,144)     (11,664,416)
                                                                      -------------   --------------
     Net increase in net assets resulting
       from capital share transactions                                      514,644       5,555,954
                                                                      -------------   --------------

Total decrease in net assets                                           (11,698,650)     (24,871,492)

NET ASSETS
Beginning of period                                                      32,007,984      56,879,476
                                                                      -------------   --------------

End of period                                                         $  20,309,334   $  32,007,984
                                                                      =============   ==============

OTHER INFORMATION
Shares:
   Sold                                                                     341,525         381,595
   Issued through reinvestment of distributions                             239,965         353,565
   Redeemed                                                               (529,308)        (606,099)
                                                                      -------------   --------------
     Net increase                                                            52,182         129,061
                                                                      =============   ==============

SEE ACCOMPANYING NOTES.

                               FINANCIAL HIGHLIGHTS

                                                                     YEAR ENDED JUNE 30,
                                                   2002          2001     2000 (b)          1999         1998
                                                ---------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
   of period                                    $  15.93      $  30.25     $  26.00      $  21.11     $  17.53
Income (loss) from investment operations:
   Net investment loss                             (0.04)        (0.10)       (0.05)        (0.06)        - (a)
   Net realized and unrealized
     gain (loss) on investments                    (4.73)        (9.42)        4.83          7.17         4.90
                                                ---------------------------------------------------------------
   Total from investment operations                (4.77)        (9.52)        4.78          7.11         4.90

Less distributions:
   From net investment income                         -             -            -             -         (0.02)
   From net realized gain                          (1.31)        (4.80)       (0.53)        (2.22)       (1.30)
                                                ---------------------------------------------------------------
   Total distributions                             (1.31)        (4.80)       (0.53)        (2.22)       (1.32)
                                                ---------------------------------------------------------------

Net asset value, end of period                   $  9.85      $  15.93     $  30.25      $  26.00     $  21.11
                                                ===============================================================
TOTAL RETURN                                     (30.55%)      (37.42%)       18.89%        35.19%       29.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
   (in thousands)                              $  20,309     $  32,008    $  56,879     $  55,428    $  37,662
Ratio of expenses to average
   net assets                                       1.15%         1.07%        1.01%         0.96%        0.95%
Ratio of expenses to average net
   asset before voluntary
   expense reimbursement                            1.17%         1.07%        1.01%         0.96%        0.95%
Ratio of net investment loss
   to average net assets                          (0.33%)       (0.45%)      (0.39%)       (0.29%)       (0.01%)
Ratio of net investment loss
   to average net assets before
   voluntary expense reimbursement                (0.35%)       (0.45%)      (0.39%)       (0.29%)      (0.01%)
Portfolio turnover rate                              31%            47%          40%           27%          57%

(a) Less than $0.01 per share.
(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

 SEE ACCOMPANYING NOTES.

                              SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2002

                                                         NUMBER OF
                                                          SHARES        VALUE
                                                        -----------  ------------
COMMON STOCKS (99.3%)
BASIC CHEMICAL, PLASTICS & SYNTHETICS (12.9%)
        Genentech, Inc.                                   16,700     $   559,450
        Pfizer, Inc.                                      29,000       1,015,000
        Pharmacia Corporation                             14,000         524,300
        Wyeth                                             10,000         512,000
                                                                     ------------
                                                                       2,610,750

BUSINESS SERVICES (11.4%)
        Automatic Data Processing, Inc.                   10,000         435,500
        Electronic Arts, Inc.                              9,000         594,450
        Microsoft Corporation                             19,000       1,039,300
        Siebel Systems, Inc.                              16,800         238,896
                                                                     ------------
                                                                       2,308,146

COMMUNICATIONS (3.9%)
        AOL Time Warner, Inc. (a)                         23,000         338,330
        Viacom, Inc.                                      10,000         443,700
                                                                     ------------
                                                                         782,030

DEPOSITORY INSTITUTIONS (5.5%)
        Citigroup, Inc.                                   16,333         632,904
        State Street Corporation                          11,000         491,700
                                                                     ------------
                                                                       1,124,604

ELECTRICAL & ELECTRONIC MACHINERY (15.1%)
        Broadcom Corporation                              19,100         335,014
        Emerson Electric Company                           9,700         519,047
        General Electric Company                          32,900         955,745
        Intel Corporation                                 45,700         834,939
        Texas Instruments, Inc.                           17,300         410,010
                                                                     ------------
                                                                       3,054,755

FABRICATED METAL PRODUCTS (2.5%)
        Illinois Tool Works, Inc.                          7,500         512,250

FOOD & KINDRED PRODUCTS (2.1%)
        PepsiCo, Inc.                                      9,000         433,800

GENERAL MERCHANDISE STORES (2.7%)
        Wal-Mart Stores, Inc.                             10,000         550,100

INDUSTRIAL MACHINERY & EQUIPMENT (12.1%)
        Applied Materials, Inc.                           26,500         504,030
        Cisco System, Inc. (a)                            66,400         926,280
        Dell Computer Corporation                         13,000         339,820
        E M C Corporation                                 33,500         252,925
        Novellus Systems, Inc.                            12,700         431,800
                                                                     ------------
                                                                       2,454,855

INSTRUMENTS & RELATED PRODUCTS (2.1%)
        Medtronic, Inc.                                   10,000         428,500

INSURANCE AGENTS BROKERS & SERVICES (2.9%)
        Marsh & McLennan Companies, Inc.                   6,000         579,600

INSURANCE CARRIERS (2.7%)
        American International Group, Inc.                 8,000      $  545,840

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.6%)
        United Parcel Services, Inc.                       8,500         524,875

PETROLEUM & COAL PRODUCTS (2.5%)
        Exxon Mobil Corporation                           12,200         499,224

RETAIL - BUILDING MATERIALS HARDWARE (2.6%)
        The Home Depot, Inc.                              14,500         532,585

RETAIL - DRUG STORES (2.9%)
        Walgreen Company                                  15,000         579,450

RETAIL - FOOD STORES (2.4%)
        Starbucks Corporation                             20,000         497,000

RETAIL - MISCELLANEOUS (2.6%)
        Costco Wholesale, Inc. (a)                        13,800         532,956

SECURITY & COMMODITY BROKERS (3.1%)
        Goldman Sachs Group, Inc.                          8,700         638,145

SERVICES - ENGINEERING (2.4%)
        3M Company                                         4,000         492,000

WHOLESALE TRADE - DURABLE GOODS (2.3%)
        Johnson & Johnson                                  9,000         470,340
                                                                     ------------

TOTAL COMMON STOCKS (COST $22,828,046)                                20,151,805

                                                         PRINCIPAL
                                                          AMOUNT
                                                        -----------
SHORT-TERM SECURITIES (1.5%)
REPURCHASE AGREEMENT (1.5%)
        State Street Bank, 0.65%, due 07/01/2002
        (Collateralized by U.S. Treasury Bill, 6.63%,
        due 2/15/2027, value $321,378)                  $310,105         310,105
                                                                     ------------

TOTAL SHORT-TERM SECURITIES (COST $310,105)                              310,105
                                                                     ------------

TOTAL INVESTMENTS (100.8%) (COST $23,138,151)                         20,461,910

TOTAL OTHER ASSETS, LESS LIABILITIES ((0.8%))                           (152,576)
                                                                     ------------

TOTAL NET ASSETS (100.0%)                                            $20,309,334
                                                                     ============

OTHER INFORMATION:
   Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2002, aggregated $7,867,154 and $9,256,024, respectively. At June 30, 2002, net unrealized depreciation for tax purposes aggregated $2,676,241, of which $3,208,920 related to appreciated investments and $5,885,161 related to depreciated investments. The aggregate cost of securities was the same for federal income tax and financial statement purposes.

(a) Non-income producing.

  SEE ACCOMPANYING NOTES.

                         THIRD AVENUE VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 2002

ASSETS
   Investments in securities, at value (cost $42,355,731) - See accompanying schedule        $  42,289,597
   Repurchase agreements                                                                         6,370,818
   Foreign currency (cost $136,580)                                                                141,639
   Dividends and interest receivable                                                                49,881
   Receivable for capital shares sold                                                               70,950
   Due from management company                                                                       8,081
                                                                                              -------------
     Total assets                                                                               48,930,966

LIABILITIES
   Payable for investments purchased                                                               642,442
   Accrued expenses                                                                                 67,872
                                                                                              -------------
     Total liabilities                                                                             710,314
                                                                                              -------------

NET ASSETS                                                                                    $ 48,220,652
                                                                                              =============
Net Assets consist of:
   Paid-in capital                                                                            $ 47,548,344
   Undistributed net investment income                                                             103,424
   Accumulated net realized gain on investments                                                    629,959
   Net unrealized depreciation on investments and foreign currency                                 (61,075)
                                                                                              -------------

NET ASSETS,for 2,999,065 shares outstanding                                                   $ 48,220,652
                                                                                              =============

NET ASSET VALUE, offering and redemption price per share                                      $      16.08
                                                                                              =============

                            STATEMENT OF OPERATIONS

                            YEAR ENDED JUNE 30, 2002

INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $23,529)                                           $  473,988
   Interest                                                                                         83,956
   Other income                                                                                     10,031
                                                                                              -------------
     Total investment income                                                                       567,975

EXPENSES
   Investment advisory and management fees                                                         281,854
   Custody and accounting fees                                                                     117,078
   Professional fees                                                                                32,587
   Directors' fees and expenses                                                                     17,651
   Taxes and filing fees                                                                            11,219
   Other expenses                                                                                    9,368
                                                                                              -------------
     Total expenses                                                                                469,757
                                                                                              -------------
Net investment income                                                                               98,218

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
     Investments                                                                                 2,632,036
     Foreign currency transactions                                                                  (4,531)
                                                                                              -------------
       Net realized gain                                                                         2,627,505

   Net unrealized appreciation (depreciation) during the period on:
     Investments                                                                                (4,233,330)
     Translation of assets and liabilities in foreign currency                                       5,059
                                                                                              -------------
       Net unrealized depreciation                                                              (4,228,271)
                                                                                              -------------
Net realized and unrealized loss on investments and foreign currency                            (1,600,766)
                                                                                              -------------

Net decrease in net assets resulting from operations                                         $  (1,502,548)
                                                                                              =============

SEE ACCOMPANYING NOTES.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED JUNE 30,
                                                                        2002              2001
                                                                   -------------     --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                           $      98,218     $     283,771
   Net realized gain (loss) on
       investments and foreign currency transactions                   2,627,505          (858,057)
   Net unrealized appreciation (depreciation) during the period
       on investments and foreign currency transactions               (4,228,271)        7,765,101
                                                                   -------------     --------------
     Net increase (decrease) in net assets
       resulting from operations                                      (1,502,548)        7,190,815

Distributions to shareholders from:
   Net investment income                                                (283,204)         (575,556)
   Net realized gain                                                           -        (1,768,520)
                                                                   -------------     --------------
     Total distributions to shareholders                                (283,204)       (2,344,076)

Capital share transactions:
   Proceeds from sales of shares                                      27,505,313        13,924,632
   Proceeds from reinvested distributions                                283,204         2,344,076
   Cost of shares redeemed                                           (12,847,707)       (7,043,742)
                                                                   -------------     --------------
     Net increase in net assets resulting
       from capital share transactions                                14,940,810         9,224,966
                                                                   -------------     --------------

Total increase in net assets                                          13,155,058        14,071,705

NET ASSETS
Beginning of period                                                   35,065,594        20,993,889
                                                                   -------------     --------------

End of period (including undistributed net investment income
   of $103,424 and $283,771, respectively)                         $  48,220,652     $  35,065,594
                                                                   =============     ===============
OTHER INFORMATION
Shares:
   Sold                                                                1,677,834           889,289
   Issued through reinvestment of distributions                           18,965           183,379
   Redeemed                                                             (785,692)         (487,635)
                                                                   -------------     --------------
     Net increase                                                        911,107           585,033
                                                                   =============     ===============

SEE ACCOMPANYING NOTES.

                              FINANCIAL HIGHLIGHTS

                                                                    YEAR ENDED JUNE 30,
                                               2002         2001 (a)       2000 (b)      1999         1998
                                            ------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
   of period                                $  16.79       $  13.97       $  22.06      $  21.02     $  20.63
Income (loss) from investment operations:
   Net investment income                        0.02           0.15           0.39          0.33         0.26
   Net realized and unrealized
     gain (loss) on investments                (0.61)          4.31          (5.12)         3.22         4.08
                                            ------------------------------------------------------------------
   Total from investment operations            (0.59)          4.46          (4.73)         3.55         4.34

Less distributions:
   From net investment income                  (0.12)         (0.40)         (0.33)        (0.28)       (0.26)
   From net realized gain                       -             (1.24)         (3.03)        (2.23)       (3.69)
                                            ------------------------------------------------------------------
   Total distributions                         (0.12)         (1.64)         (3.36)        (2.51)       (3.95)
                                            ------------------------------------------------------------------

Net asset value, end of period              $  16.08      $   16.79      $   13.97     $   22.06    $   21.02
                                            ==================================================================
TOTAL RETURN                                  (3.45%)         35.66%       (23.88%)        18.09%       23.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
   (in thousands)                           $ 48,221      $  35,066      $  20,994     $  50,169    $  46,436
Ratio of expenses to average
   net assets                                   1.08%          1.15%          1.08%         0.96%        0.94%
Ratio of expenses to average net
   asset before voluntary
   expense reimbursement                        1.08%          1.21%          1.08%         0.96%        0.94%
Ratio of net investment income
   to average net assets                        0.23%          1.15%          1.80%         1.56%        1.58%
Ratio of net investment income
   to average net assets before
   voluntary expense reimbursement              0.23%          1.09%          1.80%         1.56%        1.58%
Portfolio turnover rate                           23%           128%            42%           50%          57%

(a) Effective November 1, 2000, EQSF Advisers, Inc. replaced Scudder Kemper Investments, Inc. as sub-adviser for the Portfolio.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

SEE ACCOMPANYING NOTES.

                             SCHEDULE OF INVESTMENTS

                                JUNE 30, 2002

                                                         NUMBER OF
                                                          SHARES        VALUE
                                                        -----------  ------------
COMMON STOCKS (81.5%)
ELECTRICAL & ELECTRONIC MACHINERY (14.2%)
  American Power Conversion Corporation                     107,800  $  1,361,514
  AVX Corporation                                            85,000     1,388,050
  Bel Fuse, Inc.                                             10,000       270,500
  Ciena Corporation                                         112,500       471,375
  FSI International, Inc.                                   100,000       747,000
  Kemet Corporation                                          99,300     1,773,498
  Tellabs, Inc.                                              95,000       589,000
  TriQuint Semiconductor, Inc. (a)                           37,300       239,093
                                                                     ------------
                                                                        6,840,030

HOLDING & OTHER INVESTMENT OFFICES (15.0%)
  Brascan Corporation                                        81,800     1,879,764
  Capital Southwest Corporation                               9,500       646,000
  Hutchison Whampoa Limited                                 280,000     2,091,039
  Investor AB                                               167,500     1,511,320
  Koger Equity, Inc.                                         40,000       772,000
  Prime Group Realty Trust                                   20,000       130,200
  ProLogis                                                    5,753       149,578
                                                                     ------------
                                                                        7,179,901

INDUSTRIAL MACHINERY & EQUIPMENT (10.7%)
  Applied Materials, Inc.                                    10,000       190,200
  Comverse Technology, Inc.                                  75,300       697,278
  Credence Systems Corporation                              105,900     1,881,843
  CyberOptics Corporation                                    15,000       143,850
  Electro Scientific Industry, Inc.                          57,800     1,404,540
  Electroglas, Inc.                                          85,000       850,000
                                                                     ------------
                                                                        5,167,711

INSURANCE CARRIERS (18.5%)
  AIOI Insurance Company Limited                            189,000       421,076
  Arch Capital Group Limited (a)                             50,000     1,407,500
  First American Corporation                                 10,000       230,000
  Millea Holdings, Inc. (a)                                  54,500     2,220,875
  Mony Group, Inc.                                           53,200     1,809,332
  Phoenix Companies Inc.                                     60,000     1,101,000
  Radian Group, Inc.                                         33,000     1,612,050
  Trenwick Group Limited                                     18,500       138,750
                                                                     ------------
                                                                        8,940,583

OIL & GAS EXTRACTION (1.8%)
  Nabors Industries, Inc. (a)                                25,000       882,500

RAILROAD TRANSPORTATION (0.8%)
  CSX Corporation                                            10,600       371,530

REAL ESTATE (7.2%)
  Catellus Development Corporation                           48,300   $   986,286
  Forest City Enterprises, Inc.                              42,000     1,459,500
  The St. Joe Company                                        34,700     1,041,694
                                                                     ------------
                                                                        3,487,480

RETAIL-AUTOMOTIVE DEALERS & GAS STATIONS (3.7%)
  Toyota Industries                                         110,000     1,800,580

SECURITY & COMMODITY BROKERS (7.0%)
  Instinet Group, Inc.                                      134,500       876,940
  Legg Mason, Inc.                                           37,500     1,850,250
  Southwest Securities Group, Inc.                           33,100       649,422
                                                                     ------------
                                                                        3,376,612

TRANSPORTATION EQUIPMENT (2.6%)
  Trinity Industries, Inc.                                   61,000     1,263,920
                                                                     ------------

TOTAL COMMON STOCKS (COST $39,743,878)                                 39,310,847

                                                         PRINCIPAL
                                                          AMOUNT
                                                        -----------
CORPORATE BONDS (6.2%)
COMMUNICATIONS (0.5%)
  Worldcom, Inc., 6.95%
  due 08/15/2028                                        $ 1,500,000       232,500

STONE CLAY & GLASS PRODUCT (5.7%)
  USG Corporation, Senior Notes, Series B,
  9.25%, due 09/15/2001                                   1,250,000     1,056,250
  USG Corporation, Senior Notes,
  8.50%, due 08/01/2005                                   2,000,000     1,690,000
                                                                     ------------
                                                                        2,746,250
                                                                     ------------

TOTAL CORPORATE BONDS (COST $2,611,853)                                 2,978,750

SHORT-TERM SECURITIES (13.2%)
REPURCHASE AGREEMENT (13.2%)
  State Street Bank, 0.65%, due 07/01/2002
  (Collateralized by U.S. Treasury Note, 4.63%,
  due 02/28/2003, value $6,503,050)                        6,370,818    6,370,818
                                                                     ------------

TOTAL SHORT-TERM SECURITIES (COST $6,370,818)                           6,370,818
                                                                     ------------

TOTAL INVESTMENTS (100.9%) (COST $48,726,549)                          48,660,415

TOTAL OTHER ASSETS, LESS LIABILITIES ((0.9%))                            (439,763)
                                                                     ------------

TOTAL NET ASSETS (100.0%)                                            $ 48,220,652
                                                                     ============

OTHER INFORMATION:
    Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2002, aggregated $20,968,712 and $9,270,002, respectively. At June 30, 2002, net unrealized depreciation for tax purposes aggregated $66,134, of which $3,675,195 related to appreciated investments and $3,741,329 related to depreciated investments. The aggregate cost of securities was $48,726,549 for tax purposes.

(a) Non-income producing.

SEE ACCOMPANYING NOTES.

                    GABELLI LARGE CAP VALUE PORTFOLIO

                   STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 2002

ASSETS
   Investments in securities, at value (cost $16,510,356) - See accompanying schedule   $  11,429,755
   Receivable for investments sold                                                             79,708
   Receivable for capital shares sold                                                           5,018
   Dividends and interest receivable                                                           16,763
   Due from management company                                                                 23,602
                                                                                        --------------
     Total assets                                                                          11,554,846

LIABILITIES
   Payable for investments purchased                                                           39,807
   Accrued expenses                                                                            (5,974)
   Redemptions payable                                                                          3,922
                                                                                        --------------
     Total liabilities                                                                         37,755
                                                                                        --------------

NET ASSETS                                                                              $  11,517,091
                                                                                        ==============
Net Assets consist of:
   Paid-in capital                                                                      $  18,821,934
   Undistributed net investment income                                                          6,802
   Accumulated net realized loss on investments                                            (2,231,044)
   Net unrealized depreciation on investments                                              (5,080,601)
                                                                                        --------------

NET ASSETS,for 2,161,735 shares outstanding                                             $  11,517,091
                                                                                        ==============

NET ASSET VALUE, offering and redemption price per share                                $        5.33
                                                                                        ==============

                            STATEMENT OF OPERATIONS

                           YEAR ENDED JUNE 30, 2002

INVESTMENT INCOME
   Dividends                                                                            $     177,729
   Interest                                                                                    27,721
                                                                                        --------------
     Total investment income                                                                  205,450

EXPENSES
   Investment advisory and management fees                                                    127,703
   Custody and accounting fees                                                                 38,311
   Professional fees                                                                           31,251
   Directors' fees and expenses                                                                17,651
   Taxes and filing fees                                                                        6,938
   Other expenses                                                                               9,369
                                                                                        --------------
     Total expenses                                                                           231,223
     Less:  expense reimbursement                                                             (32,575)
                                                                                        --------------
     Total net expenses                                                                       198,648
                                                                                        --------------
Net investment income                                                                           6,802

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
     Net realized loss on investments                                                      (2,159,273)
     Net unrealized depreciation during the period on investments                          (3,921,180)
                                                                                        --------------
Net realized and unrealized loss                                                           (6,080,453)
                                                                                        --------------

Net decrease in net assets resulting from operations                                    $  (6,073,651)
                                                                                        ==============

SEE ACCOMPANYING NOTES.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED JUNE 30,
                                                                       2002              2001
                                                                   -------------    --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                           $      6,802     $      46,636
   Net realized gain (loss) on investments                           (2,159,273)          523,764
   Net unrealized depreciation during the period on investments      (3,921,180)       (1,543,505)
                                                                   -------------    --------------
     Net decrease in net assets resulting from operations            (6,073,651)         (973,105)

Distributions to shareholders from:
   Net investment income                                                (46,636)         (342,115)
   Net realized gain                                                   (397,057)       (1,387,958)
                                                                   -------------    --------------
     Total distributions to shareholders                               (443,693)       (1,730,073)

Capital share transactions:
   Proceeds from sales of shares                                     10,330,942         8,425,353
   Proceeds from reinvested distributions                               443,693         1,730,073
   Cost of shares redeemed                                           (8,756,746)       (5,711,313)
                                                                   -------------    --------------
     Net increase in net assets resulting
       from capital share transactions                                2,017,889         4,444,113
                                                                   -------------    --------------

Total increase (decrease) in net assets                              (4,499,455)        1,740,935

NET ASSETS
Beginning of period                                                  16,016,546        14,275,611
                                                                   -------------    --------------

End of period (including undistributed net investment
   income of $6,802 and $46,636, respectively)                     $ 11,517,091     $  16,016,546
                                                                   =============    ==============

OTHER INFORMATION
Shares:
   Sold                                                               1,478,456           944,310
   Issued through reinvestment of distributions                          65,537           183,727
   Redeemed                                                          (1,274,758)         (595,920)
                                                                   -------------    --------------
     Net increase                                                       269,235           532,117
                                                                   =============    ==============

SEE ACCOMPANYING NOTES.

                              FINANCIAL HIGHLIGHTS

                                                                     YEAR ENDED JUNE 30,
                                                   2002       2001 (a)     2000 (b)        1999         1998
                                                ---------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
   of period                                     $  8.46      $ 10.49      $ 13.99       $ 17.56      $ 14.63
Income (loss) from investment operations:
   Net investment income                            0.02         0.06         0.28          0.21         0.14
   Net realized and unrealized
     gain (loss) on investments                    (2.92)       (0.61)       (0.49)        (1.04)        2.97
                                                ---------------------------------------------------------------
   Total from investment operations                (2.90)       (0.55)       (0.21)        (0.83)        3.11

Less distributions:
   From net investment income                      (0.02)       (0.29)       (0.21)        (0.16)       (0.18)
   From net realized gain                          (0.21)       (1.19)       (3.08)        (2.58)        -
                                                ---------------------------------------------------------------
   Total distributions                             (0.23)       (1.48)       (3.29)        (2.74)       (0.18)
                                                ---------------------------------------------------------------

Net asset value, end of period                   $  5.33      $  8.46      $ 10.49       $ 13.99      $ 17.56
                                                ===============================================================
TOTAL RETURN                                     (34.89%)      (6.58%)      (0.52%)       (3.73%)       21.38%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
   (in thousands)                                $11,517      $16,017      $14,276       $31,010      $47,450
Ratio of expenses to average
   net assets                                       1.40%        1.40%        1.41%         1.23%        1.18%
Ratio of expenses to average net
   assets before voluntary
   expense reimbursement                            1.63%        1.66%        1.41%         1.23%        1.18%
Ratio of net investment income
   to average net assets                            0.05%        0.35%        1.73%         1.13%        0.80%
Ratio of net investment income (loss)
   to average net assets before
   voluntary expense reimbursement                (0.18%)        0.09%        1.73%         1.13%        0.80%
Portfolio turnover rate                               61%         139%         207%          109%          65%

(a) Effective November 1, 2000, Gabelli Asset Management Company replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio.
(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

 SEE ACCOMPANYING NOTES.

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2002

                                                         NUMBER OF
                                                          SHARES         VALUE
                                                        -----------  -------------
COMMON STOCKS (89.1%)

AIRCRAFT PARTS & EQUIPMENT (3.4%)
  Honeywell International, Inc.                             11,000    $   387,530

BASIC CHEMICAL, PLASTICS & SYNTHETICS (9.8%)
  Allergan, Inc.                                             2,400        160,200
  Bristol-Myers Squibb Company                               6,700        172,190
  Merck & Company, Inc.                                      2,500        126,600
  Schering-Plough Corporation                                8,500        209,100
  Wyeth                                                      9,000        460,800
                                                                     -------------
                                                                        1,128,890

BUSINESS SERVICES (6.7%)
  Cendant Corporation                                       48,500        770,180

COMMUNICATIONS (13.0%)
  Alltel Corporation                                         1,900         89,300
  AOL Time Warner, Inc. (a)                                 12,100        177,991
  AT&T Corporation                                           8,000         85,600
  AT&T Wireless Group (a)                                   24,800        145,080
  Cablevision NY Group (a)                                   5,000         47,300
  Comcast Corporation                                        2,200         52,448
  Nextel Communications, Inc. (a)                           52,000        166,920
  Qwest Communications International, Inc.                  34,312         96,074
  SBC Communications, Inc.                                   3,400        103,700
  Sprint Corporation                                        29,000        307,690
  Verizon Communications                                     5,700        228,855
                                                                     -------------
                                                                        1,500,958

EATING & DRINKING PLACES (3.7%)
  McDonalds Corporation                                     15,000        426,750

ELECTRIC GAS & SANITARY SERVICES (10.2%)
  Calpine Corporation                                       26,500        186,295
  El Paso Corporation                                       24,000        494,640
  EOG Resources, Inc.                                        7,100        281,870
  Kinder Morgan, Inc.                                        3,000        114,060
  Williams Companies, Inc.                                  16,000         95,840
                                                                     -------------
                                                                        1,172,705

ELECTRICAL & ELECTRONIC MACHINERY (5.4%)
  Agere Systems, Inc. (a)                                   58,235         81,529
  Agere Systems, Inc. (Cl. B) (a)                           32,779         49,169
  Lucent Technologies, Inc.                                143,900        238,874
  Motorola, Inc.                                            17,400        250,908
                                                                     -------------
                                                                          620,480

ENGINEERING, LAB & RESEARCH EQUIPMENT (0.9%)
  Raytheon Company                                           2,600        105,950

HOLDING & OTHER INVESTMENT OFFICES (2.9%)
  JP Morgan Chase & Company                                  6,100        206,912
  Mellon Financial Corporation                               4,200        132,006
                                                                     -------------
                                                                          338,918

INDUSTRIAL MACHINERY & EQUIPMENT (10.2%)
  Baker Hughes, Inc.                                        12,900        429,441
  Deere & Company                                            3,000        143,700
  E M C Corporation                                          4,000         30,200
  Hewlett-Packard Company                                   37,380        571,166
                                                                     -------------
                                                                        1,174,507

MISC. MANUFACTURING INDUSTRIES (3.4%)
  Mattel, Inc.                                              12,000     $  252,960
  Tyco International Ltd.                                   10,000        135,100
                                                                     -------------
                                                                          388,060

MOTION PICTURES (3.5%)
  Walt Disney Company                                       21,500        406,350

NATIONAL COMMERCIAL BANK (1.2%)
  FleetBoston Financial Corporation                          4,200        135,870

PAPER & ALLIED PRODUCTS (3.1%)
  International Paper Company                                8,200        357,356

PETROLEUM & COAL PRODUCTS (1.9%)
  Conoco, Inc.                                               8,000        222,400

SECURITY & COMMODITY BROKERS (3.2%)
  Charles Schwab & Company                                  11,600        129,920
  Lehman Brothers Holdings, Inc.                             3,900        243,828
                                                                     -------------
                                                                          373,748

SERVICES-AUTO REPAIR GARAGES (2.5%)
  Ryder Systems, Inc.                                       10,500        284,445

TOBACCO MANUFACTURERS OR CIGARETTES (2.5%)
  Philip Morris Companies, Inc.                              6,500        283,920

TRANSPORTATION EQUIPMENT (1.6%)
  Rockwell Automation, Inc.                                  9,000        179,820
                                                                     -------------

TOTAL COMMON STOCKS (COST $15,339,438 )                                10,258,837

                                                        PRINCIPAL
                                                         AMOUNT
                                                       -----------
SHORT-TERM SECURITIES (10.1%)
U.S. GOVERNMENT OBLIGATIONS (8.4%)
  U.S. Treasury Bills, 1.64%, due 07/18/2002            $  325,000        324,748
  U.S. Treasury Bills, 1.66%, due 07/25/2002               300,000        299,669
  U.S. Treasury Bills, 1.68%, due 07/25/2002               347,000        346,611
                                                                     -------------
                                                                          971,028

REPURCHASE AGREEMENT (1.7%)
  State Street Bank, 0.65%, due 07/01/2002
  (Collateralized by U.S. Treasury Bill, 7.25%,
  due 05/15/2016, value $207,853)                          199,890        199,890
                                                                     -------------

TOTAL SHORT-TERM SECURITIES (COST $1,170,918)                           1,170,918
                                                                     -------------

TOTAL INVESTMENTS (99.2%) (COST $16,510,356)                           11,429,755

TOTAL OTHER ASSETS, LESS LIABILITIES (0.8%)                                87,336
                                                                     -------------

TOTAL NET ASSETS (100.0%)                                             $11,517,091
                                                                    ==============

OTHER INFORMATION:
    Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2002, aggregated $7,891,973 and $6,867,106, respectively. At June 30, 2002, net unrealized depreciation for tax purposes aggregated $5,475,874, of which $340,659 related to appreciated investments and $5,816,533 related to depreciated investments. The aggregate cost of securities was $16,905,629 for tax purposes.

(a) Non-income producing.

 SEE ACCOMPANYING NOTES.

                             BARON SMALL CAP PORTFOLIO

                         STATEMENT OF ASSETS AND LIABILITIES

                                   JUNE 30, 2002

ASSETS
   Investments in securities, at value (cost $10,321,128) - See accompanying schedule    $  11,825,737
   Receivable for investment securities sold                                                   131,323
   Dividends and interest receivable                                                               336
   Receivable for capital shares sold                                                           50,932
   Due from management company                                                                   2,802
                                                                                         --------------
     Total assets                                                                           12,011,130

LIABILITIES
   Payable for investments purchased                                                            19,366
   Accrued expenses                                                                             10,644
   Redemptions payable                                                                           3,231
                                                                                         --------------
     Total liabilities                                                                          33,241
                                                                                         --------------

NET ASSETS                                                                               $  11,977,889
                                                                                         ==============
Net Assets consist of:
   Paid-in capital                                                                       $  11,045,568
   Accumulated net realized loss on investments                                               (572,288)
   Net unrealized appreciation on investments                                                1,504,609
                                                                                         --------------

NET ASSETS, for 956,262 shares outstanding                                               $  11,977,889
                                                                                         ==============

NET ASSET VALUE, offering and redemption price per share                                 $       12.53
                                                                                         ==============

                              STATEMENT OF OPERATIONS

                             YEAR ENDED JUNE 30, 2002

INVESTMENT INCOME
   Interest                                                                              $      10,690
   Dividends                                                                                     9,329
                                                                                         --------------
     Total investment income                                                                    20,019

EXPENSES
   Investment advisory and management fees                                                      94,655
   Custody and accounting fees                                                                  49,673
   Professional fees                                                                            30,956
   Directors' fees and expenses                                                                 17,651
   Taxes and filing fees                                                                         7,071
   Other expenses                                                                                9,369
                                                                                         --------------
     Total expenses                                                                            209,375
     Less:  expense reimbursement                                                              (69,514)
                                                                                         --------------
     Total net expenses                                                                        139,861
                                                                                         --------------
Net investment loss                                                                           (119,842)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                           (443,543)
   Net unrealized appreciation during the period on investments                                653,901
                                                                                         --------------
Net realized and unrealized gain                                                               210,358
                                                                                         --------------

Net increase in net assets resulting from operations                                     $      90,516
                                                                                         ==============

SEE ACCOMPANYING NOTES.

                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED JUNE 30,
                                                                       2002             2001
                                                                   ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment loss                                             $  (119,842)     $   (18,473)
   Net realized gain (loss) on investments                            (443,543)          49,826
   Net unrealized appreciation during
     the period on investments                                         653,901          656,193
                                                                   ------------     ------------
     Net increase in net assets resulting from operations               90,516          687,546

Distributions to shareholders from:
   Net investment income                                                     -         (107,049)
                                                                   ------------     ------------
     Total distributions to shareholders                                     -         (107,049)

Capital share transactions:
   Proceeds from sales of shares                                    13,276,208        1,420,667
   Proceeds from reinvested distributions                                    -          107,049
   Cost of shares redeemed                                          (8,086,777)      (1,327,003)
                                                                   ------------     ------------
     Net increase in net assets resulting
       from capital share transactions                               5,189,431          200,713
                                                                   ------------     ------------

Total increase in net assets                                         5,279,947          781,210

NET ASSETS
Beginning of period                                                  6,697,942        5,916,732
                                                                   ------------     ------------

End of period                                                      $11,977,889      $ 6,697,942
                                                                   ============     ============
OTHER INFORMATION
Shares:
   Sold                                                              1,094,751          118,014
   Issued through reinvestment of distributions                              -            9,022
   Redeemed                                                           (657,896)        (115,853)
                                                                   ------------     ------------
     Net increase                                                      436,855           11,183
                                                                   ============     ============

SEE ACCOMPANYING NOTES.

                                           FINANCIAL HIGHLIGHTS

                                                                     YEAR ENDED JUNE 30,
                                                   2002       2001 (a)     2000 (b)        1999         1998
                                                ---------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
   of period                                    $  12.90      $  11.64     $  12.17      $  17.58     $  14.85
Income (loss) from investment operations:
   Net investment income (loss)                    (0.13)        (0.03)        0.21          0.10         0.04
   Net realized and unrealized
     gain (loss) on investments                    (0.24)         1.51        (0.64)        (1.80)        3.48
                                                ---------------------------------------------------------------
   Total from investment operations                (0.37)         1.48        (0.43)        (1.70)        3.52

Less distributions:
   From net investment income                       -            (0.22)       (0.10)        (0.04)       (0.14)
   From net realized gain                           -             -            -            (3.67)       (0.65)
                                                ---------------------------------------------------------------
   Total distributions                              -            (0.22)       (0.10)        (3.71)       (0.79)
                                                ---------------------------------------------------------------

Net asset value, end of period                  $  12.53      $  12.90     $  11.64      $  12.17     $  17.58
                                                ===============================================================
TOTAL RETURN                                      (2.87%)        12.83%      (3.52%)       (9.24%)       23.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
   (in thousands)                               $ 11,978      $  6,698     $  5,917      $ 10,994     $ 14,688
Ratio of expenses to average
   net assets                                       1.55%         1.55%        1.55%         1.54%        1.52%
Ratio of expenses to average net
   asset before voluntary
   expense reimbursement                            2.32%         3.10%        2.25%         1.64%        1.56%
Ratio of net investment income (loss)
   to average net assets                          (1.33%)       (0.33%)        1.33%         0.71%        0.26%
Ratio of net investment income (loss)
   to average net assets before
   voluntary expense reimbursement                (2.10%)       (1.88%)        0.63%         0.61%        0.22%
Portfolio turnover rate                              91%          221%         224%           76%         113%

(a) Effective November 1, 2000, BAMCO, Inc. replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio.
(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

 SEE ACCOMPANYING NOTES.

                             SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2002

                                                         NUMBER OF
                                                          SHARES         VALUE
                                                        -----------  ------------
COMMON STOCKS (94.1%)
AMUSEMENT & RECREATION (1.4%)
  Intrawest Corporation                                     10,000    $  169,800

BASIC CHEMICAL, PLASTICS & SYNTHETICS (1.6%)
  Charles River Laboratories International                   5,500       192,775

BUSINESS SERVICES (6.1%)
  Catalina Marketing Corporation                             8,000       225,760
  Fair Isaac & Company, Inc.                                 4,500       147,915
  Getty Images, Inc.                                         2,500        54,425
  Heidrick & Struggles International, Inc.                   5,000        99,850
  Jeffries Group, Inc.                                       3,000       126,300
  Smartforce Public Limited Company (a)                      1,800         6,120
  Sotheby's Holdings, Inc.                                   5,000        71,250
                                                                    -------------
                                                                         731,620

CARE FACILITIES (1.9%)
  Manor Care, Inc.                                          10,000       230,000

COMMUNICATION SERVICES (2.8%)
  Arbitron Inc. (a)                                          6,000       187,200
  Radio One, Inc. (a)                                        5,000        74,350
  Radio One, Inc. (Cl. D) (a)                                5,000        74,350
                                                                    -------------
                                                                         335,900

DATA PROCESSING & PREPARATION (1.0%)
  Kronos, Inc.                                               4,000       121,956

FOOD PRODUCTS (4.2%)
  California Pizza Kitchen, Inc. (a)                        10,000       248,000
  Krispy Kreme Doughnuts, Inc.                               8,000       257,520
                                                                    -------------
                                                                         505,520

FURNITURE & FIXTURES (1.7%)
  Ethan Allen Interiors, Inc.                                6,000       209,100

GENERAL MERCHANDISE STORES (3.0%)
  Dollar Tree Stores, Inc.                                   9,000       354,690

GLASS CONTAINERS (1.3%)
  Libbey, Inc.                                               4,500       153,450

GROCERIES GENERAL LINE (1.3%)
  Smart & Final, Inc.                                       20,000       156,000

HOTELS & OTHER LODGING PLACES (12.7%)
  Choice Hotels, Inc.                                       14,500       290,145
  Extended Stay America, Inc. (a)                           20,000       324,400
  Four Seasons Hotels, Inc.                                  4,300       201,670
  PRG-Shultz International Inc. (a)                         11,000       135,410
  Sun International Hotels Limited (a)                      15,500       384,090
  Vail Resorts, Inc. (a)                                    10,500       179,550
                                                                    -------------
                                                                       1,515,265

INFORMATION RETRIEVAL SERVICES (4.6%)
  Choicepoint, Inc.                                         12,000    $  545,640

INORGANIC CHEMICALS (2.8%)
  OM Group, Inc.                                             5,500       341,000

INSTRUMENTS & RELATED PRODUCTS (1.1%)
  CTI Molecular Imaging, Inc. (a)                            6,000       137,640

INSURANCE CARRIERS (2.6%)
  Arch Capital Group Limited (a)                             6,500       182,975
  Centene Corporation (a)                                    4,000       123,920
                                                                    -------------
                                                                         306,895

MEDICAL SERVICE PLANS (3.4%)
  AmSurg Corporation (a)                                     5,000       131,300
  United Surgical Partners International, Inc.               8,900       275,722
                                                                    -------------
                                                                         407,022

MISCELLANEOUS BUSINESS CREDIT INSTITUTION (1.1%)
  DVI, Inc.                                                  7,000       135,100

NATURAL GAS DISTRIBUTION (1.3%)
  Southern UN Company                                        8,820       149,940

OIL & GAS EXTRACTION (3.4%)
  Seacor Smit, Inc.                                          6,000       284,100
  XTO Energy, Inc.                                           6,000       123,600
                                                                    -------------
                                                                         407,700

OIL FIELD EXPLORATION SERVICES (1.6%)
  Chiles Offshore, Inc. (a)                                  8,000       194,000

PERSONAL SERVICES (1.4%)
  Weight Watchers International, Inc.                        3,800       165,072

PETROLEUM & COAL PRODUCTS (1.1%)
  Premcor, Inc. (a)                                          5,000       128,600

PHARMACEUTICAL PREPARATIONS (0.7%)
  Cell Genesys, Inc.                                         6,000        80,934

PIPELINES EXCEPT NATURAL GAS (0.0%)
  Kinder Morgan Management, LLC                                 84         2,562

PRINTING & PUBLISHING (4.5%)
  Harte-Hanks, Inc.                                         12,000       246,600
  Information Holdings, Inc.                                 5,000       122,000
  John H. Harland Company                                    6,000       169,200
                                                                    -------------
                                                                         537,800

                                                         NUMBER OF
                                                          SHARES         VALUE
                                                        -----------  ------------
RADIO & TELEVISION BROADCASTING (3.9%)
  Cox Radio, Inc.                                            5,500    $  132,550
  Saga Communications                                       15,000       337,500
                                                                     ------------
                                                                         470,050

REAL ESTATE (0.4%)
  LNR Property Corporation                                   1,500        51,750

RETAIL - APPAREL & ACCESSORIES (3.6%)
  Chicos FAS, Inc.                                           6,000       217,920
  Polo Ralph Lauren Corporation                              9,500       212,800
                                                                     ------------
                                                                         430,720

RETAIL - HOME TEXTILES (1.4%)
  Linens 'n Things, Inc.                                     5,000       164,050

SERVICES - AMUSEMENT & RECREATION (1.2%)
  Penn National Gaming, Inc.                                 8,000       145,200

SERVICES - EDUCATIONAL (8.5%)
  Apollo Group, Inc.                                        20,833       690,573
  Devry, Inc.                                                7,500       171,300
  Education Management Corporation (a)                       4,000       162,920
                                                                     ------------
                                                                       1,024,793

SERVICES - ENGINEERING (2.1%)
  Anteon International Corporation                           7,000       176,960
  Symyx Technologies, Inc. (a)                               5,000        69,600
                                                                     ------------
                                                                         246,560

SERVICES - HEALTH SERVICES (3.2%)
  AMN Healthcare Services, Inc.                              2,000        70,020
  Cross Country, Inc. (a)                                    4,000       151,200
  Province Healthcare Company                                7,500       167,700
                                                                     ------------
                                                                         388,920

WHOLESALE MEDICAL EQUIPMENT (1.2%)
  Viasys Healthcare, Inc. (a)                                8,000       139,600
                                                                     ------------

TOTAL COMMON STOCKS (COST $9,773,015)                                 11,277,624

                                                         PRINCIPAL
                                                          AMOUNT
                                                        -----------
SHORT TERM SECURITIES (4.6%)
REPURCHASE AGREEMENT (4.6%)
  State Street Bank, 0.65%, due 07/01/2002
  (Collateralized by U.S. Treasury Note, 5.88%,
  due 11/05/2005, value $560,621)                        $ 548,113       548,113
                                                                     ------------

TOTAL SHORT-TERM SECURITIES (COST $548,113)                              548,113
                                                                     ------------

TOTAL INVESTMENTS (98.7%) (COST $10,321,128)                          11,825,737

TOTAL OTHER ASSETS, LESS LIABILITIES (1.3%)                              152,152
                                                                     ------------

TOTAL NET ASSETS (100.0%)                                            $11,977,889
                                                                     ============

OTHER INFORMATION:
     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2002, aggregated $7,420,826 and $1,995,142, respectively. At June 30, 2002, net unrealized appreciation for tax purposes aggregated $1,504,408, of which $1,944,274 related to appreciated investments and $439,866 related to depreciated investments. The aggregate cost of securities was $10,321,329 for tax purposes.

(a)  Non-income producing.

 SEE ACCOMPANYING NOTES.

                             THE LEGENDS FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                JUNE 30, 2002

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed on July 22, 1992. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company of the series type. The Fund currently consists of four investment portfolios (the "Portfolios"): Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap. Each Portfolio, in effect, represents a separate fund. The Fund is required to account for the assets of each Portfolio separately and to allocate general liabilities of the Fund to each Portfolio based on the relative net assets of each Portfolio.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter of shares of the Fund, which are distributed to variable annuity separate accounts of Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"), and to a variable universal life separate account of Columbus Life Insurance Company ("Columbus"). Touchstone Advisors, Inc. ("Touchstone Advisors"), registered with the Securities and Exchange Commission as an investment adviser, provides management services to the Fund pursuant to a management agreement (the "Management Agreement") that became effective March 3, 2000. The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Touchstone Securities, Touchstone Advisors, Integrity, National Integrity and Columbus.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

Short-term debt securities with maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the closing settlement price. Other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at fair value as determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of the trade date. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of nearest average for all of the Portfolios except Gabelli Large Cap Value, which uses the first-in, first-out method.

FEDERAL INCOME TAX MATTERS

The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended, and distributes its taxable net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required. As of June 30, 2002, the Fund had realized capital loss carryovers available to offset future realized capital gains as follows:

         -------------------------------------------------------------------------------------
         PORTFOLIO:                                          CAPITAL LOSS CARRYOVER    EXPIRES
         -------------------------------------------------------------------------------------
         Harris Bretall Sullivan & Smith Equity Growth            $ 2,838,038           2010
         Gabelli Large Cap Value                                    1,095,619           2010
         Baron Small Cap                                               88,373           2007
                                                                       40,171           2008
                                                                       39,274           2010
                                                                       ------
                                                                      167,818
         -------------------------------------------------------------------------------------

Certain Portfolios incurred a loss for tax purposes from November 1, 2001 to June 30, 2002. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2003. The following Funds had deferred losses:

             -----------------------------------------------------------------
             PORTFOLIO:                                       DEFERRED LOSS
             -----------------------------------------------------------------
             Harris Bretall Sullivan & Smith Equity Growth       $2,889,278
             Gabelli Large Cap Value                              1,095,619
             Baron Small Cap                                        404,269
             -----------------------------------------------------------------

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex- dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, post-October capital losses, and losses deferred due to wash sales.

The tax character of distributions paid during the fiscal years ended June 30, 2002 and 2001 were identical to those distributions reported in the Statements of Changes in Net Assets except as follows:

                                                   2002
                             ------------------------------------------------
                                         CAPITAL    RETURN OF
PORTFOLIO:                   ORDINARY     GAIN       CAPITAL        TOTAL *
-----------------------------------------------------------------------------
  Third Avenue Value         $733,383    $       0  $       0     $  733,383
  Gabelli Large Cap Value       6,802            0          0          6,802
-----------------------------------------------------------------------------

                                                   2001
                             ------------------------------------------------
                                         CAPITAL    RETURN OF
PORTFOLIO:                   ORDINARY     GAIN       CAPITAL        TOTAL *
-----------------------------------------------------------------------------
  Harris Bretall Sullivan &
  Smith Equity Growth        $      0   $2,554,047  $       0     $2,554,047
  Third Avenue Value          283,204            0          0        283,204
  Gabelli Large Cap Value     421,027       22,666          0        443,693
-----------------------------------------------------------------------------

* TOTAL DISTRIBUTIONS PAID DIFFER FROM THE STATEMENT OF CHANGES IN NET ASSETS DUE PRIMARILY TO THE USE OF CONSENT DIVIDENDS FOR TAX PURPOSES.

On the Statements of Assets and Liabilities the following adjustments were made for permanent tax adjustments:

----------------------------------------------------------------------------------------
                                         ACCUMULATED     UNDISTRIBUTED
                                        NET REALIZED    NET INVESTMENT    PAID IN
PORTFOLIO:                               GAIN (LOSS)        INCOME        CAPITAL
----------------------------------------------------------------------------------------
  Harris Bretall Sullivan &
  Smith Equity Growth                   $        0     $       86,097     $   (86,097)
  Third Avenue Value                        (5,206)             5,206               0
  Gabelli Large Cap Value                   46,636            (46,636)              0
  Baron Small Cap                                0            119,842        (119,842)
----------------------------------------------------------------------------------------

As of June 30, 2002 the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statements of Assets and Liabilities except as follows:

                             -------------------------------------------
                                  THIRD      GABELLI LARGE    BARON
                              AVENUE VALUE     CAP VALUE     SMALL CAP
                                PORTFOLIO      PORTFOLIO     PORTFOLIO
                             -------------------------------------------
Undistributed
  ordinary income               $      0     $         0     $       0
Undistributed long-term
  capital gains                        0               0              0
                             -------------------------------------------
Accumulated
  earnings                             0               0              0
Accumulated capital
  and other losses**                   0      (1,835,771)      (572,087)
Unrealized appreciation
   (depreciation)***             (61,075)     (5,475,874)     1,504,408
                             -------------------------------------------
Total accumulated
  earnings (deficit)            $(61,075)    $(7,311,645)    $  932,321
                             ===========================================

** THE FUNDS HAD NET CAPITAL LOSS CARRYOVERS AND DEFERRED POST-OCTOBER LOSSES AS IDENTIFIED ELSEWHERE IN THE NOTES. IN ADDITION, THEY ALSO HAD DEFERRALS OF WASH SALE LOSSES.

*** THE DIFFERENCES BETWEEN BOOK BASIS AND TAX-BASIS UNREALIZED APPRECIATION (DEPRECIATION) IS ATTRIBUTABLE PRIMARILY TO THE TAX DEFERRAL OF WASH SALE LOSSES.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2002, there were no futures contracts held in the Portfolios.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Portfolios bear the market risk that arises from any changes in contract values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, Touchstone Advisors, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The value of the securities transferred is monitored daily to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Third Avenue Value Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


2.  INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Touchstone Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers. Listed below are management and sub-advisory fees payable as a percentage of average daily net assets:

     -----------------------------------------------------------------------------------
     PORTFOLIO                                       MANAGEMENT FEE   SUB-ADVISORY FEE
     -----------------------------------------------------------------------------------
     Harris Bretall Sullivan & Smith Equity Growth      0.65%              0.40%
     Third Avenue Value                                 0.65%              0.40%
     Gabelli Large Cap Value                            0.90%              0.65%
     Baron Small Cap                                    1.05%              0.80%
     -----------------------------------------------------------------------------------

Under the Management Agreement, Touchstone Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Touchstone Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.50% of average daily net assets. Touchstone Advisors has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Value placed a portion of its transactions with brokerage firms which may be considered affiliates of the Fund under the 1940 Act. The commissions paid to these firms were approximately $71,394 in the aggregate during the year ended June 30, 2002.

Certain officers and directors of the Fund are also officers of Touchstone Securities, Touchstone Advisors, Integrity and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3. CAPITAL SHARES

At June 30, 2002, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At June 30, 2002, four classes of shares authorized by the Board of Directors were being offered as follows: 55,000,000 shares for each of the Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Portfolios.

At June 30, 2002, Integrity, through its Separate Account I and Separate Account II, National Integrity, through its Separate Account I and Separate Account II, and Columbus, through its Separate Account I, were the record owners of all the outstanding shares of the Fund.

                             PORTFOLIO PERFORMANCE

                                  JUNE 30, 2002

           HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

         Comparison of the change in value of $10,000 invested in the Harris Bretall Sullivan & Smith Equity Growth Portfolio and the S&P 500 Index

                      HARRIS BRETALL
                     SULLIVAN & SMITH
                      EQUITY GROWTH
DATE                    PORTFOLIO         S&P 500 INDEX
------------------   -----------------    -------------
12/8/1992                $10,000              $10,000
   Jun 93                 $9,710              $10,579
   Jun 94                 $9,360              $10,727
   Jun 95                $12,850              $13,519
   Jun 96                $14,597              $17,032
   Jun 97                $19,010              $22,939
   Jun 98                $24,544              $29,593
   Jun 99                $33,182              $36,328
   Jun 00                $39,450              $38,962
   Jun 01                $24,688              $33,184
   Jun 02                $17,146              $27,214

-  Average annual total return since inception: 5.80%
-  Total return for the year ended June 30, 2002: (30.55%)
-  Average annual return for the five year period ended June 30, 2002: 3.27%
- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.
-  Portfolio commenced operations on December 8, 1992.
-  Past performance is not predictive of future performance.

SUB-ADVISER'S DISCUSSION

For the fiscal year ended June 30, 2002, the portfolio finished down (30.55%). The benchmark S&P 500 Index was down (17.99%) during the same time period. Hence, the Harris Bretall Sullivan & Smith Portfolio lagged the benchmark return for the last fiscal year, after many years of being close to the benchmark S&P 500 index. With a stock selection process that focuses on long-term earnings growth, the combination of September 11th and the corporate accountability issue stemming from the Enron debacle combined to hurt growth stocks.

There has been a disconnect between the fundamentals of earnings growth and stock prices. For an earnings growth manager like Harris Bretall, basing our stock selection on the belief that prices follow earnings, this disconnect represents one of the times when historically, performance suffers. For the long-term investor, these periods have generally been better times to buy, rather than sell, high quality growth stocks.

The big fall off came in the period following the terrible attack on September 11th and in the last quarter following the long list of corporate announcements of financial accounting mistakes. This one-two punch to the market has taken every major index into bear market territory, and most equity investors seem to be suffering losses. It will take time, but we have faith that investors will turn positive once again; that the positive fundamentals in the underlying economy will be met with rising equity prices; and that, once again, prices will follow earnings. Valuations, by most standard models, appear compelling at these levels. Additionally, with the underlying economic growth, inventories should be increasing, and earnings and profit growth should pick up.

Given our outlook for a continued strong economy, with low inflation and low interest rates, we anticipate a period of solid earnings growth to return. We have positioned the portfolio for an economic recovery, and each position in the portfolio is there because we see earnings growth over the next economic cycle. We still believe in the powerful positive forces of globalization, technology, and demographics, and we maintain that these secular trends remain in place to help economic fundamentals and stock prices advance for years to come.

                             THIRD AVENUE VALUE PORTFOLIO

               Comparison of the change in value of $10,000 invested in
                  Third Avenue Value Portfolio and the S&P 500 Index

                     THIRD AVENUE
DATE                VALUE PORTFOLIO      S&P 500 INDEX
-----------------   ---------------      -------------
12/14/1992             $10,000              $10,000
    Jun 93             $10,450              $10,579
    Jun 94             $10,740              $10,727
    Jun 95             $12,886              $13,519
    Jun 96             $16,909              $17,032
    Jun 97             $22,621              $22,939
    Jun 98             $27,905              $29,593
    Jun 99             $32,952              $36,328
    Jun 00             $25,083              $38,962
    Jun 01             $34,028              $33,184
    Jun 02             $32,820              $27,214

-  Average annual total return since inception: 13.25%
-  Total return for the fiscal year ended June 30, 2002: (3.45%)
-  Average annual return for the five year period ended June 30, 2002: 14.18%
- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.
-  Portfolio commenced operations on December 14, 1992.
-  Past performance is not predictive of future performance.

SUB-ADVISER'S DISCUSSION

For the fiscal year ended June 30, 2002, the Third Avenue Value Portfolio returned (3.55%) compared to (17.99%) for the S&P 500. While performance for the fiscal year benefited from market appreciation of selected financial and real estate issues the performance of technology-related companies was negative. The general market seemed to reflect concerns of poor near-term earnings with little consideration for strong financial positions, quality management teams or solid long-term growth prospects. The current suspicion and lack of trust in the capital markets has negatively affected even the most financially conservative and shareholder-friendly companies.

For long-term fundamental investors like Third Avenue, the general market is relatively unimportant. In the long run, the performance of the Third Avenue Portfolio will be driven by the merits of the investments, not by general market considerations. Third Avenue seeks "safe and cheap" equity investments which exhibit four essential characteristics: companies with strong financial positions, competent management and understandable businesses, which trade at a discount to their private market or takeover values.

Third Avenue analyzes all securities from a creditor's point of view and will not acquire the common stock of any company deemed not credit worthy. A credit analysis, even when appraising an equity, looks at a company's internally generated cash flows to see if the company has enough sources of cash to be able to meet its requirements to service obligations and increase corporate wealth. If that cash is not likely to be available internally, credit analysts examine the prospects that the company will have to access capital markets. In examining access to capital markets, such access is almost always to credit markets, especially to senior institutional lenders such as commercial banks and life insurance companies, and to trade credit.

In credit analysis, little or no reliance is placed on being able to access new capital relatively regularly by selling add-on issues of common stock. As a company needs additional equity, the vast majority is obtained through retained earnings, not the sale of new issues of common stock, either publicly or privately. The general stock market is just too capricious to be depended on as a reasonably regular source of new equity capital for the vast, vast majority of American companies. In small part this capriciousness is a function of price, but more importantly it is a function of availability.

The quality of the Third Avenue Value Portfolio continues to be solid and the common stocks held in the Portfolio appear priced at substantial discounts to those companies' business values. This should provide a foundation for longer-term growth. Third Avenue continues to focus on finding additional investment opportunities which meet our "safe and cheap" criteria today for achieving long-term growth into the future.

                        GABELLI LARGE CAP VALUE PORTFOLIO

          Comparison of the change in value of $10,000 invested in the Gabelli Large Cap Value Portfolio and the S&P 500 Index

                                  GABELLI LARGE
DATE                              CAP PORTFOLIO        S&P 500 INDEX
-------------------------         -------------        -------------
12/14/1992                           $10,000              $10,000
    Jun 93                           $10,810              $10,579
    Jun 94                           $11,485              $10,727
    Jun 95                           $13,164              $13,519
    Jun 96                           $14,620              $17,032
    Jun 97                           $17,343              $22,939
    Jun 98                           $21,052              $29,593
    Jun 99                           $20,266              $36,328
    Jun 00                           $20,161              $38,962
    Jun 01                           $18,834              $33,184
    Jun 02                           $12,263              $27,214

-  Average annual total return since inception: 2.16%
-  Total return for the year ended June 30, 2002: (34.89%)
-  Average annual return for the five year period ended June 30, 2002: (5.28%)
- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.
-  Portfolio commenced operations on December 14, 1992.
-  Past performance is not predictive of future performance.

SUB-ADVISER'S DISCUSSION

Investors' vote of no confidence continued to depress the equity markets at an accelerated pace as the last leg of the unwinding of the excesses created in the bubble market of the late 1990's turned out to be the uncovering of accounting scandals at several corporations. Investor confidence has been damaged by the number of executives that mislead investors by managing their books. Although this behavior was not prevalent, it has seemed so as a small number of executives and companies have made the headlines repeatedly. These announcements spooked investors and came against a vacuum of support because of the stalled earnings outlook. However, the loss of confidence is at odds with the continuing decent economic numbers that show the economy on a solid, if frustratingly slow, path of recovery.

For the fiscal year ended June 30, 2002, the fund declined (34.89%). The fund's performance was hurt by poor performance from companies which had already seen their share price decline. The stocks which were the worst under performers included those with the worst balance sheets and most debt, and those which were in the sectors which had a high profile company admit to misleading accounting. This included the utility and the telecommunications sectors. Another under performing group which in past market cycles was considered safer due to its strong earnings was the pharmaceutical industry. Outperformers included Motorola, Mattel and International Paper.

The Portfolio is well positioned for outperformance going forward. The Portfolio now has an inexpensive valuation and is exposed to holdings that should rebound more strongly than the market when it starts to rise. Since the beginning of the year there has been more value in industries which were tied to a recovering economy and so far that has been pushed out for another six months. It is hard to imagine that stocks will be acting better in the near future. Stocks rise either because earnings grow or because investors are willing to pay a higher price for those earnings. The economy will continue to grow in the second half, and capital spending will recover, joined by an upturn in the industrial sector which has already started.

On the positive side there is an economic recovery which should soon show up in earnings. Consumer confidence and spending are fine, and good productivity, low inflation and interest rates are prevalent. Finally, since mid-year we have seen signs of the kind of market behavior which marks a bottom, such as wild daily swings in the averages and tremendous share trading volume. There is tremendous value in the market now. At some point, there will not be fresh accounting scandals daily and with the economic recovery, capital spending will resume and begin to drive earnings. When these two things happen, investors will return to stocks and the value that has been built in will be realized. But now is the time to capitalize on the emotions in the market, because a considerable part of the value will be captured in the prices as conditions return to normal.

                           BARON SMALL CAP PORTFOLIO

 Comparison of the change in value of $10,000 invested in the Baron Small Cap
    Portfolio, the Value Line Geometric Index and the Russell 2000 Index

DATE                BARON SMALL CAP         RUSSELL 2000 INDEX
---------------     ---------------         ------------------
12/14/1992             $10,000                   $10,000
    Jun 93             $10,110                   $10,857
    Jun 94             $10,763                   $11,179
    Jun 95             $11,881                   $13,196
    Jun 96             $14,102                   $16,363
    Jun 97             $16,975                   $19,016
    Jun 98             $20,989                   $22,210
    Jun 99             $19,051                   $22,533
    Jun 00             $18,380                   $25,795
    Jun 01             $20,739                   $25,971
    Jun 02             $20,143                   $23,776

-  Average annual total return since inception: 7.61%
-  Total return for the fiscal year ended June 30, 2002: (2.87%)
-  Average annual return for the five year period ended June 30, 2002: 7.39%
- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.
-  Portfolio commenced operations on December 14, 1992.
-  Past performance is not predictive of future performance.

SUB-ADVISER'S DISCUSSION

Baron Small Cap's performance of (2.87%) from June 30, 2001 to June 30, 2002 was weak on an absolute basis, but strong relative to the Russell 2000 of (8.45%) and Morningstar's average small-cap fund of (19.78%). The Portfolio's return of 14.7% since Baron started managing the portfolio on November 1, 2000, is significantly ahead of the returns for the Russell 2000 of (4.8%) and Morningstar's small-cap growth fund average of (29.1%).

Sectors that contributed positively over the one year period include business services, energy, health care, hotels and lodging and retail stores and restaurants. Choicepoint, a provider of credential verification and identification service, was up 45% and had the largest positive impact on performance. Other holdings that contributed positively included Chico's FAS, Trigon Healthcare and Dollar Tree Store.

Sectors that hurt performance were communications, printing and publishing, financial services, and media and entertainment. Smartforce was down 68% and had the most negative impact on performance. Other holdings that negatively impacted performance were NTL Inc. and SBA Communications (both of which have since been sold).

Since Baron Capital started managing the portfolio on November 1, 2000, the relative performance has been strong for a couple of reasons. First, the firm's disciplined practice of buying forward-looking, well-managed, fast-growing businesses with real earnings has faired well in a time when the market continues to turns its back on companies with weak balance sheets and irrational valuations. Though stock prices have recently been very volatile, the businesses in which we invest have generally continued to grow in a weak economic environment. We remain optimistic about the long-term prospects of these businesses and therefore remain optimistic regarding the performance of their stocks.

                              DIRECTOR DISCLOSURE

                               JUNE 30, 2002


The Directors and Executive Officers of the Fund and their principal occupations for the last five years are set below. Each may have held other positions with the named companies during that period.

----------------------------------- ------------- -------------------------------------------------------------------
NAME, AGE,
POSITION WITH THE FUND              LENGTH OF     PRINCIPAL OCCUPATION & OTHER
& ADDRESS                           TIME SERVED   DIRECTORSHIPS DURING THE LAST 5 YEARS
----------------------------------- ------------- -------------------------------------------------------------------
                                                  President of Integrity Life Insurance Company since 1993;
                                                  President of National Integrity Life Insurance Company since
John R. Lindholm (52)                             September 1997;  Executive Vice President - Chief Marketing
Chairman of the Board of Directors                Officer of ARM Financial Group (ARM) from July 1993 to March
515 W. Market Street                              2000;  Chairman and Director of the mutual funds in the State
Louisville, KY 40202                8.63 years    Bond Group of mutual funds from June 1995 to December 1996.
----------------------------------- ------------- -------------------------------------------------------------------

                                                  CEO, Aveus, an interactive strategy and development firm, since
                                                  July 1999;  President, Clavm, Inc., a management consulting group, since June 1998;  Fellow, Poynter Institute for Media
                                                  Studies, since June 1998; Board Member (Cowles Media) Star
Chris LaVictoire Mahai (46)                       Tribune Foundation from September 1992 to June 1998;  Senior Vice
Director                                          President, Cowles Media Company/ Star Tribune from August 1993 to
244 North First Avenue                            June 1998;  Director of the mutual funds in the State Bond Group
Minneapolis, MN 55401               4.88 years    of mutual funds from June 1984 to December 1996.
----------------------------------- ------------- -------------------------------------------------------------------

                                                  President, William Faulkner & Associates, LLC (international
William B. Faulkner (74)                          trade business) since 1986; Director of the mutual funds in the
Director                                          State Bond Group of mutual funds from 1980 to December 1996;
240 East Plato Blvd.                              Manager, Carroll Family, LLC (commercial land development
St. Paul, MN 55107                  6.66 years    business) since 1996.
----------------------------------- ------------- -------------------------------------------------------------------

Irvin W. Quesenberry, Jr. (53)                    Retired; Founder and Managing Director of National Asset
Director                                          Management Corporation (investment counseling firm) from 1979 to
35 Brownsboro Hill Road                           1995; Member of Louisville Community Foundation Investment
Louisville, KY 40207                2.36 years    Committee; Board member of Louisville Water Company since 1986.
----------------------------------- ------------- -------------------------------------------------------------------

                                                  Managing partner, Associated Mezzanine Investors, LLC since March
John Katz (63)                                    2000; Director, Nations Flooring, Inc. since March 1998;
Director                                          Investment banker since January 1991; Director of mutual funds in
10 Hemlock Road                                   the State Bond Group of mutual funds from June 1995 to December
Hartsdale, NY 10530                 8.63 years    1996.
----------------------------------- ------------- -------------------------------------------------------------------

Edward J. Haines (54)
President                                         Senior Vice President of Marketing for Integrity Life Insurance
515 W. Market Street                              Company since March 2000; Senior Vice President of Marketing for
Louisville, KY 40202                8 years       ARM from December 1993 to March 2000.
----------------------------------- ------------- -------------------------------------------------------------------

Kevin L. Howard (38)                              Senior Vice President and Counsel of Integrity Life Insurance
Secretary                                         Company since March 2000; Senior Vice President and Counsel of
515 W. Market Street                              ARM from October 1998 to March 2000; Assistant General Counsel of
Louisville, KY 40202                8 years       ARM from January 1994 until October 1998.
----------------------------------- ------------- -------------------------------------------------------------------

                                                  Chief Financial Officer of Integrity Life Insurance Company since
Don W. Cummings (38)                              March 2000; Chief Financial Officer-Retail Business Division of
Controller                                        ARM from November 1996 to March 2000; Strategic Initiatives
515 W. Market Street                              Officer of ARM from April 1996 until November 1996; Controller of
Louisville, KY 40202                2.36 years    ARM from November 1993 until April 1996.
----------------------------------- ------------- -------------------------------------------------------------------

The Statement of Additional Information includes additional information about Fund directors and is available to shareholders upon request without charge by contacting the Administrative Office at 1-800-325-8583.

THIS ANNUAL REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE DIRECTLY OR INDIRECTLY OF ANY INTEREST IN THE FUND. NO OFFERING IS MADE EXCEPT IN CONJUNCTION WITH A PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.


        Principal offices located at:
[LOGO]  515 WEST MARKET STREET
        LOUISVILLE, KENTUCKY 40202

                                                         Catalog #001914 (8/02)

[GRAPHIC]THE LEGENDS FUND, INC.



SEMI-ANNUAL REPORT



DECEMBER 31, 2002

                             THE LEGENDS FUND, INC.

                               SEMI-ANNUAL REPORT

                                DECEMBER 31, 2002



                                    Contents

President's Letter                                                           1
Financial Statements, Financial Highlights, and Schedules of
  Investments:
    Harris Bretall Sullivan & Smith Equity Growth Portfolio                  2
    Third Avenue Value Portfolio                                             6
    Gabelli Large Cap Value Portfolio                                       10
    Baron Small Cap Portfolio                                               14
Notes to Financial Statements                                               19




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                          THE LEGENDS FUND, INC.

February 14, 2003

We are pleased to present the 2002 Semi-Annual Report for The Legends Fund, Inc. (the "Fund"). Thanks to all of our current investors and we extend a special welcome to all new investors who have joined us during the period.

Total returns for each of the Fund's portfolios and their respective benchmarks for the six months and year ended December 31, 2002, respectively, are listed below:

                                               SIX MONTHS ENDED        YEAR ENDED
                  PORTFOLIO                    DECEMBER 31, 2002   DECEMBER 31, 2002
------------------------------------------------------------------------------------
Harris Bretall Sullivan & Smith Equity Growth       (11.90%)            (30.47%)
     BENCHMARK RETURN - S&P 500                     (11.11%)            (22.10%)
Third Avenue Value                                  (15.02%)            (17.49%)
     BENCHMARK RETURN - S&P 500                     (11.11%)            (22.10%)
Gabelli Large Cap Value                              (6.39%)            (30.54%)
     BENCHMARK RETURN - S&P 500                     (11.11%)            (22.10%)
Baron Small Cap                                     (13.57%)            (14.08%)
     BENCHMARK RETURN - RUSSELL 2000                (17.19%)            (20.48%)

Included in this Semi-Annual Report is detailed information of the investment holdings of each portfolio as of December 31, 2002, as well as other financial information.

The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. The Fund exists for the sole purpose of helping to provide you with valuable tools for meeting your investment objectives.

If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Don W. Cummings

Don W. Cummings
President
The Legends Fund, Inc.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                          DECEMBER 31, 2002 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $15,548,290) - See accompanying schedule   $ 14,732,243
Cash                                                                                        1,823
Receivable for investment securities sold                                                 287,809
Dividends and interest receivable                                                          16,344
Due from management company                                                                   835
                                                                                     -------------
Total assets                                                                           15,039,054

LIABILITIES
Accrued expenses                                                                           29,035
                                                                                     -------------
NET ASSETS                                                                           $ 15,010,019
                                                                                     =============
Net Assets consist of:
Paid-in capital                                                                      $ 25,787,730
Accumulated net realized loss on investments                                           (9,961,664)
Net unrealized depreciation on investments                                               (816,047)
                                                                                     -------------
NET ASSETS, for 1,729,938 shares outstanding                                         $ 15,010,019
                                                                                     =============
NET ASSET VALUE, offering and redemption price per share                             $       8.68
                                                                                     =============

                             STATEMENT OF OPERATIONS

                 SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                            $     73,974
Interest                                                                                    2,337
                                                                                     -------------
Total investment income                                                                    76,311

EXPENSES
Investment advisory and management fees                                                    53,983
Custody and accounting fees                                                                24,293
Professional fees                                                                          16,146
Directors' fees and expenses                                                                8,898
Taxes and filing fees                                                                       3,498
Insurance                                                                                   2,942
Other expenses                                                                              1,781
                                                                                     -------------
Total expenses                                                                            111,541
Less: expense reimbursement                                                               (13,542)
                                                                                     -------------
Total net expenses                                                                         97,999
                                                                                     -------------
Net investment loss                                                                       (21,688)

REALIZED AND UNREALIZED GAIN (LOSS) LOSS ON INVESTMENTS
Net realized loss on investments                                                       (4,234,348)
Net unrealized appreciation during the period on investments                            1,860,194
                                                                                     -------------
Net realized and unrealized loss on investments                                        (2,374,154)
                                                                                     -------------

Net decrease in net assets resulting from operations                                 $ (2,395,842)
                                                                                     =============

SEE ACCOMPANYING NOTES.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS
                                                              ENDED
                                                           DECEMBER 31,
                                                               2002          YEAR ENDED
                                                           (UNAUDITED)      JUNE 30, 2002
                                                           ------------     -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss                                        $   (21,688)     $    (86,097)
Net realized loss on investments                            (4,234,348)       (5,689,731)
Net unrealized appreciation (depreciation)
during the period on investments                             1,860,194        (3,883,419)
                                                           ------------     -------------
Net decrease in net assets resulting from operations        (2,395,842)       (9,659,247)

Distributions to shareholders from:
Net realized gain                                                    -        (2,554,047)
                                                           ------------     -------------
Total distributions to shareholders                                  -        (2,554,047)

Capital share transactions:
Proceeds from sales of shares                                1,805,947         4,229,741
Proceeds from reinvested distributions                               -         2,554,047
Cost of shares redeemed                                     (4,709,420)       (6,269,144)
                                                           ------------     -------------
Net increase (decrease) in net assets resulting
from capital share transactions                             (2,903,473)          514,644
                                                           ------------     -------------
Total decrease in net assets                                (5,299,315)      (11,698,650)

NET ASSETS
Beginning of period                                         20,309,334        32,007,984
                                                           ------------     -------------
End of period                                              $15,010,019      $ 20,309,334
                                                           ============     =============
OTHER INFORMATION
Shares:
Sold                                                           200,089           341,525
Issued through reinvestment of distributions                         -           239,965
Redeemed                                                      (531,991)         (529,308)
                                                           ------------     -------------
Net increase (decrease)                                       (331,902)           52,182
                                                           ============     =============

SEE ACCOMPANYING NOTES.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                              ENDED
                                            DECEMBER 31,                            YEAR ENDED JUNE 30,
                                              2002 (e)         --------------------------------------------------------------
                                            (UNAUDITED)            2002         2001      2000 (b)      1999         1998
                                           ---------------     --------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
of period                                        $   9.85          $  15.93    $  30.25    $  26.00     $  21.11    $  17.53
Income (loss) from investment operations:
Net investment loss                                 (0.05)            (0.04)      (0.10)      (0.05)       (0.06)          - (a)
Net realized and unrealized
gain (loss) on investments                          (1.12)            (4.73)      (9.42)       4.83         7.17        4.90
                                           ---------------     --------------------------------------------------------------
Total from investment operations                    (1.17)            (4.77)      (9.52)       4.78         7.11        4.90

Less distributions:
From net investment income                              -                 -           -           -            -       (0.02)
From net realized gain                                  -             (1.31)      (4.80)      (0.53)       (2.22)      (1.30)
                                           ---------------     --------------------------------------------------------------
Total distributions                                     -             (1.31)      (4.80)      (0.53)       (2.22)      (1.32)
                                           ---------------     --------------------------------------------------------------

Net asset value, end of period                   $   8.68          $   9.85    $  15.93    $  30.25     $  26.00    $  21.11
                                           ===============     ==============================================================
TOTAL RETURN (c)                                  (11.90%)          (30.55%)    (37.42%)     18.89%       35.19%      29.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                                   $ 15,010          $ 20,309    $ 32,008    $ 56,879     $ 55,428    $ 37,662
Ratio of expenses to average
net assets (d)                                      1.18%             1.15%       1.07%       1.01%        0.96%       0.95%
Ratio of expenses to average net
asset before voluntary
expense reimbursement (d)                           1.34%             1.17%       1.07%       1.01%        0.96%       0.95%
Ratio of net investment loss
to average net assets (d)                          (0.26%)           (0.33%)     (0.45%)     (0.39%)      (0.29%)     (0.01%)
Ratio of net investment loss
to average net assets before
voluntary expense reimbursement (d)                (0.42%)           (0.35%)     (0.45%)     (0.39%)      (0.29%)     (0.01%)
Portfolio turnover rate (c)                           30%               31%         47%         40%          27%         57%

(a)  Less than $0.01 per share.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e) Effective November 1, 2002, the voluntary limit on operating expenses of the Portfolio (excluding management fees) was modified from an annual rate of 0.50% of average daily net assets to an annual rate of 0.60% of average daily net assets.

SEE ACCOMPANYING NOTES.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCKS (97.2%)                                      SHARES        VALUE
                                                         ----------   -----------
BASIC CHEMICAL, PLASTICS & SYNTHETICS (16.6%)
      Abbott Laboratories, Inc.                               7,500     $300,000
      Amgen, Inc. (a)                                         6,750      326,295
      Genentech, Inc. (a)                                    14,200      470,872
      Merck & Company, Inc.                                   6,000      339,660
      Pfizer, Inc.                                           24,000      733,680
      Procter & Gamble Company                                3,700      317,978
                                                                      -----------
                                                                       2,488,485
BUSINESS SERVICES (11.0%)
      Automatic Data Processing, Inc.                         8,000      314,000
      Electronic Arts, Inc. (a)                               5,000      248,850
      First Data Corporation                                  9,300      329,313
      Microsoft Corporation (a)                              14,500      749,650
                                                                      -----------
                                                                       1,641,813
COMMUNICATIONS (3.9%)
      AOL Time Warner, Inc. (a)                              23,000      301,300
      Viacom, Inc. (a)                                        7,100      289,396
                                                                      -----------
                                                                         590,696
DEPOSITORY INSTITUTIONS (2.0%)
      Citigroup, Inc.                                         8,608      302,916

ELECTRICAL & ELECTRONIC MACHINERY (11.9%)
      Emerson Electric Company                                6,500      330,525
      General Electric Company                               29,100      708,585
      Intel Corporation                                      32,400      504,468
      Texas Instruments, Inc.                                16,300      244,663
                                                                      -----------
                                                                       1,788,241
FABRICATED METAL PRODUCTS (2.1%)
      Illinois Tool Works, Inc.                               4,900      317,814

FOOD & KINDRED PRODUCTS (2.5%)
      PepsiCo, Inc.                                           9,000      379,980

GENERAL MERCHANDISE STORES (4.8%)
      Target Corporation                                      9,000      270,000
      Wal-Mart Stores, Inc.                                   9,000      454,590
                                                                      -----------
                                                                         724,590
INDUSTRIAL MACHINERY & EQUIPMENT (14.7%)
      Applied Materials, Inc. (a)                            21,200      276,236
      Cisco System, Inc. (a)                                 27,000      353,700
      Dell Computer Corporation (a)                          19,200      513,408
      ITT Industries, Inc.                                    5,600      339,864
      Linear Technology Corporation                           5,500      141,460
      Maxim Integrated Products, Inc.                         4,200      138,768
      Microchip Technology, Inc.                              6,200      151,590
      Novellus Systems, Inc. (a)                             10,000      280,800
                                                                      -----------
                                                                       2,195,826
INSTRUMENTS & RELATED PRODUCTS (7.8%)
      Becton, Dickinson & Company                            10,000      306,900
      Medtronic, Inc.                                        11,725      534,660
      Stryker Corporation                                     5,000      335,600
                                                                      -----------
                                                                       1,177,160

                                                         NUMBER OF
COMMON STOCKS (CONTINUED)                                  SHARES        VALUE
                                                        ----------   -----------
INSURANCE AGENTS BROKERS & SERVICES (2.1%)
      Marsh & McLennan Companies, Inc.                     6,750      $ 311,918

INSURANCE CARRIERS (1.9%)
      American International Group, Inc.                   5,000        289,250

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.1%)
      United Parcel Services, Inc.                         5,000        315,400

PETROLEUM & COAL PRODUCTS (2.1%)
      Exxon Mobil Corporation                              9,200        321,448

RETAIL - FOOD STORES (2.4%)
      Starbucks Corporation (a)                           18,000        366,840

RETAIL - MISCELLANEOUS (1.9%)
      Costco Wholesale, Inc. (a)                          10,000        280,600

SECURITY & COMMODITY BROKERS (2.0%)
      Goldman Sachs Group, Inc.                            4,325        294,532

SERVICES - ENGINEERING (2.1%)
      3M Company                                           2,500        308,250

WHOLESALE TRADE - DURABLE GOODS (3.3%)
      Johnson & Johnson                                    9,350        502,188
                                                                 ---------------

TOTAL COMMON STOCKS (COST $15,413,994)                               14,597,947

                                                       PRINCIPAL
SHORT-TERM SECURITIES (0.9%)                             AMOUNT
                                                      -----------
REPURCHASE AGREEMENT (0.9%)
      State Street Bank, 0.25%, due 01/02/2003
      (Collateralized by U.S. Treasury Bill, 8.13%,
      due 08/15/2021, with a market value of $137,423) $ 134,296        134,296
                                                                 ---------------

TOTAL SHORT-TERM SECURITIES (COST $134,296)                             134,296
                                                                 ---------------

TOTAL INVESTMENTS (98.1%) (COST $15,548,290)                         14,732,243

TOTAL OTHER ASSETS, LESS LIABILITIES (1.9%)                             277,776
                                                                 ---------------

TOTAL NET ASSETS (100.0%)                                          $ 15,010,019
                                                                 ===============

OTHER INFORMATION:
     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2002, aggregated $4,082,465 and $7,262,169, respectively. At December 31, 2002, net unrealized depreciation for tax purposes aggregated $816,047, of which $1,786,453 related to appreciated investments and $2,602,500 related to depreciated investments. The aggregate cost of securities was the same for federal income tax and financial statement purposes.

(a) Non-income producing.

SEE ACCOMPANYING NOTES.

                          THIRD AVENUE VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                          DECEMBER 31, 2002 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $40,508,783) - See accompanying schedule   $ 34,481,444
Repurchase agreements (cost $4,845,704)                                                 4,845,704
Dividends and interest receivable                                                          22,635
Due from management company                                                                 8,081
                                                                                     -------------
Total assets                                                                           39,357,864

LIABILITIES
Cash overdraft                                                                             41,969
Accrued expenses                                                                           52,283
                                                                                     -------------
Total liabilities                                                                          94,252
                                                                                     -------------

NET ASSETS                                                                           $ 39,263,612
                                                                                     =============

Net Assets consist of:
Paid-in capital                                                                      $ 46,510,724
Undistributed net investment income                                                        94,594
Accumulated net realized loss on investments                                           (1,314,367)
Net unrealized depreciation on investments and foreign currency                        (6,027,339)
                                                                                     -------------

NET ASSETS, for 2,930,106 shares outstanding                                         $ 39,263,612
                                                                                     =============

NET ASSET VALUE, offering and redemption price per share                             $      13.40
                                                                                     =============

                             STATEMENT OF OPERATIONS

                 SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $5,253)                                    $    293,243
Interest                                                                                    8,649
Other income                                                                                  843
                                                                                     -------------
Total investment income                                                                   302,735

EXPENSES
Investment advisory and management fees                                                   128,916
Custody and accounting fees                                                                53,550
Professional fees                                                                          16,428
Directors' fees and expenses                                                                8,898
Taxes and filing fees                                                                       4,510
Insurance                                                                                   2,942
Other expenses                                                                              2,928
                                                                                     -------------
Total expenses                                                                            218,172
                                                                                     -------------
Net investment income                                                                      84,563

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments                                                                            (1,308,020)
Foreign currency transactions                                                               3,684
                                                                                     -------------
Net realized loss                                                                      (1,304,336)

Net unrealized depreciation
during the period on investments                                                       (5,966,264)
                                                                                     -------------
Net realized and unrealized loss on investments and foreign currency                   (7,270,600)
                                                                                     -------------

Net decrease in net assets resulting from operations                                 $ (7,186,037)
                                                                                     =============

SEE ACCOMPANYING NOTES.

                          THIRD AVENUE VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                                      ENDED
                                                                    DECEMBER 31,
                                                                       2002                   YEAR ENDED
                                                                    (UNAUDITED)              JUNE 30, 2002
                                                                 -------------------       -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                                   $    84,563              $     98,218
Net realized gain (loss) on
investments and foreign currency transactions                            (1,304,336)                2,627,505
Net unrealized depreciation during the period
on investments and foreign currency transactions                         (5,966,264)               (4,228,271)
                                                                 -------------------       -------------------
Net decrease in net assets
resulting from operations                                                (7,186,037)               (1,502,548)

Distributions to shareholders from:
Net investment income                                                       (93,393)                 (283,204)
Net realized gain                                                          (639,990)                        -
                                                                 -------------------       -------------------
Total distributions to shareholders                                        (733,383)                 (283,204)

Capital share transactions:
Proceeds from sales of shares                                             5,815,788                27,505,313
Proceeds from reinvested distributions                                      733,383                   283,204
Cost of shares redeemed                                                  (7,586,791)              (12,847,707)
                                                                 -------------------       -------------------
Net increase (decrease) in net assets resulting
from capital share transactions                                          (1,037,620)               14,940,810
                                                                 -------------------       -------------------

Total increase (decrease) in net assets                                  (8,957,040)               13,155,058

NET ASSETS
Beginning of period                                                      48,220,652                35,065,594
                                                                 -------------------       -------------------

End of period (including undistributed net investment income
of $94,594 and $103,424, respectively)                                  $39,263,612              $ 48,220,652
                                                                 ===================       ===================

OTHER INFORMATION
Shares:
Sold                                                                        428,967                 1,677,834
Issued through reinvestment of distributions                                 54,421                    18,965
Redeemed                                                                   (552,347)                 (785,692)
                                                                 -------------------       -------------------
Net increase (decrease)                                                     (68,959)                  911,107
                                                                 ===================       ===================

SEE ACCOMPANYING NOTES.

                          THIRD AVENUE VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                 ENDED
                                               DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                 2002 (e)      -----------------------------------------------------------------
                                               (UNAUDITED)            2002       2001 (a)     2000 (b)      1999         1998
                                               ------------    -----------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
 of period                                        $  16.08           $  16.79     $  13.97    $  22.06     $  21.02    $  20.63
 Income (loss) from investment operations:
 Net investment income                                0.03               0.02         0.15        0.39         0.33        0.26
 Net realized and unrealized
 gain (loss) on investments                          (2.46)             (0.61)        4.31       (5.12)        3.22        4.08
                                               ------------    -----------------------------------------------------------------
 Total from investment operations                    (2.43)             (0.59)        4.46       (4.73)        3.55        4.34

 Less distributions:
 From net investment income                          (0.03)             (0.12)       (0.40)      (0.33)       (0.28)      (0.26)
 From net realized gain                              (0.22)                 -        (1.24)      (3.03)       (2.23)      (3.69)
                                               ------------    -----------------------------------------------------------------
 Total distributions                                 (0.25)             (0.12)       (1.64)      (3.36)       (2.51)      (3.95)
                                               ------------    -----------------------------------------------------------------

 Net asset value, end of period                   $  13.40           $  16.08     $  16.79    $  13.97     $  22.06    $  21.02
                                               ============    =================================================================

 TOTAL RETURN (c)                                  (15.02%)            (3.45%)      35.66%     (23.88%)      18.09%      23.36%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
 (in thousands)                                   $ 39,264           $ 48,221     $ 35,066    $ 20,994     $ 50,169    $ 46,436
 Ratio of expenses to average
 net assets (d)                                      1.10%              1.08%        1.15%       1.08%        0.96%       0.94%
 Ratio of expenses to average net
 asset before voluntary
 expense reimbursement (d)                           1.10%              1.08%        1.21%       1.08%        0.96%       0.94%
 Ratio of net investment income
 to average net assets (d)                           0.43%              0.23%        1.15%       1.80%        1.56%       1.58%
 Ratio of net investment income
 to average net assets before (d)
 voluntary expense reimbursement                     0.43%              0.23%        1.09%       1.80%        1.56%       1.58%
 Portfolio turnover rate (c)                            5%                23%         128%         42%          50%         57%

(a) Effective November 1, 2000, EQSF Advisers, Inc. replaced Scudder Kemper Investments, Inc. as sub-adviser for the Portfolio.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e) Effective November 1, 2002, the voluntary limit on operating expenses of the Portfolio (excluding management fees) was modified from an annual rate of 0.50% of average daily net assets to an annual rate of 0.60% of average daily net assets.

SEE ACCOMPANYING NOTES.

                          THIRD AVENUE VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2002 (UNAUDITED)

                                                            NUMBER OF
COMMON STOCKS (82.3%)                                         SHARES          VALUE
                                                            ----------     -----------
ELECTRICAL & ELECTRONIC MACHINERY (15.4%)
      American Power Conversion Corporation (a)                107,800    $  1,633,170
      AVX Corporation                                          102,700       1,006,460
      Bel Fuse, Inc.                                            10,100         203,515
      Ciena Corporation (a)                                    112,500         578,250
      FSI International, Inc. (a)                              102,700         462,150
      Kemet Corporation (a)                                    111,300         972,761
      Tellabs, Inc. (a)                                        114,000         828,780
      TriQuint Semiconductor, Inc. (a)                          82,300         348,952
                                                                          ------------
                                                                             6,034,038
HOLDING & OTHER INVESTMENT OFFICES (15.2%)
      Brascan Corporation                                       81,800       1,676,900
      Capital Southwest Corporation                              9,500         476,995
      Hutchison Whampoa Limited                                280,000       1,752,098
      Investor AB (a)                                          172,500       1,035,024
      Koger Equity, Inc.                                        40,000         624,000
      Prime Group Realty Trust (a)                              20,000          92,200
      ProLogis                                                   5,753         144,688
      Westwood Holdings Group, Inc.                             11,275         151,198
                                                                          ------------
                                                                             5,953,103
INDUSTRIAL MACHINERY & EQUIPMENT (9.1%)
      Applied Materials, Inc. (a)                               30,000         390,900
      Comverse Technology, Inc. (a)                             95,300         954,906
      Credence Systems Corporation (a)                         105,900         981,799
      CyberOptics Corporation (a)                               15,000          71,430
      Electro Scientific Industry, Inc. (a)                     57,800       1,156,000
                                                                          ------------
                                                                             3,555,035
INSURANCE CARRIERS (17.9%)
      AIOI Insurance Company Limited (a)                       189,000         364,334
      Arch Capital Group Limited (a)                            50,000       1,558,500
      First American Corporation                                10,000         222,000
      Millea Holdings, Inc. (a)                                 54,500       1,918,400
      Mony Group, Inc.                                          53,200       1,273,608
      Phoenix Companies Inc. (a)                                60,000         456,000
      Radian Group, Inc.                                        33,000       1,225,950
                                                                          ------------
                                                                             7,018,792
OIL & GAS EXTRACTION (2.2%)
      Nabors Industries, Inc. (a)                               25,000         881,750

RAILROAD TRANSPORTATION (0.8%)
      CSX Corporation                                           10,600         300,086

REAL ESTATE (9.2%)
      Catellus Development Corporation (a)                      58,300       1,157,255
      Forest City Enterprises, Inc.                             42,000       1,400,700
      The St. Joe Company (a)                                   34,700       1,041,000
                                                                          ------------
                                                                             3,598,955

RETAIL-AUTOMOTIVE DEALERS & GAS STATIONS (4.2%)
    Toyota Industries (a)                                      110,000    $  1,652,847

SECURITY & COMMODITY BROKERS (7.5%)
    Instinet Group, Inc.                                       161,800         684,414
    Legg Mason, Inc.                                            37,500       1,820,250
    Southwest Securities Group, Inc.                            33,100         448,836
                                                                          ------------
                                                                             2,953,500
SERVICES - ENGINEERING (0.8%)
    Parexel International Corporation (a)                       28,800         317,088
                                                                          ------------

TOTAL COMMON STOCKS (COST $38,601,617)                      32,265,194


                                                            Principal
CORPORATE BONDS (5.6%)                                       Amount
                                                          ------------
COMMUNICATIONS (0.9%)
    Worldcom, Inc., 6.95%
    due 08/15/2028                                        $  1,500,000         360,000

STONE CLAY & GLASS PRODUCT (4.7%)
    USG Corporation, Senior Notes, Series B,
    9.25%, due 09/15/2001                                    1,250,000       1,031,250
    USG Corporation, Senior Notes,
    8.50%, due 08/01/2005                                    1,000,000         825,000
                                                                          ------------
                                                                             1,856,250
                                                                          ------------

TOTAL CORPORATE BONDS (COST $1,907,166)                      2,216,250

SHORT-TERM SECURITIES (12.3%)
REPURCHASE AGREEMENT (12.3%)
    State Street Bank, 0.25%, due 01/02/2003
    (Collateralized by U.S. Treasury Bill, 8.125%,
    due 08/15/2021, with a market value of $4,947,242)       4,845,704       4,845,704
                                                                          ------------

TOTAL SHORT-TERM SECURITIES (COST $4,845,704)                                4,845,704
                                                                          ------------

TOTAL INVESTMENTS (100.2%) (COST $45,354,487)                               39,327,148

TOTAL OTHER ASSETS, LESS LIABILITIES ((0.2%))                                  (63,536)
                                                                          ------------

TOTAL NET ASSETS (100.0%)                                                 $ 39,263,612
                                                                          ============

OTHER INFORMATION:

     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2002, aggregated $1,739,032 and $2,277,960, respectively. At December 31, 2002, net unrealized depreciation for tax purposes aggregated $6,027,339, of which $2,671,901 related to appreciated investments and $8,699,240 related to depreciated investments. The aggregate cost of securities was the same for federal income tax and financial statement purposes.

(a) Non-income producing.

SEE ACCOMPANYING NOTES.

                        GABELLI LARGE CAP VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                          DECEMBER 31, 2002 (UNAUDITED)


ASSETS
Investments in securities, at value (cost $13,535,609) - See accompanying schedule   $  9,705,839
Due from management company                                                                25,494
Dividends and interest receivable                                                          21,485
                                                                                     ------------
Total assets                                                                            9,752,818

LIABILITIES
Cash overdraft                                                                             22,447
                                                                                     ------------
Total liabilities                                                                          22,447
                                                                                     ------------
NET ASSETS                                                                           $  9,730,371
                                                                                     ============
Net Assets consist of:
Paid-in capital                                                                      $ 17,917,130
Undistributed net investment income                                                        30,444
Accumulated net realized loss on investments                                           (4,387,433)
Net unrealized depreciation on investments                                             (3,829,770)
                                                                                     ------------
NET ASSETS, for 1,952,619 shares outstanding                                         $  9,730,371
                                                                                     ============
NET ASSET VALUE, offering and redemption price per share                             $       4.98
                                                                                     ============

                             STATEMENT OF OPERATIONS

                 SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                             $   100,046
Other income                                                                                2,777
Interest                                                                                      562
                                                                                      -----------
Total investment income                                                                   103,385

EXPENSES
Investment advisory and management fees                                                    45,907
Custody and accounting fees                                                                18,946
Professional fees                                                                          15,754
Directors' fees and expenses                                                                8,898
Taxes and filing fees                                                                       3,498
Insurance                                                                                   2,942
Other expenses                                                                              1,781
                                                                                      -----------
Total expenses                                                                             97,726
Less:  expense reimbursement                                                              (24,785)
                                                                                      -----------
Total net expenses                                                                         72,941
                                                                                      -----------
Net investment income                                                                      30,444
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                                       (2,156,389)
Net unrealized appreciation during the period on investments                            1,250,831
                                                                                      -----------
Net realized and unrealized loss                                                         (905,558)
                                                                                      -----------
Net decrease in net assets resulting from operations                                  $  (875,114)
                                                                                      ===========

SEE ACCOMPANYING NOTES.

                        GABELLI LARGE CAP VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED
                                                                              DECEMBER 31,
                                                                                  2002              YEAR ENDED
                                                                              (UNAUDITED)          JUNE 30, 2002
                                                                            -----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                                            $    30,444         $      6,802
Net realized loss on investments                                                  (2,156,389)          (2,159,273)
Net unrealized appreciation (depreciation)
during the period on investments                                                   1,250,831           (3,921,180)
                                                                            -----------------     ----------------
Net decrease in net assets resulting from operations                                (875,114)          (6,073,651)

Distributions to shareholders from:
Net investment income                                                                 (6,802)             (46,636)
Net realized gain                                                                          -             (397,057)
                                                                            -----------------     ----------------
Total distributions to shareholders                                                   (6,802)            (443,693)

Capital share transactions:
Proceeds from sales of shares                                                      2,636,670           10,330,942
Proceeds from reinvested distributions                                                 6,802              443,693
Cost of shares redeemed                                                           (3,548,276)          (8,756,746)
                                                                            -----------------     ----------------
Net increase (decrease) in net assets resulting
from capital share transactions                                                     (904,804)           2,017,889
                                                                            -----------------     ----------------

Total decrease in net assets                                                      (1,786,720)          (4,499,455)

NET ASSETS
Beginning of period                                                               11,517,091           16,016,546
                                                                            -----------------     ----------------

End of period (including undistributed net investment
income of $30,444 and $6,802, respectively)                                      $ 9,730,371         $ 11,517,091
                                                                            =================     ================

OTHER INFORMATION
Shares:
Sold                                                                                 532,471            1,478,456
Issued through reinvestment of distributions                                           1,384               65,537
Redeemed                                                                            (742,971)          (1,274,758)
                                                                            -----------------     ----------------
Net increase (decrease)                                                             (209,116)             269,235
                                                                            =================     ================

SEE ACCOMPANYING NOTES.

                        GABELLI LARGE CAP VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS


                                             SIX MONTHS
                                               ENDED
                                             DECEMBER 31,                         YEAR ENDED JUNE 30,
                                               2002 (d)      --------------------------------------------------------------
                                            (UNAUDITED)         2002       2001 (a)     2000 (b)      1999         1998
                                            -------------    --------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
 of period                                       $  5.33        $   8.46     $  10.49    $  13.99     $  17.56    $  14.63
 Income (loss) from investment operations:
 Net investment income                              0.01            0.02         0.06        0.28         0.21        0.14
 Net realized and unrealized
 gain (loss) on investments                        (0.36)          (2.92)       (0.61)      (0.49)       (1.04)       2.97
                                            -------------    --------------------------------------------------------------
 Total from investment operations                  (0.35)          (2.90)       (0.55)      (0.21)       (0.83)       3.11

 Less distributions:
 From net investment income                            - (c)       (0.02)       (0.29)      (0.21)       (0.16)      (0.18)
 From net realized gain                                -           (0.21)       (1.19)      (3.08)       (2.58)          -
                                            -------------    --------------------------------------------------------------
 Total distributions                                   -           (0.23)       (1.48)      (3.29)       (2.74)      (0.18)
                                            -------------    --------------------------------------------------------------

 Net asset value, end of period                  $  4.98        $   5.33     $  8.46     $ 10.49      $ 13.99     $  17.56
                                            =============    ==============================================================

 TOTAL RETURN (e)                                 (6.39%)        (34.89%)      (6.58%)     (0.52%)      (3.73%)     21.38%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
 (in thousands)                                  $ 9,730        $ 11,517     $ 16,017    $ 14,276     $ 31,010    $ 47,450
 Ratio of expenses to average
 net assets (f)                                    1.43%           1.40%        1.40%       1.41%        1.23%       1.18%
 Ratio of expenses to average net
 assets before voluntary
 expense reimbursement (f)                         1.92%           1.63%        1.66%       1.41%        1.23%       1.18%
 Ratio of net investment income
 to average net assets (f)                         0.60%           0.05%        0.35%       1.73%        1.13%       0.80%
 Ratio of net investment income (loss)
 to average net assets before
 voluntary expense reimbursement (f)               0.11%          (0.18%)       0.09%       1.73%        1.13%       0.80%
 Portfolio turnover rate (e)                         55%             61%         139%        207%         109%         65%


(a) Effective November 1, 2000, Gabelli Asset Management Company replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

(c)  Less than $0.01 per share.

(d) Effective November 1, 2002, the voluntary limit on operating expenses of the Portfolio (excluding management fees) was modified from an annual rate of 0.50% of average daily net assets to an annual rate of 0.60% of average daily net assets.

(e)  Not annualized for periods less than one year.

(f)  Annualized for periods less than one year.

SEE ACCOMPANYING NOTES.

                        GABELLI LARGE CAP VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2002 (UNAUDITED)

                                                             NUMBER OF
 COMMON STOCKS (97.3%)                                         SHARES        VALUE
                                                            -----------   ------------
 AIRCRAFT PARTS & EQUIPMENT (3.2%)
    Honeywell International, Inc.                                13,000       312,000

 BASIC CHEMICAL, PLASTICS & SYNTHETICS (8.2%)
    Allergan, Inc.                                                2,400       138,288
    Bristol-Myers Squibb Company                                  7,700       178,255
    Merck & Company, Inc.                                         2,500       141,525
    Wyeth                                                         9,000       336,600
                                                                          ------------
                                                                              794,668
 BUSINESS SERVICES (4.7%)
    Cendant Corporation (a)                                      43,500       455,880

 COMMUNICATIONS (15.4%)
    Alltel Corporation                                            1,900        96,900
    AOL Time Warner, Inc. (a)                                    19,100       250,210
    AT&T Corporation                                              1,880        49,086
    AT&T Wireless Group (a)                                      32,800       185,320
    Comcast Corporation (Cl.A) (a)                                3,040        71,653
    Comcast Corporation (Cl.A SPL) (a)                            3,000        67,680
    Nextel Communications, Inc. (a)                               8,000        92,400
    SBC Communications, Inc.                                      5,200       140,972
    Sprint Corporation                                           19,000       275,120
    Verizon Communications                                        6,700       259,625
                                                                          ------------
                                                                            1,488,966
 DEPOSITORY INSTITUTIONS (4.1%)
    Citigroup, Inc.                                               6,000       211,140
    State Street Corporation                                      4,800       187,200
                                                                          ------------
                                                                              398,340
 EATING & DRINKING PLACES (1.0%)
    Darden Restaurants, Inc.                                      4,900       100,205

 ELECTRIC GAS & SANITARY SERVICES (15.7%)
    Allegheny Energy, Inc.                                       14,100       106,596
    Alliant Energy Corporation                                    3,100        51,305
    Aquila, Inc.                                                 43,000        76,110
    Duke Energy Company                                           7,600       148,504
    El Paso Corporation                                          27,000       187,920
    EOG Resources, Inc.                                           6,600       263,472
    FirstEnergy Corporation                                       3,200       105,504
    Kinder Morgan, Inc.                                           3,400       143,718
    NiSource, Inc.                                                4,100        82,000
    Public Service Enterprise Group, Inc.                         1,300        41,730
    TECO Energy, Inc.                                             6,600       102,102
    TXU Corporation                                              11,000       205,480
                                                                          ------------
                                                                            1,514,441
 ELECTRICAL & ELECTRONIC MACHINERY (4.3%)
    Agere Systems, Inc. (Cl.A) (a)                               58,235        83,858
    Agere Systems, Inc. (Cl. B) (a)                              32,779        45,891
    Intel Corporation                                             3,000        46,710
    Lucent Technologies, Inc. (a)                               193,900       244,314
                                                                          ------------
                                                                              420,773
 HOLDING & OTHER INVESTMENT OFFICES (3.6%)
    JP Morgan Chase & Company                                    11,200       268,800
    Mellon Financial Corporation                                  3,200        83,552
                                                                          ------------
                                                                              352,352
 INDUSTRIAL MACHINERY & EQUIPMENT (11.3%)
    Applied Materials, Inc. (a)                                   5,700        74,271
    Baker Hughes, Inc.                                            8,900       286,491
    CISCO Systems, Inc. (a)                                       6,600        86,460
    Hewlett-Packard Company                                      26,380       457,957
    Ingersoll-Rand Company Ltd.                                   4,600       198,076
                                                                          ------------
                                                                            1,103,255
 INSURANCE CARRIERS (3.4%)
    Chubb Corporation                                             1,600        83,520
    Everest Reinsurance Group Ltd.                                3,600       199,080
    Travelers Property Casualty Corporation (Cl.A)(a)               172         2,520
    Travelers Property Casualty Corporation (Cl.B)(a)             3,155        46,221
                                                                          ------------
                                                                              331,341

 MISC. MANUFACTURING INDUSTRIES (2.0%)
    Mattel, Inc.                                                  4,000        76,600
    Tyco International Ltd.                                       7,000       119,560
                                                                          ------------
                                                                              196,160
 MOTION PICTURES (3.9%)
    Walt Disney Company                                          23,500       383,285

 NATIONAL COMMERCIAL BANK (1.0%)
    FleetBoston Financial Corporation                             4,200       102,060

 NONDEPOSITORY INSTITUTIONS (3.7%)
    American Express Company                                      4,700       166,145
    CIT Group, Inc.                                               9,800       192,080
                                                                          ------------
                                                                              358,225
 PAPER & ALLIED PRODUCTS (1.3%)
    International Paper Company                                   3,700       129,389

 PETROLEUM & COAL PRODUCTS (1.4%)
    Conoco, Inc.                                                  2,741       132,637

 PRIMARY METALS INDUSTRY (0.9%)
    Alcoa, Inc.                                                   4,000        91,120

 SECURITY & COMMODITY BROKERS (5.5%)
    Charles Schwab & Company                                      9,600       104,160
    Lehman Brothers Holdings, Inc.                                3,900       207,831
    Merrill Lynch & Co., Inc.                                     6,000       227,700
                                                                          ------------
                                                                              539,691
 SERVICES-AUTO REPAIR GARAGES (0.8%)
    Ryder Systems, Inc.                                           3,500        78,540

 TRANSPORTATION EQUIPMENT (1.9%)
    General Motors Corporation                                    2,200        81,092
    General Motors Corporation (Cl.H) (a)                         9,800       104,860
                                                                          ------------
                                                                              185,952
                                                                          ------------

 TOTAL COMMON STOCKS (COST $13,299,050 )                                    9,469,280

                                                             PRINCIPAL
 SHORT-TERM SECURITIES (2.4%)                                  AMOUNT
                                                            -----------
 REPURCHASE AGREEMENT (2.4%)
    State Street Bank, 0.25%, due 01/02/2003
    (Collateralized by U.S. Treasury Bill, 8.13%,
    due 08/15/2021, with a market value of $245,916)         $  236,559       236,559
                                                                          ------------

 TOTAL SHORT-TERM SECURITIES (COST $236,559)                                  236,559
                                                                          ------------

 TOTAL INVESTMENTS (99.7%) (COST $13,535,609)                               9,705,839

 TOTAL OTHER ASSETS, LESS LIABILITIES (0.3%)                                   24,532
                                                                          ------------

 TOTAL NET ASSETS (100.0%)                                                $ 9,730,371
                                                                          ============

OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2002, aggregated $4,549,888 and $4,433,901, respectively. At December 31, 2002, net unrealized depreciation for tax purposes aggregated $3,829,770, of which $345,869 related to appreciated inves-ments and $4,175,639 related to depreciated investments. The aggregate cost of securities was the same for federal income tax and financial statement purposes.

(a) Non-income producing.

SEE ACCOMPANYING NOTES.

                            BARON SMALL CAP PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                          DECEMBER 31, 2002 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $9,743,993) - See accompanying schedule    $ 10,277,987
Receivable for investment securities sold                                                  69,322
Dividends and interest receivable                                                             475
                                                                                     -------------
Total assets                                                                           10,347,784

LIABILITIES
Cash overdraft                                                                            289,519
Accrued expenses                                                                           22,511
                                                                                     -------------
Total liabilities                                                                         312,030
                                                                                     -------------

NET ASSETS                                                                           $ 10,035,754
                                                                                     =============

Net Assets consist of:
Paid-in capital                                                                      $ 10,588,801
Accumulated net realized loss on investments                                           (1,087,041)
Net unrealized appreciation on investments                                                533,994
                                                                                     -------------

NET ASSETS,   for 927,088 shares outstanding                                         $ 10,035,754
                                                                                     =============

NET ASSET VALUE, offering and redemption price per share                             $      10.83
                                                                                     =============

                             STATEMENT OF OPERATIONS

                 SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                            $      4,623
Interest                                                                                    1,499
                                                                                     -------------
Total investment income                                                                     6,122

EXPENSES
Investment advisory and management fees                                                    54,043
Custody and accounting fees                                                                25,190
Professional fees                                                                          15,605
Directors' fees and expenses                                                                8,898
Taxes and filing fees                                                                       3,619
Insurance                                                                                   2,942
Other expenses                                                                              1,782
                                                                                     -------------
Total expenses                                                                            112,079
Less: expense reimbursement                                                               (30,756)
                                                                                     -------------
Total net expenses                                                                         81,323
                                                                                     -------------
Net investment loss                                                                       (75,201)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments                                                         (514,753)
Net unrealized depreciation during the period on investments                             (970,615)
                                                                                     -------------
Net realized and unrealized loss                                                       (1,485,368)
                                                                                     -------------

Net decrease in net assets resulting from operations                                 $ (1,560,569)
                                                                                     =============

SEE ACCOMPANYING NOTES.

                            BARON SMALL CAP PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                     ENDED
                                                                   DECEMBER 31,
                                                                      2002         YEAR ENDED
                                                                   (UNAUDITED)    JUNE 30, 2002
                                                                  ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss                                               $    (75,201)   $   (119,842)
Net realized loss on investments                                      (514,753)       (443,543)
Net unrealized appreciation (depreciation)
during the period on investments                                      (970,615)        653,901
                                                                  ------------    ------------
Net increase (decrease) in net assets resulting from operations     (1,560,569)         90,516

Capital share transactions:
Proceeds from sales of shares                                        4,521,100      13,276,208
Proceeds from reinvested distributions                                       -               -
Cost of shares redeemed                                             (4,902,666)     (8,086,777)
                                                                  ------------    ------------
Net increase (decrease)  in net assets resulting
from capital share transactions                                       (381,566)      5,189,431
                                                                  ------------    ------------

Total increase (decrease) in net assets                             (1,942,135)      5,279,947

NET ASSETS
Beginning of period                                                 11,977,889       6,697,942
                                                                  ------------    ------------

End of period                                                     $ 10,035,754    $ 11,977,889
                                                                  ============    ============

OTHER INFORMATION
Shares:
Sold                                                                   405,070       1,094,751
Redeemed                                                              (434,244)       (657,896)
                                                                  ------------    ------------
Net increase (decrease)                                                (29,174)        436,855
                                                                  ============    ============

SEE ACCOMPANYING NOTES.

                            BARON SMALL CAP PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                             SIX MONTHS
                                               ENDED
                                             DECEMBER 31,                        YEAR ENDED JUNE 30,
                                               2002 (e)         --------------------------------------------------------------
                                             (UNAUDITED)           2002       2001 (a)     2000 (b)      1999         1998
                                            ---------------     --------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
 of period                                        $  12.53         $  12.90      $ 11.64     $ 12.17     $  17.58    $  14.85
 Income (loss) from investment operations:
 Net investment income (loss)                        (0.09)           (0.13)       (0.03)       0.21         0.10        0.04
 Net realized and unrealized
 gain (loss) on investments                          (1.61)           (0.24)        1.51       (0.64)       (1.80)       3.48
                                            ---------------     --------------------------------------------------------------
 Total from investment operations                    (1.70)           (0.37)        1.48       (0.43)       (1.70)       3.52

 LESS DISTRIBUTIONS:
 From net investment income                              -                -        (0.22)      (0.10)       (0.04)      (0.14)
 From net realized gain                                  -                -            -           -        (3.67)      (0.65)
                                            ---------------     --------------------------------------------------------------
 Total distributions                                     -                -        (0.22)      (0.10)       (3.71)      (0.79)
                                            ---------------     --------------------------------------------------------------

 Net asset value, end of period                   $  10.83         $  12.53      $ 12.90     $ 11.64     $  12.17    $  17.58
                                            ===============     ==============================================================

 TOTAL RETURN (c)                                  (13.57%)          (2.87%)      12.83%      (3.52%)      (9.24%)     23.72%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
 (in thousands)                                   $ 10,036         $ 11,978      $ 6,698     $ 5,917     $ 10,994    $ 14,688
 Ratio of expenses to average
 net assets (d)                                      1.58%            1.55%        1.55%       1.55%        1.54%       1.52%
 Ratio of expenses to average net
 asset before voluntary
 expense reimbursement (d)                           2.18%            2.32%        3.10%       2.25%        1.64%       1.56%
 Ratio of net investment income (loss)
 to average net assets (d)                          (1.46%)          (1.33%)      (0.33%)      1.33%        0.71%       0.26%
 Ratio of net investment income (loss)
 to average net assets before
 voluntary expense reimbursement (d)                (2.06%)          (2.10%)      (1.88%)      0.63%        0.61%       0.22%
 Portfolio turnover rate (c)                           21%              91%         221%        224%          76%        113%

(a) Effective November 1, 2000, BAMCO, Inc. replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e) Effective November 1, 2002, the voluntary limit on operating expenses of the Portfolio (excluding management fees) was modified from an annual rate of 0.50% of average daily net assets to an annual rate of 0.60% of average daily net assets.

SEE ACCOMPANYING NOTES.

                            BARON SMALL CAP PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2002 (UNAUDITED)


                                                                  NUMBER OF
 COMMON STOCKS (97.8%)                                              SHARES            VALUE
                                                                  ----------       -----------
 AMUSEMENT & RECREATION (1.2%)
    Intrawest Corporation                                            10,000        $  124,000

 BASIC CHEMICAL, PLASTICS & SYNTHETICS (2.1%)
    Charles River Laboratories International (a)                      5,500           211,640

 BUSINESS SERVICES (8.1%)
    Catalina Marketing Corporation (a)                                8,000           148,000
    CheckFree Corporation (a)                                         3,500            56,003
    Fair Isaac & Company, Inc.                                        6,000           256,200
    Getty Images, Inc. (a)                                            3,000            91,650
    Jeffries Group, Inc.                                              5,000           209,850
    MicroStrategy, Inc. (a)                                             106               277
    Sotheby's Holdings, Inc. (a)                                      4,100            36,900
                                                                                   -----------
                                                                                      798,880
 CARE FACILITIES (2.5%)
    Manor Care, Inc. (a)                                             13,500           251,235

 COMMUNICATION SERVICES (8.0%)
    Arbitron Inc. (a)                                                 6,000           201,000
    Gray Television, Inc.                                             9,000            87,750
    LIN TV Corporation (a)                                           12,000           292,200
    Radio One, Inc. (a)                                              10,000           144,300
    Radio One, Inc. (Cl. D) (a)                                       5,000            73,100
                                                                                   -----------
                                                                                      798,350
 DATA PROCESSING & PREPARATION (1.3%)
    Kronos, Inc. (a)                                                  3,500           129,465

 FOOD PRODUCTS (5.2%)
    California Pizza Kitchen, Inc. (a)                               10,000           252,000
    Krispy Kreme Doughnuts, Inc. (a)                                  8,000           270,160
                                                                                   -----------
                                                                                      522,160
 FURNITURE & FIXTURES (2.0%)
    Ethan Allen Interiors, Inc.                                       5,800           199,346

 GENERAL MERCHANDISE STORES (1.5%)
    Dollar Tree Stores, Inc. (a)                                      6,000           147,420

 GLASS CONTAINERS (1.6%)
    Libbey, Inc.                                                      6,000           156,000

 GROCERIES GENERAL LINE (1.0%)
    Smart & Final, Inc. (a)                                          20,000           104,000

 HOTELS & OTHER LODGING PLACES (16.8%)
    Choice Hotels, Inc. (a)                                          14,500           329,150
    Extended Stay America, Inc. (a)                                  20,000           295,000
    Four Seasons Hotels, Inc.                                         8,000           226,000
    PRG-Shultz International Inc. (a)                                12,000           106,800
    Vail Resorts, Inc. (a)                                           10,500           159,285
    Wynn Resorts Ltd. (a)                                            20,000           262,200
    Kerzner International Ltd. (a)                                   15,500           311,240
                                                                                   -----------
                                                                                    1,689,675

 INFORMATION RETRIEVAL SERVICES (4.7%)
      Choicepoint, Inc. (a)                                          12,000           473,880

 INSTRUMENTS & RELATED PRODUCTS (1.5%)
      CTI Molecular Imaging, Inc. (a)                                 6,000           147,960

 INSURANCE CARRIERS (3.5%)
      Arch Capital Group Limited (a)                                  7,000           218,190
      Centene Corporation (a)                                         4,000           134,360
                                                                                   -----------
                                                                                      352,550
 MEDICAL SERVICE PLANS (2.9%)
      AmSurg Corporation (a)                                          5,000           102,150
      United Surgical Partners International, Inc. (a)               12,000           187,320
                                                                                   -----------
                                                                                      289,470
MISCELLANEOUS BUSINESS CREDIT INSTITUTION (0.5%)
      DVI, Inc. (a)                                                   7,000            52,850

 NATURAL GAS DISTRIBUTION (1.2%)
      Southern UN Company                                             7,500           123,750

 OIL & GAS EXTRACTION (4.1%)
      Seacor Smit, Inc. (a)                                           6,000           267,000
      XTO Energy, Inc.                                                6,000           148,200
                                                                                   -----------
                                                                                      415,200
 PERSONAL SERVICES (1.7%)
      Weight Watchers International, Inc. (a)                         3,800           174,686

 PRINTING & PUBLISHING (2.0%)
      Harte-Hanks, Inc.                                              11,000           205,370

 RADIO & TELEVISION BROADCASTING (3.6%)
      Cox Radio, Inc. (a)                                             4,000            91,240
      Saga Communications (a)                                        14,400           273,600
                                                                                   -----------
                                                                                      364,840

 REAL ESTATE (0.5%)
      LNR Property Corporation                                        1,500            53,100

 RETAIL - APPAREL & ACCESSORIES (3.8%)
      Chicos FAS, Inc.                                               11,000           208,010
      Polo Ralph Lauren Corporation (a)                               8,000           174,080
                                                                                   -----------
                                                                                      382,090
 RETAIL - HOME TEXTILES (0.9%)
      Linens 'n Things, Inc. (a)                                      4,000            90,400

 RETAIL - MISCELLANEOUS (1.2%)
      Petco Animal Supplies, Inc. (a)                                 5,000           116,700

 SERVICES - AMUSEMENT & RECREATION (1.6%)
      Penn National Gaming, Inc. (a)                                 10,000           160,200


                                                                  NUMBER OF
 COMMON STOCKS (CONTINUED)                                         SHARES            VALUE
                                                                  ----------     -------------
 SERVICES - EDUCATIONAL (8.2%)
    Apollo Group, Inc. (Cl.A)                                         5,500      $    242,000
    Apollo Group, Inc.                                               10,000           358,400
    Devry, Inc. (a)                                                   4,700            78,067
    Education Management Corporation (a)                              3,800           142,880
                                                                                 -------------
                                                                                      821,347
 SERVICES - ENGINEERING (2.2%)
    Anteon International Corporation (a)                              6,600           158,400
    Symyx Technologies, Inc. (a)                                      5,000            62,950
                                                                                 -------------
                                                                                      221,350
 SERVICES - HEALTH SERVICES (0.4%)
    Province Healthcare Company (a)                                   4,000            38,920

 TRANSPORTATION (2.0%)
    JetBlue Airways Corporation                                       7,500           202,500
                                                                                 -------------

TOTAL COMMON STOCKS (COST $9,286,284)                                               9,819,334

                                                                  PRINCIPAL
 CORPORATE BONDS (0.0%) (b)                                         AMOUNT
                                                                  ----------

    MicroStrategy, Inc. Senior Notes, Series A
    due 06/24/2007                                                 $  3,700               944
                                                                                 -------------

 TOTAL CORPORATE BONDS (COST $0)                                                          944


 SHORT TERM SECURITIES (4.6%)
 REPURCHASE AGREEMENT (4.6%)
    State Street Bank, 0.25%, due 01/02/2003
    (Collateralized by U.S. Treasury Bill, 8.13%, due
    08/15/2021, with a market value of $470,133)                   $457,709           457,709
                                                                                 -------------

TOTAL SHORT-TERM SECURITIES (COST $457,709)                                           457,709
                                                                                 -------------

TOTAL INVESTMENTS (102.4%) (COST $9,743,993)                                       10,277,987

TOTAL OTHER ASSETS, LESS LIABILITIES ((2.4%))                                        (242,233)
                                                                                 -------------

 TOTAL NET ASSETS (100.0%)                                                       $ 10,035,754
                                                                                 =============

OTHER INFORMATION:

     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2002, aggregated $1,812,947 and $2,299,678 respectively. At December 31, 2002, net unrealized appreciation for tax purposes aggregated $533,994, of which $1,429,768 related to appreciated investments and $895,774 related to depreciated investments. The aggregate cost of securities the same for federal income tax and financial statement purposes.

(a)  Non-income producing.

(b)  Less than 0.1% of total net assets.

SEE ACCOMPANYING NOTES.

                             THE LEGENDS FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                          DECEMBER 31, 2002 (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed on July 22, 1992. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company of the series type. The Fund currently consists of four investment portfolios (the "Portfolios"): Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap. Each Portfolio, in effect, represents a separate fund. The Fund is required to account for the assets of each Portfolio separately and to allocate general liabilities of the Fund to each Portfolio based on the relative net assets of each Portfolio.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter of shares of the Fund, which are distributed to variable annuity separate accounts of Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"), and to a variable universal life separate account of Columbus Life Insurance Company ("Columbus"). Touchstone Advisors, Inc. ("Touchstone Advisors"), registered with the Securities and Exchange Commission as an investment adviser, provides management services to the Fund pursuant to a management agreement (the "Management Agreement") that became effective March 3, 2000. The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Touchstone Securities, Touchstone Advisors, Integrity, National Integrity and Columbus.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

Short-term debt securities with maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the closing settlement price. Other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at fair value as determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of the trade date. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of nearest average for all of the Portfolios except Gabelli Large Cap Value, which uses the first-in, first-out method.

FEDERAL INCOME TAX MATTERS

The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended, and distributes its taxable net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required. As of June 30, 2002, the Fund had realized capital loss carryovers available to offset future realized capital gains as follows:

     PORTFOLIO:                                      CAPITAL LOSS CARRYOVER    EXPIRES
     ---------------------------------------------   ----------------------   ---------
     Harris Bretall Sullivan & Smith Equity Growth        $ 2,838,038           2010
     Gabelli Large Cap Value                                1,095,619           2010
     Baron Small Cap                                           88,373           2007
                                                               40,171           2008
                                                               39,274           2010
                                                               ------
                                                              167,818

Certain Portfolios incurred a loss for tax purposes from November 1, 2001 to June 30, 2002. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2003. The following Funds had deferred losses:

     PORTFOLIO:                                           DEFERRED LOSS
     -------------------------------------------------    -------------
     Harris Bretall Sullivan & Smith Equity Growth          $2,889,278
     Gabelli Large Cap Value                                 1,095,619
     Baron Small Cap                                           404,269

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex- dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, post-October capital losses, and losses deferred due to wash sales.

The tax character of distributions paid during the fiscal years ended June 30, 2002 and 2001 were identical to those distributions reported in the Statements of Changes in Net Assets except as follows:


                                                                                2002
                                                       -------------------------------------------------------
                                                                     CAPITAL GAIN   RETURN OF
PORTFOLIO:                                               ORDINARY                    CAPITAL       TOTAL *
------------------------------------------------------ ------------- ------------- ------------ --------------
Third Avenue Value                                         $733,383        $    0       $    0      $ 733,383
Gabelli Large Cap Value                                       6,802             0            0          6,802



                                                                                2001
                                                       -------------------------------------------------------
                                                                                     RETURN OF
PORTFOLIO:                                               ORDINARY    CAPITAL GAIN     CAPITAL      TOTAL *
------------------------------------------------------ ------------- -------------- ------------ -------------
Harris Bretall Sullivan & Smith Equity Growth              $      0     $2,554,047       $    0    $2,554,047
Third Avenue Value                                          283,204              0            0       283,204
Gabelli Large Cap Value                                     421,027         22,666            0       443,693

* TOTAL DISTRIBUTIONS PAID DIFFER FROM THE STATEMENT OF CHANGES IN NET ASSETS DUE PRIMARILY TO THE USE OF CONSENT DIVIDENDS FOR TAX PURPOSES.

As of June 30, 2002 the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statements of Assets and Liabilities except as follows:

                                                             GABELLI LARGE                 BARON
                                       THIRD                   CAP VALUE                 SMALL CAP
                              AVENUE VALUE PORTFOLIO           PORTFOLIO                 PORTFOLIO
                              ------------------------ -------------------------- ------------------------
Undistributed                           $       0               $          0               $        0
  ordinary income
Undistributed long-term
  capital gains                                 0                          0                        0
                              ------------------------ -------------------------- ------------------------
Accumulated                                     0                          0                        0
  earnings
Accumulated capital
  and other losses**                            0                (1,835,771)                (572,087)
Unrealized appreciation
   (depreciation)***                     (61,075)                (5,475,874)                1,504,408
                              ------------------------ -------------------------- ------------------------
Total accumulated
  earnings (deficit)                    $(61,075)               $(7,311,645)               $  932,321
                              ======================== ========================== ========================

** THE FUNDS HAD NET CAPITAL LOSS CARRYOVERS AND DEFERRED POST-OCTOBER LOSSES AS IDENTIFIED ELSEWHERE IN THE NOTES. IN ADDITION, THEY ALSO HAD DEFERRALS OF WASH SALE LOSSES.

*** THE DIFFERENCES BETWEEN BOOK BASIS AND TAX-BASIS UNREALIZED APPRECIATION (DEPRECIATION) IS ATTRIBUTABLE PRIMARILY TO THE TAX DEFERRAL OF WASH SALE LOSSES.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2002, there were no futures contracts held in the Portfolios. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Portfolios bear the market risk that arises from any changes in contract values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, Touchstone Advisors, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchase in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The value of the securities transferred is monitored daily to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Third Avenue Value Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Touchstone Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers. Listed below are management and sub-advisory fees payable as a percentage of average daily net assets:

    PORTFOLIO:                                        MANAGEMENT FEE    SUB-ADVISORY FEE
    ----------------------------------------------    --------------    ----------------
    Harris Bretall Sullivan & Smith Equity Growth          0.65%              0.40%
    Third Avenue Value                                     0.65%              0.40%
    Gabelli Large Cap Value                                0.90%              0.65%
    Baron Small Cap                                        1.05%              0.80%

Under the Management Agreement, Touchstone Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Touchstone Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.60% of average daily net assets. Prior to November 1, 2002, the voluntary limit on operating expenses was an annual rate of 0.50% of average daily net assets. Touchstone Advisors reserves the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Value placed a portion of its transactions with brokerage firms which may be considered affiliates of the Fund under the 1940 Act. The commissions paid to these firms were approximately $29,481 in the aggregate during the six months ended December 31, 2002.

Certain officers and directors of the Fund are also officers of Touchstone Securities, Touchstone Advisors, Integrity and National Integrity. The Fund does not pay any amounts to compensate these individuals.


3.   CAPITAL SHARES

At December 31, 2002, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At December 31, 2002, four classes of shares authorized by the Board of Directors were being offered as follows: 55,000,000 shares for each of the Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Portfolios.

At December 31, 2002, Integrity, through its Separate Account I and Separate Account II, National Integrity, through its Separate Account I and Separate Account II, and Columbus, through its Separate Account I, were the record owners of all the outstanding shares of the Fund.

4.   SHAREHOLDER VOTE

A special meeting of the shareholders of Third Avenue Value Portfolio was held on September 26, 2002 for the purpose of considering a proposal to approve or disapprove a new sub-advisory agreement between Touchstone Advisors and Third Avenue Management LLC. There were 2,773,540 votes in favor of the proposal, 47,795 against the proposal and 180,427 abstentions.

5.   SUBSEQUENT EVENTS

On January 27, 2003, the Board of Directors of the Fund approved a proposal to reorganize each Portfolio with a corresponding series of Touchstone Variable Series Trust (each, a "Touchstone Fund"). Shareholders of record of each Portfolio as of January 31, 2003 will be asked to vote on the proposal at a special meeting of shareholders to be held on April 18, 2003. The reorganizations are part of a restructuring by Integrity, National Integrity and their affiliates designed to achieve greater operating efficiencies and potential economies of scale. Each Portfolio, the respective Touchstone Fund with which it will reorganize and the Touchstone Fund as it will be named after each reorganization (the "Combined Fund") is listed below:

PORTFOLIO:                     TOUCHSTONE FUND                 COMBINED FUND
---------------------------    ----------------------------    -------------------------------
Harris Bretall Sullivan &
  Smith Equity Growth          Touchstone Large Cap Growth     Touchstone Large Cap Growth
Third Avenue Value             Touchstone Small Cap Value      Touchstone Third Avenue Value
Gabelli Large Cap Value        Touchstone Value Plus           Touchstone Value Plus
Baron Small Cap                A newly created fund            Touchstone Baron Small Cap

Each Combined Fund will have a similar or identical investment objective and similar or identical investment strategies and risks to those of the corresponding Portfolio. Touchstone Small Cap Value Fund will become a non-diversified fund, subject to the approval of its shareholders, to resemble the Third Avenue Value Portfolio.

Touchstone Advisers will continue to serve as investment manager to the Combined Funds after the reorganizations. The sub-adviser of each Combined Funds will be the same as the current sub-adviser of the corresponding Portfolio, except that the sub-adviser of Gabelli Large Cap Portfolio after the reorganization will be Fort Washington Investment Advisors, Inc., an affiliate of Touchstone Advisors.

THIS SEMI-ANNUAL REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE DIRECTLY OR INDIRECTLY OF ANY INTEREST IN THE FUND. NO OFFERING IS MADE EXCEPT IN CONJUNCTION WITH A PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

[GRAPHIC]
PRINCIPAL OFFICES LOCATED AT:
515 WEST MARKET STREET
LOUISVILLE, KENTUCKY 40202


                                                        Catalog #001728 (02/03)

                                    APPENDIX

BOND AND COMMERCIAL PAPER RATINGS

     Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.
     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
     3.   There is a lack of essential data pertaining to the issue or issuer.
     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, Ba-1 and B-1.

S&P'S BOND RATINGS

     AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

     BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

     C1. The rating C1 is reserved for income bonds on which no interest is being paid.

     D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P'S COMMERCIAL PAPER RATINGS

     A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                                        TOUCHSTONE VARIABLE SERIES TRUST

                                        o  TOUCHSTONE INTERNATIONAL EQUITY FUND
                                        o  TOUCHSTONE BARON SMALL CAP FUND
                                        o  TOUCHSTONE EMERGING GROWTH FUND
                                        o  TOUCHSTONE THIRD AVENUE VALUE FUND
                                        o  TOUCHSTONE LARGE CAP GROWTH FUND
                                        o  TOUCHSTONE ENHANCED 30 FUND
                                        o  TOUCHSTONE VALUE PLUS FUND
INVESTMENT ADVISOR                      o  TOUCHSTONE GROWTH & INCOME FUND
                                        o  TOUCHSTONE BALANCED FUND
Touchstone Advisors, Inc.               o  TOUCHSTONE HIGH YIELD FUND

221 East Fourth Street, Suite 300       o  TOUCHSTONE CORE BOND FUND

Cincinnati, Ohio  45202                 o  TOUCHSTONE MONEY MARKET FUND

DISTRIBUTOR


Touchstone Securities, Inc.
221 East Fourth Street, Suite 300       STATEMENT OF ADDITIONAL INFORMATION
Cincinnati, Ohio  45202
                                        APRIL 28, 2003
ADMINISTRATOR, FUND ACCOUNTING
AGENT AND TRANSFER AGENT


Integrated Fund Services, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS


Ernst & Young LLP
1300 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio 45202

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)(1)    Amended Declaration of Trust.(1)

(a)(2)    Amendment to the Amended Declaration of Trust.(3)

(a)(3)    Amendment No. 5 to Amended Declaration of Trust.(6)

(a)(4)    Amendment No. 6 to Amended Declaration of Trust.(7)

(a)(5)    Amendment No. 7 to Amended Declaration of Trust.(10)

(a)(6)    Amendment No. 8 to Amended Declaration of Trust.(10)

(a)(7)    Amended and Restated Declaration of Trust (13)

(b)(1)    Amended By-Laws of the Trust.(1)

(b)(2)    By-Laws of the Trust (13)

(c)       Inapplicable.

(d)(1)    Amended and Restated Investment Advisory Agreement.(6)

(d)(2) Amended and Restated Sub-Advisory Agreement with respect to Value Plus Fund (Ft. Washington).(7)

(d)(3)    Amended  and   Restated   Sub-Advisory   Agreement   with  respect  to
          International Equity Fund (Credit Suisse).(7)

(d)(4) Amended and Restated Sub-Advisory Agreement with respect to Income Opportunity Fund (Alliance Capital).(7)

(d)(5) Amended and Restated Sub-Advisory Agreement with respect to Standby Income Fund (Ft. Washington).(7)

(d)(6)    Sub-Advisory   Agreement   with   respect   to  the  Bond   Fund  (Ft.
          Washington).(7)

(d)(7) Sub-Advisory Agreement with respect to the Growth & Income Fund (Zurich Scudder).(7)

(d)(8) Amended and Restated Sub-Advisory Agreement with respect to Emerging Growth Fund (Westfield Capital Management).(7)

(d)(9) Sub-Advisory Agreement with respect to the High Yield Fund (Ft. Washington).(7)

(d)(10)   Sub-Advisory  Agreement  with  respect  to the Small  Cap  Value  Fund
          (Todd).(7)

(d)(11)   Sub-Advisory Agreement with respect to the Enhanced 30 Fund (Todd).(7)

(d)(12) Amendment to the Amended and Restated Investment Advisory Agreement adding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund.(7)

(d)(13) Amendment to the Amended and Restated Investment Advisory Agreement adding the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund. (11)

(d)(14)   Sub-Advisory Agreement with respect to Balanced Fund (OpCaP).(9)

(d)(15) Sub-Advisory Agreement with respect to Emerging Growth Fund (Trust Company of the West). (10)

(d)(16)   Sub-Advisory  Agreement with respect to Equity Fund (Ft.  Washington).
          (10)

(d)(17)   Sub-Advisory    Agreement   with   respect   to   Growth/Value    Fund
          (Mastrapasqua). (10)

(d)(18)   Sub-Advisory   Agreement  with  respect  to  Money  Market  Fund  (Ft.
          Washington). (10)

(d)(19) Interim Sub-Advisory Agreement with respect to Growth & Income Fund (Deutsche)(11)

(d)(20) Sub-Advisory Agreement with respect to International Equity Fund (Bank of Ireland)(11)

(d)(21)   Sub-Advisory Agreement with respect to Small Cap Value Fund (Ark)(11)

(d)(22) Form of Sub-Advisory Agreement with respect to Growth & Income Fund (Deutsche)(11)

(d)(23) Form of Sub-Advisory Agreement with respect to Baron Small Cap Fund (BAMCO, Inc.) (13)

(d)(24) Form of Sub-Advisory Agreement with respect to Third Avenue Value Fund (Third Avenue) (13)

(d)(25) Form of Sub-Advisory Agreement with respect to Large Cap Growth Fund (Harris) (13)

(d)(26) Amendment to the Advisory Agreement adding breakpoints to the advisory fees. (13)

(d)(27) Amendment to the Advisory Agreement adding the Baron Small Cap Fund and reducing the Advisory fee paid by the Money Market Fund. (13)

(d)(28) Form of Sub-Advisory Agreement with respect to Money Market Fund (Ft. Washington)

(e)       Form of Distribution Agreement. (13)

(f)(1)    Trustee Deferred Compensation Plan.(10)

(g)(1)    Custodian Agreement.(4)

(g)(2)    Amendment to the  Custodian  Agreement  between the Trust on behalf of
          the  Touchstone   Growth/Value   Fund,   Touchstone  Equity  Fund  and
          Touchstone Money Market Fund and Investors Bank - SUPERCEDED.

(g)(3) Form of Custodian Agreement between Brown Brothers Harriman & Co. and Touchstone Variable Series Trust. (13)

(h)(1)    Administration Agreement.(2)

(h)(2) Amendment to the Administration Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund and Investors Bank - SUPERCEDED - see h(12)

(h)(3)    Sponsor Agreement.(4)

(h)(4)    Amendment No. 2 to the Sponsor Agreement.(7)

(h)(5)    Amendment No. 3 to the Sponsor Agreement.(7)

(h)(6)    Form of Restated and Amended Sponsor Agreement. (12)

(h)(7)    Transfer Agency Agreement.(2)

(h)(8) Amendment to the Transfer Agency Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund and Investors Bank - SUPERCEDED.

(h)(9)    Fund Accounting Agreement.(2)

(h)(10) Amendment to the Fund Accounting Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund and Investors Bank., SUPERCEDED - see h(12)

(h)(11)   Amended Delegation Agreement. (12)

(h)(12)   Administration and Accounting Services Agreement (12)

(h)(13)   Delegation Agreement, to be filed by subsequent amendment.

(i)(1)    Opinion of counsel.(4)

(i)(2) Opinion of counsel regarding Growth & Income Fund and Bond Fund by Bingham Dana, LLP.(5)

(i)(3)    Opinion of counsel regarding Value Plus Fund by Bingham Dana, LLP.(5)

(i)(4) Opinion of counsel regarding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund by Bingham Dana, LLP.(7)

(j)(1)    Consent of PriceWaterhouseCoopers LLP, independent accountants.(8)

(j)(2)    Consent of Ernst & Young LLP, independent accountants. (11)

(k)       Inapplicable.

(l)       Investment letter of initial shareholders.(4)

(m)       Plan of Distribution Pursuant to Rule 12b-1 for Service Class shares

(n)       Inapplicable.

(o)       Inapplicable.

(p)(1)    Code of Ethics of Touchstone Variable Series Trust.(8)

(p)(2)    Code of Ethics of Touchstone Securities, Inc.(8)

(p)(3)    Code of Ethics of Touchstone Advisors, Inc.(8)

(p)(4)    Code of Ethics of Todd Investment Advisors, Inc. (8)

(p)(5)    Code of Ethics of Westfield Capital Management Company, Inc. (8)

(p)(6)    Code of Ethics of Credit Suisse Asset Management, LLC. (8)

(p)(7)    Code of Ethics of Fort Washington Investment Advisors, Inc. (8)

(p)(8)    Code of Ethics of Scudder Kemper Investments, Inc. (8)

(p)(9)    Code of Ethics of OpCap Advisors. (8)

(p)(10)   Code of Ethics of Alliance Capital Management L.P.(8)

(p)(11)   Code of Ethics of Trust Company of the West Group, Inc. (9)

(p)(12)   Code of Ethics of Mastrapasqua & Associates, Inc. (9)

(p)(13)   Code of Ethics of Bank of Ireland Asset Management (U.S.) Ltd. (10)

(p)(14)   Code of Ethics of Deutsche Investment Management, Inc. (10)

(p)(14)   Code of Ethics of Ark Asset Management, Inc. (10)

(q)(1)    Power of Attorney for John F. Barrett (13)

(q)(2)    Power of Attorney for William O. Coleman (13)

(q)(3)    Power of Attorney for Oscar P. Robertson (13)

(q)(4)    Power of Attorney for J. Leland Brewster II (13)

(q)(5)    Power of Attorney for Robert E. Stautberg (13)

(q)(7)    Power of Attorney for H. Jerome Lerner (13)

(q)(8)    Power of Attorney for Phillip R. Cox (13)

(q)(9)    Power of Attorney for John P. Zanotti (13)

(q)(10)   Power of Attorney for Jill T. McGruder (13)

(1) Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement as filed with the SEC via Edgar on April 29, 1996 (033-76566).

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via Edgar on February 28, 1997 (033-76566).

(3) Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC via Edgar on February 13, 1998 (033-76566).

(4)  Incorporated  by  reference  from  Post-Effective  Amendment  No.  7 to the
     Registration Statement as filed with the SEC via Edgar on July 30, 1998 (033-76566).

(5) Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC via Edgar on December 31, 1998 (033-76566).

(6) Incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via Edgar on February 12, 1999 (033-76566).

(7) Incorporated by reference from Post-Effective Amendment No. 11 as filed with the SEC via Edgar on April 30, 1999 (033-76566).

(8) Incorporated by reference from Post-Effective Amendment No. 12 as filed with the SEC via Edgar on April 28, 2000 (033-76566).

(9) Incorporated by reference from Post-Effective Amendment No. 13 as filed with the SEC via Edgar on February 15, 2001 (033-76566).

(10) Incorporated by reference from Post-Effective Amendment No. 14 as filed with the SEC via Edgar on April 27, 2001 (033-76566).

(11) Incorporated by reference from Post-Effective Amendment No. 15 as filed with the SEC via EDGAR on March 1, 2002 (033-76566).

(12) Incorporated by reference from Post-Effective Amendment No. 16 filed with the SEC via EDGAR May 1, 2002 (033-76566).

(13) Incorporated by reference from Post-Effective Amendment No. 17 filed with the SEC via Edgar on January 31, 2003 (811-08416).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

Inapplicable.

ITEM 25.  INDEMNIFICATION.

Under Article V, Section 5.3 of the Trust's Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph
(b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or
(B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (I) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this
Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and
(ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this Section 5.3, the term "independent legal counsel" means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND SUB-ADVISOR.

A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser that provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust, registered investment companies.

The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 East Fourth Street, Cincinnati, Ohio 45202.

(1)  Jill T. McGruder, President and a Director of the Advisor

     (a) President and a Director of Fort Washington Brokerage Services, Inc., a broker-dealer.

     (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer and Integrated Fund Services, Inc., a transfer agent.

     (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

     (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

     (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

     (f) Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

(2)  Edward S. Heenan, Vice President & Comptroller of the Advisor

     (a) Director, Vice President & Comptroller of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

     (b)  Director and Controller of Touchstone Securities, Inc.

(3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

     (a)  Chief Compliance Officer of Touchstone Securities, Inc.

(4)  Donald J. Wuebbling, a Director/Chief Legal Officer of the Advisor

     (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

     (b) Vice President and General Counsel of The Western and Southern Life Insurance Company.

     (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

(5)  William F. Ledwin, a Director of the Advisor

     (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

     (b)  President and a Director of Fort Washington Investment Advisors, Inc.

     (c) Vice President and Chief Investment Officer of Columbus Life Insurance Company, 400 East Fourth Street, Cincinnati, OH, a life insurance company.

     (d) Senior Vice President and Chief Investment Officer of The Western and Southern Life Insurance Company.

(6)  Richard K. Taulbee, Vice President of the Advisor

     (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

     (b)  Assistant Treasurer of Fort Washington Investment Advisors, Inc.

(7)  James J. Vance, Vice President & Treasurer of the Advisor

     (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

     (b) Assistant Treasurer of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

     (c)  Treasurer of Touchstone Variable Series Trust.

(8)  Terrie A. Wiedenheft - Chief Financial Officer of the Advisor

     (a)  Senior  Vice  President,  Chief  Financial  Officer and  Treasurer  of
          Integrated Fund Service, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

     (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

     (c)  Assistant Treasurer of Fort Washington Investment Advisors, Inc.

     (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

(9)  James N. Clark, a Director of the Advisor

     (a) A Director of IFS Financial Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

(10) Robert F. Morand, Secretary of the Advisor

     (a) Secretary of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

     (b) Assistant Secretary of IFS Financial Services, Inc. and Touchstone Advisors, Inc.

(11) Don W. Cummings, Vice President of the Advisor

     (a) Chief Financial Officer of Integrity Life Insurance* 515 West Market Street, Louisville, Kentucky

(12) Kevin L. Howard, Vice President of the Advisor

     (a)  Vice President and General Counsel of Integrity Life Insurance

(13) Patrick T. Bannigan, Senior Vice President of the Advisor

     (a)  Senior Vice President of Touchstone Securities, Inc.

     (b) President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

     (c)  Senior Vice  President of Evergreen  Investment  Services  until March
          2002

(14) Michael S. Spangler, Vice President of the Advisor

     (a)  Vice President of Touchstone Securities, Inc.

     (b) Vice President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

     (c)  Vice President of Evergreen Investment Services until July 2002.

B. FORT WASHINGTON INVESTMENT ADVISORS, INC. ("Ft. Washington") is a registered investment adviser which provides sub-advisory services to the Funds. Ft. Washington also serves as the Sub-Advisor to Touchstone Tax-Free Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

(1) William F. Ledwin, President and a Director of Ft. Washington - See biography above.

(2)  John F. Barrett, a Director of Ft. Washington

     (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

     (b) Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

(3) James J. Vance, Vice President and Treasurer of Ft. Washington - See biography above

(4)  Rance  G.  Duke,  Vice  President  and  Senior  Portfolio  Manager  of  Ft.
     Washington

     (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

(5)  John  C.  Holden,  Vice  President  and  Senior  Portfolio  Manager  of Ft.
     Washington

(6) Charles E. Stutenroth IV, Vice President and Senior Portfolio Manager of Ft. Washington

(7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

(8)  John J. Goetz, Vice President of Ft. Washington

(9)  James A. Markley, Jr., Managing Director of Ft. Washington

(10) Roger M. Lanham - Vice President of Ft. Washington

(11) Augustine A. Long, Managing Director, Marketing of Ft. Washington

(12) John J. O'Connor, Vice President of Ft. Washington

(13) Timothy J. Policinski, Vice President and Senior Portfolio Manager of Ft. Washington

     (i) Vice President - Public Bond Manager of Lincoln Investment Management, Ft. Wayne, Indiana, until June 2001

(14) Daniel J. Carter, Assistant Portfolio Manager - Fixed Income of Ft. Washington

     (i)  Securities Analyst at Ohio Casualty Group until 2000

(15) Thomas  L.  Finn,  Vice  President  and  Senior  Portfolio  Manager  of Ft.
     Washington

     (i) Vice President and Senior Portfolio Manager of Provident Financial Group until May 2002.

(16) Michele Hawkins - Compliance Officer

(17) Kenneth Ryan - Assistant Vice President - Director of Operations

(18) Donald J. Wuebbling - Secretary

C. BAMCO, INC. ("BAMCO") is a registered investment adviser providing advisory services to the Baron Small Cap Fund. The address of BAMCO is 767 Fifth Avenue, New York, New York 10153.

D. DEUTSCHE INVESTMENT MANAGEMENT INC. ("DeIM") (formerly Zurich Scudder Investments, Inc.) is a registered investment adviser providing sub-advisory services to the Growth & Income Fund. The address of DeIM is 280 Park Avenue, New York, NY 10017.

E. OPCAP ADVISORS, INC. ("OpCap") is a registered investment adviser providing sub-advisory services to the Balanced Fund. The address of OpCap is Oppenheimer Tower, One World Financial Center, New York, NY 10281.

F. TCW INVESTMENT MANAGEMENT COMPANY ("TIMCO") is a registered investment adviser providing sub-advisory services to the Emerging Growth Fund. The address of TIMCO is 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017.

G. WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("Westfield") is a registered adviser providing sub-advisory services to the Emerging Growth Fund. The address of Westfield is One Financial Center, Boston, MA 02111.

H. BANK OF IRELAND ASSET MANAGEMENT (U.S.) LTD. ("BIAM (U.S.)") is a registered adviser providing sub-advisory services to the International Equity Fund. The address of BIAM (U.S.) is 75 Holly Hill Lane, Greenwich, CT 06830.

I. TODD INVESTMENT ADVISORS, INC. ("Todd") is a registered adviser providing sub-advisory services to the Enhanced 30 Fund. The address of Todd is 3160 National City Tower, Louisville, KY 40202.

J. THIRD AVENUE MANAGEMENT LLC ("Third Avenue") is a registered investment adviser providing services to the Third Avenue Fund. The address of Third Avenue is 767 Third Avenue, New York, NY 10107.

K. HARRIS BRETALL SULLIVAN & SMITH LLC ("Harris") is a registered adviser providing advisory services to the Large Cap Growth Fund. The address of Harris is One Sansome Street, Suite 3300, San Francisco, CA 94101.

L. FORT WASHINGTON INVESTMENT ADVISORS, INC. ("Fort Washington") is a Registered investment adviser providing advisory services to the Value Plus Fund, the High Yield Fund, the Bond Fund and the Money Market Fund. The address of Fort Washington is 420 East Fourth Street, Cincinnati, OH 45202.

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Investment Trust.

     Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202.
*    The address is 420 East Fourth Street, Cincinnati, Ohio 45202.
**   The address is 400 Broadway, Cincinnati, Ohio 45202.
***  The address is 515 West Market Street, Louisville, KY 40202.

                                 POSITION                     POSITION
                                   WITH                         WITH
(b)  NAME                       UNDERWRITER                  REGISTRANT
     ----                       -----------                  ----------

     Jill T. McGruder           President/Director           Trustee

     William F. Ledwin*         Director                     None

     Patricia J. Wilson         Chief Compliance Officer     None

     Richard K. Taulbee**       Vice President               None

     James J. Vance**           Treasurer                    Assistant Treasurer

     Edward S. Heenan**         Controller/Director          None

     Robert F. Morand**         Secretary                    None

     Terrie A. Wiedenheft       Chief Financial Officer      Controller

     Donald W. Cummings***      Vice President               None

     Donald J. Wuebbling**      Director                     None

     John R. Lindholm**         Vice President               None

     Patrick T. Bannigan        Senior Vice President        President

     Michael S. Spangler        Vice President               Vice President

(c)  None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Touchstone Variable Series Trust
221 East Fourth Street
Cincinnati, OH 45202

Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, OH 45202
(investment advisor)

Integrated Fund Services, Inc.
221 East Fourth Street,  Suite 300
Cincinnati, OH 45202
(administrator, fund accounting agent and transfer agent)

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
(custodian)

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30.  UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, Ohio on April 28, 2003.

                                        TOUCHSTONE VARIABLE SERIES TRUST

                                        By: /s/ Patrick T. Bannigan
                                            ------------------------------------
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2003.

SIGNATURE                           TITLE
---------                           -----

* John F. Barrett                   Trustee

* William O. Coleman                Trustee

* Phillip R. Cox                    Trustee

* H. Jerome Lerner*                 Trustee

* Oscar P. Robertson                Trustee

* J. Leland Brewster II             Trustee

* Robert E. Stautberg               Trustee

* Jill T. McGruder                  Trustee

* John P. Zanotti                   Trustee

/s/ Scott A. Englehart              Treasurer
-------------------------------
Scott A. Englehart


By /s/ Tina D. Hosking
-------------------------------
Tina D. Hosking
* Attorney-in-Fact
April 28, 2003

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